                                                     1933 Act File No. 333-90412
                                                     1940 Act File No. 811-21118

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X

Pre-Effective Amendment No.     ............................

Post-Effective Amendment No.   3  ..........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No.   3  .........................................        X

                          GOLDEN OAK(R) FAMILY OF FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                                 John McGonigle
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
___  on ___________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a) (i)
___  on ___________ pursuant to paragraph (a) (i)
___  75 days after filing pursuant to paragraph (a)(ii)
___  on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

                           Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                              Washington, DC 20037

[Logo of Golden Oak Family of Funds]

PROSPECTUS

INSTITUTIONAL SHARES
AND CLASS A SHARES

MARCH 31, 2004

ABOUT THIS PROSPECTUS

The Golden Oak® Family of Funds (the "Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares and Class A Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional and Class A Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

Institutional Shares

  No sales charge
  No 12b-1 fees
  $1,000,000 minimum initial investment

Class A Shares

  Front-end sales charge
  12b-1 fees
  $1,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Portfolios. For more detailed information about each Portfolio, please see:

RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment managers invest Portfolio assets in a way that they believe will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk and there is no guarantee that a Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Portfolio, just as you could with other investments. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The value of your investment in a Portfolio (other than the Golden Oak® Prime Obligation Money Market Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

The Golden Oak® Prime Obligation Money Market Portfolio tries to maintain a constant price per share of $1.00, but there is no guarantee that the Portfolio will achieve this goal.

Portfolio History

This Prospectus of the Golden Oak® Family of Funds offers Institutional Shares and Class A Shares of seven portfolios, including four equity portfolios, two bond portfolios and one money market portfolio. The following describes the investment goals (objectives), strategies and principal risks of each Portfolio. There can be no assurance that a Portfolio will achieve its goal. However, each Portfolio endeavors to do so by following the strategies and policies described in this prospectus.

Each of the Golden Oak® Portfolios is the successor to a correspondingly named portfolio of the The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The shareholders of each Arbor Fund portfolio approved the reorganization and received Institutional or Class A Shares of the corresponding successor Golden Oak® portfolio on the date of the reorganization.

Prior to August 26, 2002, each successor Golden Oak® Portfolio had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to August 26, 2002 is historical information for the corresponding Arbor Fund. Each successor Golden Oak® portfolio is managed by the investment adviser (and sub-adviser, if applicable) which formerly managed the corresponding Arbor Fund portfolio. In addition, each successor Golden Oak® portfolio has investment objectives and policies that are identical or substantially similar to those of the corresponding Arbor Fund portfolio, although The Arbor Funds Portfolios had different fee and expense arrangements.

Golden Oak® Growth Portfolio

PORTFOLIO SUMMARY

Investment Goal	Total return
Investment Focus	Large capitalization U.S. common stocks
Share Price Volatility	Medium
Principal Investment Strategy	Investing in common stocks of established U.S. companies that demonstrate positive sustainable earnings growth
Investor Profile	Investors who seek total return and are willing to bear the risk of investing in equity securities

Investment Strategy

The Portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in the upper 90% of the Russell 1000 Growth Index at time of purchase). The Portfolio's adviser, CB Capital Management, Inc. (the "Adviser"), has engaged Nicholas-Applegate Capital Management ("Nicholas-Applegate") as sub-adviser to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, Nicholas-Applegate focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover signs of "change at the margin," i.e., positive business developments which are not yet fully reflected in a company's stock price. Nicholas-Applegate searches for successful, improving companies that are managing change advantageously and poised to exceed expectations.

Nicholas-Applegate may sell a stock if the reason for its original purchase changes (e.g., earnings deceleration, negative changes in expectations, decline in fundamental quality) or a better stock is identified. Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.

Principal Risks of Investing

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Portfolio is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Portfolio's investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Portfolio's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 36.96% (quarter ended December 31, 1999). Its lowest quarterly return was (27.06)% (quarter ended March 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes are shown for all classes. In addition, Returns After Taxes are shown for the Portfolio's Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Growth Index (RUS1G). The RUS1G is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year	5 Years	10 Years
Institutional Shares:
Return Before Taxes	26.78%	(3.89)%	7.56%
Return After Taxes on Distributions[1]	26.78%	(5.79)%	4.75%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	17.41%	(3.59)%	5.46%
Class A Shares:
Return Before Taxes	19.09%	(5.30)%	6.61%
RUS1G	29.75%	(5.11)%	9.21%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Portfolio and show the effect of taxes on Portfolio distributions. Return After Taxes on Distributions and Sales of Portfolio Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Portfolio distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for the Institutional Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SIMPLY SPEAKING...

What is an Index?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The RUS1G is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.


What are the Fund's Fees and Expenses?

GOLDEN OAK GROWTH PORTFOLIO

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold the Portfolio's Institutional Shares or Class A Shares.

Shareholder Fees Fees Paid Directly From Your Investment

	Institutional Shares

		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.74%	0.74%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.43%	0.43%
Total Annual Portfolio Operating Expenses	1.17%	1.42%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.07%	0.07%
Total Actual Annual Portfolio Operating Expenses (after waiver)	1.10%	1.35%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the Portfolio paid (after the voluntary waiver) was 0.67% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Share Class Name	1 Year	3 Years	5 Years	10 Years
Institutional Shares:	$119	$372	$ 644	$1,420
Class A Shares:	$711	$999	$1,307	$2,179

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Golden Oak® Value Portfolio

PORTFOLIO SUMMARY

Investment Goal	Long-term capital appreciation
Investment Focus	Medium to large capitalization U.S. common stocks
Share Price Volatility	Medium
Principal Investment Strategy	Investing in common stocks which are undervalued relative to a company's earnings
Investor Profile	Investors who seek long term capital appreciation and who are willing to bear the risks of investing in equity securities

Investment Strategy

The Portfolio invests primarily in common stocks of established U.S. companies with medium to large market capitalizations (in excess of $3 billion at time of purchase). The Adviser has engaged Systematic Financial Management, L.P. ("Systematic") as sub-adviser to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, Systematic invests in companies which it believes are undervalued relative to a company's historic and expected earnings. Systematic makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Portfolio companies.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowing for investment purposes in equity securities.

Principal Risks of Investing

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Portfolio is also subject to the risk that medium to large capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Portfolio's investment risks in light of its historical returns. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. The periods prior to June 23, 1997, when the Portfolio began operating as a registered mutual fund, represents the performance of the Adviser's similarly managed predecessor common trust fund. The Sub-Adviser used substantially the same management strategies to manage the portfolios as the Adviser used to manage the common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Portfolio. If it had been, the common trust fund's performance might have been lower.

The Portfolio's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 17.79% (quarter ended June 30, 2003). Its lowest quarterly return was (18.19)% (quarter ended September 30, 2002).


Average Annual Total Return Table

The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes are shown for all classes. In addition, Return After Taxes is shown for the Portfolio's Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Value Index (RUS1V). The RUS1V is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios. Index returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2003)

	1 Year
		5 Years
			10 Years
Institutional Shares:[1]
Return Before Taxes	33.02%	3.58%	10.02%
Return After Taxes on Distributions[2]	32.61%	2.42%	8.19%
Return After Taxes on Distributions and Sale of Portfolio Shares[2]	21.43%	2.49%	7.86%
Class A Shares:
Return Before Taxes	25.12%	2.11%	9.04%
RUS1V	30.03%	3.56%	11.88%

1 The former Portfolio's returns in this table only reflect the periods after the Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Portfolio and show the effect of taxes on Portfolio distributions. Return After Taxes on Distributions and Sale of Portfolio Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Portfolio distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


SIMPLY SPEAKING...

What is an Index?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The RUS1V is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.


What are the Fund's Fees and Expenses?

GOLDEN OAK VALUE PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or
Class A Shares.


Shareholder Fees Fees Paid Directly From Your Investment

	Institutional Shares
		Class A Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.74%	0.74%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.35%	0.35%
Total Annual Portfolio Operating Expenses	1.09%	1.34%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.00%	0.00%
Total Actual Annual Portfolio Operating Expenses (after waiver)	1.09%	1.34%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The waiver represents less than 0.01% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Share Class Name	1 Years	3 Years	5 Years	10 Years
Institutional Shares:	$112	$350	$ 606	$1,340
Class A Shares:	$705	$978	$1,272	$2,105

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Golden Oak® Small Cap Value Portfolio

PORTFOLIO SUMMARY

Investment Goal	Long-term capital appreciation
Investment Focus	Small capitalization U.S. common stocks
Share Price Volatility	High
Principal Investment Strategy	Investing in common stocks of small companies which are undervalued relative to a company's cash flow
Investor Profile	Investors who seek long term capital appreciation and who are willing to bear the risks of investing in small cap stocks

Investment Strategy

The Portfolio invests primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at time of purchase). The Adviser has engaged Systematic Financial Management, L.P. ("Systematic") as sub-adviser to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, Systematic invests in companies that are generating cash flows, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows.

Systematic makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook.

Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Portfolio companies.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in small cap equity securities.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over- the-counter or listed on an exchange.

The Portfolio is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Portfolio's investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Portfolio's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 18.15% (quarter ended December 31, 2001). Its lowest quarterly return was (14.27)% (quarter ended September 30, 2002).


Average Annual Total Return Table


The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Portfolio's Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Value Index (RUS2V), a broad-based market index. The RUS2V measures the performance of companies with lower price-to-book ratios and lower forecasted growth values comprising the Russell 2000 Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year
		Start of Performance[1]
Institutional Shares:
Return Before Taxes	38.72%	15.93%
Return After Taxes on Distributions[2]	38.23%	12.97%
Return After Taxes on Distributions and Sale of Portfolio Shares[2]	25.74%	12.40%
Class A Shares:
Return Before Taxes	30.51%	14.08%
RUS2V	46.03%	14.43%

1 The Portfolio's Institutional and Class A Shares start of performance dates were September 1, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Portfolio and show the effect of taxes on Portfolio distributions. Return After Taxes on Distributions and Sales of Portfolio Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Portfolio distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


SIMPLY SPEAKING...

What is an Index?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The RUS2V measures the performance of the companies with lower price-to-book ratios and lower forecasted growth values comprising the Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small cap stock performance and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on total market capitalization.

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What are the Fund's Fees and Expenses?

GOLDEN OAK SMALL CAP VALUE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or
Class A Shares.


Shareholder Fees Fees Paid Directly From Your Investment

	Institutional Shares
		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.99%	0.99%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.44%	0.44%
Total Annual Portfolio Operating Expenses	1.43%	1.68%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.08%	0.08%
Total Actual Annual Portfolio Operating Expenses (after waiver)	1.35%	1.60%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the portfolio paid (after the voluntary waiver) was 0.91% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class Name	1 Year	3 Years	5 Years	10 Years
Institutional Shares:	$146	$ 452	$ 782	$1,713
Class A Shares:	$736	$1,074	$1,435	$2,448

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Golden Oak® International Equity Portfolio

PORTFOLIO SUMMARY

Investment Goal	Long-term capital appreciation
Investment Focus	Common stocks of companies located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE)
Share Price Volatility	High
Principal Investment Strategy	Investing in a broad selection of companies operating in diverse markets outside of the United States
Investor Profile	Investors who seek long-term capital appreciation and want to diversify their investments by investing overseas, and who are willing to bear the risks of international investing

Investment Strategy

The Portfolio invests primarily in common stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI-EAFE"), and may invest the remainder of its assets in stocks of foreign issuers in other countries (including emerging market countries). The Adviser has engaged BlackRock International, Ltd. ("BIL") as sub-adviser to manage the Portfolio on a day-to-day basis. BIL selects stocks based both upon their potential for growth and their relative value. In choosing investments for the Portfolio, BIL begins with a "top-down" analysis of general global economic conditions to determine how the Portfolio's investments will be allocated among these foreign regions. It then conducts a "bottom-up" fundamental analysis that evaluates key performers operating in industry sectors that BIL believes have the best potential for long-term growth. BIL focuses its analysis on individual companies' earnings growth potential and the quality of corporate management. BIL generally does not base stock selections on company size, but rather on a company's fundamental prospects for growth and the current valuation of the security. As a result, the Portfolio may own stocks of smaller capitalization companies. BIL monitors the securities held by the Portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in a company's growth prospects or a region's economic outlook, or better investment opportunities become available.

The Portfolio will notify shareholders in advance of any change in investment policies that would enable the Portfolio to invest, under normal market, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in equity securities of foreign companies.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The foreign small to medium capitalization companies the Portfolio may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small to medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Portfolio's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Portfolio is also subject to the risk that international stocks may underperform other segments of the equity market or the equity market as a whole.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Portfolio's investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Portfolio's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 17.58% (quarter ended June 30, 2003). Its lowest quarterly return was (19.20)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges.

Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Portfolio's Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE). The MSCI EAFE Index is an unmanaged index that contains over 1000 stocks from 20 different countries in Europe, Australia and the Far East. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

	1 Year
		Start of Performance[1]
Institutional Shares:
Return Before Taxes	32.21%	(6.91)%
Return After Taxes on Distributions[2]	32.31%	(6.94)%
Return After Taxes on Distributions and Sale of Portfolio Shares2	21.22%	(5.77)%
Class A Shares:
Return Before Taxes	24.19%	(8.71)%
MSCI EAFE	38.59%	(6.04)%

1 The Portfolio's Institutional and Class A Shares start of performance date was July 10, 2000.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Portfolio and show the effect of taxes on Portfolio distributions. Return After Taxes on Distributions and Sale of Portfolio Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Portfolio distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for the Institutional Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is an unmanaged index that contains over 1000 stocks from 20 different countries in Europe, Australia and the Far East.

What are the Fund's Fees and Expenses?

GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or
Class A Shares.

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Shareholder Fees Fees Paid Directly From Your Investment

	Institutional Shares
		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.87%	0.87%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.58%	0.58%
Total Annual Portfolio Operating Expenses	1.45%	1.70%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.01%	0.01%
Total Actual Annual Portfolio Operating Expenses (after waiver)	1.44%	1.69%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the Portfolio paid (after the voluntary waiver) was 0.86% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class Name	1 Year	3 Years	5 Years	10 Years
Institutional Shares:	$148	$ 459	$ 792	$1,735
Class A Shares:	$738	$1,080	$1,445	$2,468

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Golden Oak® Intermediate-Term Income Portfolio

PORTFOLIO SUMMARY

Investment Goal	Current income consistent with limited price volatility
Investment Focus	Fixed income obligations of the U.S. Treasury, U.S. government agencies and U.S. corporations
Share Price Volatility	Low
Principal Investment Strategy	Investing in a portfolio of U.S. government and corporate fixed income securities to attempt to maximize return while limiting risk
Investor Profile	Conservative investors who want to receive income with limited risk of share price volatility

Investment Strategy

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The Portfolio primarily invests in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage backed securities rated in one of the top two ratings categories, and in U.S. corporate debt rated in one of the top three ratings categories. Fixed income securities pay interest, dividends or distributions at a specified rate, which rate may be a fixed percentage of principal or adjusted periodically. In selecting investments for the Portfolio, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to provide the highest level of income and capital appreciation, consistent with keeping a low level of share price fluctuation. The Adviser actively manages the maturity of the Portfolio and purchases securities which will, on average, mature in three to ten years. Under normal circumstances, the Adviser anticipates that the Portfolio's dollar-weighted average maturity will be approximately six years; however, the Adviser may vary this average maturity substantially (within the three-to-ten year range) in anticipation of a change in the interest rate environment. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.

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The Portfolio will notify shareholders in advance of any change in investment policies that would enable the Portfolio to invest, under normal market condition, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in fixed income securities.

Principal Risks of Investing

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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The Portfolio intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Portfolio may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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In addition, because the Portfolio invests a portion of its assets in corporate fixed income securities, the Portfolio is subject to credit risk, namely the possibility that an issuer will be unable to make timely payments of either principal or interest.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio is also subject to the risk that its investment strategy which focuses on U.S. government and U.S. corporate fixed income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer or shorter maturities or invest in other asset classes.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Portfolio's investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance before and after taxes) is no guarantee of future results.

The Portfolio's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 5.60% (quarter ended September 30, 1998).

Its lowest quarterly return was (1.92)% (quarter ended June 30, 1999).

Average Annual Total Return Table

The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Portfolio's Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index. The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage Backed Securities Index and the Asset Backed Securities Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year
		5 Years
			10 Years
Institutional Shares:

Return Before Taxes	5.09%	5.91%	5.96%
Return After Taxes on Distributions[1]	3.32%	3.68%	3.71%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	3.29%	3.63%	3.66%
Class A Shares:

Return Before Taxes	0.12%	4.67%	5.20%
LBAB	4.10%	6.62%	6.95%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Portfolio and show the effect of taxes on Portfolio distributions. Return After Taxes on Distributions and Sale of Portfolio Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Portfolio distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SIMPLY SPEAKING...

What is an Index?

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An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage Backed Securities Index and the Asset Backed Securities Index.

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What are the Fund's Fees and Expenses?

GOLDEN OAK INTERMEDIATE-TERM INCOME FUND

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or
Class A Shares.

Shareholder Fees Fees Paid Directly From Your Investment	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.32%	0.32%
Total Annual Portfolio Operating Expenses	0.82%	1.07%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.17%	0.17%
Total Actual Annual Portfolio Operating Expenses (after waiver)	0.65%	0.90%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the Portfolio paid (after the voluntary waiver) was 0.33% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class Name
	1 Year	3 Years	5 Years	10 Years
Institutional Shares:	$ 84	$262	$ 455	$1,014
Class A Shares:	$554	$775	$1,014	$1,697

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Golden Oak® Michigan Tax Free Bond Portfolio

Portfolio Summary

Investment Goal	Current income exempt from both federal and Michigan state income taxes, consistent with preservation of capital
Investment Focus	Tax-free Michigan municipal securities
Share Price Volatility	Medium
Principal Investment Strategy	Invests in municipal obligations which pay interest that is exempt from both federal and Michigan state income tax
Investor Profile	Conservative taxable investors who want to receive current income exempt from federal and Michigan state income tax and are willing to bear the moderate risk of investing in a portfolio of intermediate-term securities affected by changes in economic conditions and governmental policies within Michigan

Investment Strategy

The Portfolio invests substantially all of its assets (at least 80%) in municipal securities that generate income exempt from federal and Michigan state income taxes. These securities include securities of municipal issuers located in Michigan, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio will invest at least 80% of its assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Portfolio's Adviser will purchase investment grade municipal securities and attempt to maintain an average weighted portfolio maturity of three to ten years. The maximum maturity for any individual security is thirty years. In selecting the securities for the Portfolio, the Adviser will consider each security's yield and total return potential relative to other available municipal securities. Securities will be considered for sale in the event of or in anticipation of a credit downg rade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.

As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal and Michigan state income taxes.

Principal Risks of Investing

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The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

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There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Portfolio's concentration of investments in securities of issuers located in Michigan subjects the Portfolio to economic conditions and government policies within that state. As a result, the Portfolio will be more susceptible to factors that adversely affect issuers of Michigan obligations than a mutual fund that does not have as great a concentration in Michigan municipal obligations. In this regard, investors should be aware that the economy of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods, and that the economy could especially be adversely affected by changes in the auto industry.

The Portfolio is also subject to the risk that Michigan municipal debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Portfolio's investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance before and after taxes) is no guarantee of future results. The periods prior to June 23, 1997, when the Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. The Adviser used substantially the same management strategies to manage the Portfolio's as it used to manage the common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Portfolio. If it has been, the common trust fund's performance might have been lower.

The Portfolio's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 4.56% (quarter ended March 31, 1995). Its lowest quarterly return was (3.82)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect all applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Portfolio's Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-12 Year Municipal Bond Index (ML1-12MB), a broad-based market index. The ML1-12MB is a widely-recognized, broad-based measure of the performance of the U.S. tax exempt bond market for securities with maturities of one to twelve years. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year	5 Years	10 Years
Institutional Shares:[1]
Return Before Taxes	3.38%	4.63%	4.62%
Return After Taxes on Distributions[2]	3.37%	4.59%	4.59%
Return After Taxes on Distributions and Sale of Portfolio Shares[2]	3.68%	4.58%	4.62%
Class A Shares:
Return Before Taxes	(1.53)%	3.43%	3.88%
ML1-12MB	4.81%	5.95%	5.85%

1 The former Portfolio's returns in this table only reflect the periods after the former Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Portfolio and show the effect of taxes on Portfolio distributions. Return After Taxes on Distributions and Sales of Portfolio Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Portfolio distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-12 Year Municipal Bond Index is a widely recognized broad-based measure of the performance of the U.S. tax exempt bond market for securities with maturities of one to twelve years.

What are the Fund's Fees and Expenses?

GOLDEN OAK MICHIGAN TAX FREE BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or
Class A Shares.

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Shareholder Fees Fees Paid Directly From Your Investment

	Institutional Shares
		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.39%	0.39%
Total Annual Portfolio Operating Expenses	0.89%	1.14%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.24%	0.24%
Total Actual Annual Portfolio Operating Expenses (after waiver)	0.65%	0.90%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the Portfolio paid (after the voluntary waiver) was 0.26% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class Name

	1 Year	3 Years	5 Years	10 Years
Institutional Shares:	$ 91	$284	$ 493	$1,096
Class A Shares:	$561	$796	$1,049	$1,774

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Golden Oak® Prime Obligation Money Market Portfolio

PORTFOLIO SUMMARY

Investment Goal	Preserve principal value and maintain a high degree of liquidity while providing current income
Investment Focus	Money market instruments
Share Price Volatility	Very low
Principal Investment Strategy	Investing in a broad range of short-term high quality U.S. dollar-denominated debt securities
Investor Profile	Conservative investors who want to receive current income through a liquid investment

Investment Strategy

The Portfolio invests in a broad range of short-term U.S. dollar-denominated securities that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations (NSROs), or unrated securities that Wellington Management Company, LLP ("Wellington") the Portfolio's sub-adviser determines are of comparable quality. The Portfolio invests in short-term securities, including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations a nd obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Portfolio may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington to manage the Portfolio on a day-to-day basis. Using top-down strategy setting and bottom-up securities selection, Wellington seeks securities with an acceptable maturity that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing.

Wellington also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Portfolio as a whole. The Portfolio follows strict SEC rules about credit quality, maturity and diversification of its investments.

Principal Risks of Investing

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. In addition, although the Portfolio seeks to keep a constant price per share of $1.00, you may lose money by investing in the Portfolio.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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The Portfolio intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Portfolio may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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In addition, because the Portfolio invests a portion of its assets in corporate fixed income securities, the Portfolio is subject to credit risk, namely the possibility that an issuer will be unable to make timely payments of either principal or interest.

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Risk/Return Bar Chart and Table

Historically the Portfolio has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calender year-end basis.

Within the periods shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 1.59% (quarter ended September 30, 2000). Its lowest quarterly return was 0.19% (quarter ended December 31, 2003).

Average Annual Total Return Table

(For the periods ended December 31, 2003)

	1 Year
		5 Years
			Start of Performance[1]
Institutional Shares:

	0.87%	3.45%	4.17%
Class A Shares:	0.62%	3.19%	4.04%

1 The Portfolio's Institutional Shares and Class A Shares start of performance dates were February 1, 1993 and January 20, 1994, respectively.

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The Portfolio's Institutional Shares and Class A Shares 7-Day Net Yield as of December 31, 2003 were 0.77% and 0.52%, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

GOLDEN OAK PRIME OBLIGATIONS MONEY MARKET PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or
Class A Shares.

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Shareholder Fees Fees Paid Directly From Your Investment

	Institutional Shares
		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)[1] Expenses That are Deducted From Portfolio Assets (as a percentage of average net assets)
Management Fee[2]	0.30%	0.30%
Distribution (12b-1) Fee	None	0.25%
Shareholder Services Fee	None	None
Other Expenses	0.32%	0.32%
Total Annual Portfolio Operating Expenses	0.62%	0.87%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Portfolio actually paid for the fiscal year ended January 31, 2004.

Total Waiver of Portfolio Expenses	0.22%	0.22%
Total Actual Annual Portfolio Operating Expenses (after waiver)	0.40%	0.65%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the Portfolio paid (after the voluntary waiver) was 0.08% for the fiscal year ended January 31, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class Name	1 Year	3 Years	5 Years	10 Years
Institutional Shares:	$63	$199	$346	$ 774
Class A Shares:	$89	$278	$482	$1,073

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More Information About Risk

Golden Oak® Growth Portfolio
Golden Oak® Value Portfolio
Golden Oak® Small Cap Value Portfolio
Golden Oak® International Equity Portfolio

Equity Risk -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Golden Oak® Growth Portfolio

Risks Related to Investing for Growth -- Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Golden Oak® Value Portfolio

Risks Related to Investing for Value -- Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Golden Oak® Value Portfolio
Golden Oak® Small Cap Value Portfolio
Golden Oak® International Equity Portfolio

Risks Related to Company Size -- Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Golden Oak® Intermediate-Term Income Portfolio
Golden Oak® Michigan Tax Free Bond Portfolio
Golden Oak® Prime Obligation Money Market Portfolio

Fixed Income Risk -- The market value of fixed income investments change in response to interest rate changes and other factors.

Interest Rate Risk -- During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

Call Risk -- During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

Credit Risk -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

Event Risk -- Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Portfolio's multiple holdings.

Golden Oak® Michigan Tax Free Bond Portfolio

Municipal Issuer Risk -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, the Portfolio's concentration of investments in issuers located in Michigan makes the Portfolio more susceptible to adverse political or economic developments affecting that state. In this regard, investors should be aware that the economy of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods, and that the economy could especially be adversely affected by changes in the auto industry. The Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.

Golden Oak® International Equity Portfolio

Foreign Security Risks -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

Golden Oak® International Equity Portfolio

Currency Risk -- Investments in foreign securities denominated in foreign currencies involve additional risks, including:

  The value of a Portfolio's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
  A Portfolio may incur substantial costs in connection with conversions between various currencies.
  A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
  Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

More Information About
Portfolio Investments

This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Portfolio's objectives (unless it is a money market fund). A Portfolio will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

Adviser and Sub-Advisers

The Adviser makes investment decisions for each of the Portfolios, other than the Portfolios which utilize a Sub-Adviser, and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Adviser oversees the Sub- Advisers to ensure compliance with the sub-advised Portfolios' investment policies and guidelines, and monitors each Sub- Adviser's adherence to its investment style. The Board of Trustees of the Trust supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

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CB Capital Management, Inc. serves as the Adviser to the Portfolios. CB Capital Management, Inc. is a wholly owned subsidiary of Citizens Bank, and is an affiliate of Citizens Bank Wealth Management, N.A., which has managed bank common trust funds, retirement plan assets and personal trust assets since 1927. The principal business address of the Adviser is 328 S. Saginaw Street, Flint, MI 48502. As of January 31, 2004, Citizens Bank Wealth Management, N.A. had approximately $2.2 billion in assets under management. For its advisory services, the Adviser is entitled to receive the following fees from each Portfolio as a percentage of its average daily net assets:

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Golden Oak® Growth Portfolio	0.34%
Golden Oak® Value Portfolio	0.29% on first $50 million; 0.39% on next $50 million; and 0.34% on assets over $100 million.
Golden Oak® Small Cap Value Portfolio	0.34%
Golden Oak® International Equity Portfolio	0.30%
Golden Oak® Intermediate-Term Income Portfolio	0.50%
Golden Oak® Michigan Tax Free Bond Portfolio	0.50%
Golden Oak® Prime Obligation Money Market Portfolio	0.225% on first $500 million; and 0.28% on assets over $500 million.

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Nicholas-Applegate Capital Management (Nicholas-Applegate), a wholly-owned subsidiary of Allianz of America, manages the Golden Oak® Growth Portfolio on a day-to-day basis. Nicholas-Applegate selects, buys and sells securities for the Portfolios under the supervision of the Adviser and the Trust's Board of Trustees. The principal business address of Nicholas-Applegate is 600 West Broadway, San Diego, CA 92101. For its sub-advisory services, Nicholas-Applegate is entitled to receive a fee from Golden Oak® Growth Portfolio at the annual rate of 0.40% of its average daily net assets. As of January 31, 2004, Nicholas-Applegate had approximately $18.3 billion in assets under management.

Systematic Financial Management, L.P. (Systematic) manages the Golden Oak® Value Portfolio and Golden Oak® Small Cap Value Portfolio on a day-to-day basis. Systematic selects, buys and sells securities for the Portfolios under the supervision of the Adviser and the Trust's Board of Trustees. The principal business address of Systematic is 300 Frank W. Burr Blvd., Glenpointe East, 7th Floor, Teaneck, NJ 07666. Systematic had $6.5 billion of assets under management as of January 31, 2004. For its sub-advisory services, Systematic is entitled to receive the following fees from each Portfolio as a percentage of its average daily net assets:

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Golden Oak® Value Portfolio	0.45% on the first $50 million; 0.35% on the next $50 million; and 0.40% on assets over $100 million.
Golden Oak® Small Cap Value Portfolio	0.65%

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BlackRock International, Ltd. (BIL), 40 Torphichen Street, Edinburgh, Scotland, manages the Golden Oak® International Equity Portfolio on a day-to-day basis. BIL selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Trust's Board of Trustees. BIL is a wholly owned subsidiary of BlackRock Inc. (BlackRock), one of the largest publicly traded investment management firms in the United States with $309 billion of assets under management as of December 31, 2003. BlackRock is a majority owned subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. For its sub-advisory services, BIL is entitled to receive the following fee from the Portfolio as a percentage of its average daily net assets:

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Golden Oak® International Equity Portfolio	0.60% on the first $35 million; 0.50% on assets from $35 million to $100 million; and 0.40% on assets over $100 million.

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Wellington Management Company, LLP (Wellington) manages the Golden Oak® Prime Obligation Money Market Portfolio on a day-to-day basis. Wellington selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Trust's Board of Trustees. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928. The principal business address for Wellington is 75 State Street, Boston, MA 02109. Wellington had as of January 31, 2004, $402.6 billion in assets under management. For its sub-advisory services, Wellington is entitled to receive the following fee from the Portfolio as a percentage of its average daily net assets:

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Golden Oak® Prime Obligation Money Market Portfolio	0.075% on the first $500 million; and 0.02% on assets over $500 million.

Portfolio Managers

James A. Nawrocki serves as Vice President and Trust Officer of CB Wealth Management, NA. He has managed the Golden Oak® Intermediate-Term Income Portfolio and its corresponding Former Portfolio since October 1999. In addition, Mr. Nawrocki assumed sole responsibility for management of the Golden Oak® Michigan Tax Free Bond Portfolio in October 2002, and prior thereto he was part of the management team of that Portfolio and its corresponding former portfolio. From June 1998 to October 1999, Mr. Nawrocki served as a financial consultant at First of Michigan Corporation. For the 12 years prior to June 1998, Mr. Nawrocki managed fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as domestic and off-shore P&C insurance company assets.

David Pavan, CFA is the lead manager overseeing a team of 9 people for the Golden Oak® Growth Portfolio and its corresponding former portfolio since 1999. He is primarily responsible for portfolio management and research for Nicholas-Applegate's Large Cap U.S. Systematic Growth portfolio. Prior to joining Nicholas-Applegate in 1999, he was a vice president and quantitative equity analyst with Putnam Investments and a partner and portfolio manager with Genus Capital Management, Inc. from 1998 to 1999. David completed his studies in 1997 and earned his M.S. in computational finance from Carnegie Mellon University, his M.B.A. in finance from Queen's University and his B.Math from the University of Waterloo.

Gyanendra Kumar Joshi serves as Chief Investment Officer and Senior Managing Director of Systematic. He has co-managed the Golden Oak® Value Portfolio, Golden Oak® Small Cap Value Portfolio and their corresponding former portfolios since June 1997. Prior to joining Systematic, Mr. Joshi served as Managing Director of Mitchell Hutchins Institutional Investors.

Kevin McCreesh, CFA serves as Managing Director and Senior Portfolio Manager of Systematic. Mr. McCreesh has co-managed the Golden Oak® Value Portfolio and its corresponding former portfolio since June 1997. He has been part of the investment team with Mr. Joshi since 1990 at Systematic and prior thereto at Mitchell Hutchins Institutional Investors.

Kenneth W. Burgess, CFA serves as Managing Director and Portfolio Manager of Systematic. He specializes in cash flow analysis and devotes his efforts solely to the portfolio management and analysis of small cap equities. Mr. Burgess has co-managed the Golden Oak® Small Cap Value Portfolio and its corresponding former portfolio since June 1997. He has been a portfolio manager at Systematic since 1993.

The Golden Oak® International Equity Portfolio and its corresponding former portfolio has been managed by a team of investment professionals at BIL, led by Will Low and Ken Anderson since inception. Mr. Low is a Director and serves as the co-head of the international equity team. Mr. Low is also a member of the Emerging Markets and Pacific Basin teams responsible for Asian equity research and portfolio management, and is a member of the Equity Investment Strategy Group. Prior to joining BIL in 1996, Mr. Low was an investment manager for Pacific Basin equities, including both emerging and developed markets for Dunedin Fund Managers Ltd.

Mr. Anderson is a Director and serves as the co-head of the international equity team. Mr. Anderson is also a member of the European equity team responsible for European equity research and portfolio management, and is a member of the Equity Investment Strategy Group. Prior to joining BIL in 2000, Mr. Anderson was an investment director and the deputy head of the Scottish Widows Investment Management European equity team from 1988 to 2000. Mr. Anderson began his career as an equity analyst for Wood Mackenzie in 1987.

Timothy E. Smith has served as the portfolio manager for the Golden Oak® Prime Obligation Money Market Portfolio and its corresponding former portfolio since inception. He is a Vice President of Wellington. Mr. Smith is a fixed income portfolio manager specializing in the management of money market, enhanced cash and short-term fixed income portfolios. He manages accounts for the firm's mutual fund and institutional clients and is Chairman of Wellington's Money Market Strategy Group and a member of the Short Duration Strategy Group. He joined Wellington Management in 1992 as part of the Firm's money market portfolio management group. Prior to joining Wellington, Mr. Smith spent 7 years with Fidelity Investments. Mr. Smith received both a BS (1985) and an MBA (1992) from Babson College.

Purchasing, Selling and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares and Class A Shares of the Portfolios.

The classes have different expenses and other characteristics.

Institutional Shares

  No sales charge
  No 12b-1 fees
  $1,000,000 minimum initial investment

Class A Shares

  Front-end sales charge
  12b-1 fees
  $1,000 minimum initial investment

For some investors the minimum initial investment may be lower.

Institutional Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-545-6331.

Class A Shares are for individual and institutional investors.

How to Purchase Portfolio Shares

You may purchase shares directly by:

  Mail (Class A only)
  Telephone
  Wire
  Direct Deposit, or
  Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-545-6331. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Golden Oak® Family of Funds" and include the name of the appropriate Portfolio(s) on the check. You cannot purchase Institutional Shares by check. A Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and, for the Golden Oak® Prime Obligation Money Market Portfolio, the Federal Reserve are open for business (a Business Day). You cannot purchase Shares by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Portfolio reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Portfolio or its shareholders and could adversely affect the Portfolio or its operations. This includes those from any individual or group who, in the Portfolios' view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Portfolio within a calendar year).

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Portfolio must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Portfolio will not accept orders that request a particular day or price for the transaction or any other special conditions.

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The Golden Oak® Prime Obligation Money Market Portfolio also calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Portfolio generally must receive your order before 2:00 p.m., Eastern time and receive payment in federal funds by the Federal Reserve wire system that day.

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The Golden Oak® International Equity Portfolio holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of the Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.

In calculating NAV, a Portfolio generally values its investment portfolio at market price (except the Golden Oak® Prime Obligation Money Market Portfolio). If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Trust's Board of Trustees.

In calculating NAV for the Golden Oak® Prime Obligation Money Market Portfolio, we generally value the Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Portfolio at least:

Class	Dollar Amount
Institutional Shares:	$1,000,000
Class A Shares:	$1,000 ($500 minimum for an IRA)

Your subsequent investments in Class A Shares of any Portfolio must be made in amounts of at least $50. There is no minimum for subsequent investments in Institutional Shares.

A Portfolio may accept investments of smaller amounts for any class of shares at its discretion.

Systematic Investment Plan (Class A only)

If you have a checking or savings account, you may purchase
Class A Shares automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $50 a month. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

SALES CHARGES

Front-End Sales Charges--Class A Shares

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

	If Your Investment is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment
Golden Oak® Growth Portfolio Golden Oak® Value Portfolio Golden Oak® Small Cap Value Portfolio Golden Oak® International Equity Portfolio	Less than $50,000 $50,000 but less than $100,000 $100,000 but less than $250,000 $250,000 but less than $500,000 $500,000 but less than $1,000,000 $1,000,000 and over	5.75% 4.50% 3.50% 2.60% 2.00% 0.00%	6.10% 4.71% 3.63% 2.67% 2.04% 0.00%
Golden Oak® Intermediate-Term Income Portfolio Golden Oak® Michigan Tax Free Bond Portfolio	Less than $100,000 $100,000 but less than $250,000 $250,000 but less than $500,000 $500,000 but less than $1,000,000 $1,000,000 and over	4.50% 3.50% 2.60% 2.00% 0.00%	4.71% 3.63% 2.67% 2.04% 0.00%

There is no sales charge imposed on shares of the Golden Oak® Prime Obligation Money Market Portfolio.

Waiver of Front-End Sales Charge--Class A Shares

No sales charge is imposed on shares of a Portfolio:

  issued in plans of reorganization, such as mergers involving the Portfolios;
  sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (and their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children);
  purchased in aggregate amounts of $1 million or more by tax exempt organizations enumerated in Section 501(c) of the Code or employee benefit plans created under Sections 401 or 457 of the Code;
  sold to Trustees and Officers of Golden Oak® Family of Funds and employees of the Adviser and its affiliates;
  sold to agency, custody and fiduciary accounts of the Adviser and its affiliates; or
  purchased in connection with any asset allocation plan established by the Adviser.

Reduced Sales Charges--Class A Shares

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of any Portfolio (other than the Prime Obligation Money Market Portfolio) you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any such Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time.

Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of one or more Portfolios (other than Golden Oak® Prime Obligation Money Market Portfolio) over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Portfolio will combine same day purchases of Class A Shares of one or more Portfolios (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be re-allowed up to the entire sales charge.

The Portfolio's Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Michigan Tax Free Bond Portfolio may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Sell Your Portfolio Shares

INSTITUTIONAL SHARES

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-545-6331.

CLASS A SHARES

You should redeem Class A Shares:

  through an investment professional if you purchased shares through an investment professional; or
  directly from the Trust if you purchased shares directly from the Trust.

Through An Investment Professional

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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With respect to the Golden Oak® Prime Obligation Money Market Portfolio, if you submit your redemption request to your investment professional by 2:00 p.m., Eastern time, you may request that your redemption proceeds be wired that day, but you will not receive that day's dividends. However, investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Trust as outlined below.

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DIRECTLY FROM THE TRUST

By Telephone

You may redeem Shares by simply calling the Trust at 1-800-545-6331. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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With respect to the Golden Oak® Prime Obligation Money Market Portfolio, if you call before 2:00 p.m., Eastern time, your redemption can be wired to you the same day, but you will not receive that day's dividend. If you call after 2:00 p.m., Eastern time, your redemption will be wired to you the following business day, but you will receive that day's dividend.

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By Mail

You may redeem shares by mailing a written request to the Trust. You will receive a redemption amount based on the next calculated NAV after the Trust receives your written request in proper form. Your redemption request will be processed on the day the Trust receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Golden Oak® Funds
c/o Federated Shareholder Services Company
P.O. Box 8612
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Portfolio Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Trust if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Systematic Withdrawal Plan (Class A only)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Check Writing Service (Golden Oak® Prime Obligation Money Market Portfolio--Class A Shares Only)

If you own Class A Shares of the Golden Oak® Prime Obligation Money Market Portfolio you may redeem shares by writing checks on your account. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. These checks are free, but your account may be charged a fee (currently $15) for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Because of the difficulty of determining in advance the exact value of your Portfolio account, you may not use a check to close your account.

Receiving Your Money

Normally, we will send your sale proceeds within 7 days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Redemptions of Your Shares
(Class A Shares Only)

If your account balance drops below the required minimum balance of $1,000 because of redemptions, the Portfolio may redeem your Class A Shares. Generally, a Portfolio will give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

Suspension of Your Right to Sell Your Shares

A Portfolio may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

How to Exchange Your Portfolio Shares

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

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The Portfolio may modify or terminate the exchange privilege at any time. The Portfolios' management or investment Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Portfolio and other shareholders. If this occurs, a Portfolio may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Portfolios.

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Class A Shares

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Portfolio with the same, lower or no sales charge, then there is no incremental sales charge for the exchange. If you paid a sales charge once on shares (including shares acquired through reinvestment of dividends and capital gains) you will not have to pay a full sales charge again upon exchange into a Portfolio with a sales charge. This is true even if you exchange out of a Portfolio with a sales charge, then into a Portfolio without a sales charge and back into a Portfolio with a sales charge. However, you will have to pay an incremental sales charge if the initial shares you purchased were subje ct to a lower sales charge than the shares you purchase in the exchange.

Automatic Exchange of Your Shares

If your account balance for Institutional Shares drops below $1,000,000 because of redemptions, your shares may be exchanged for Class A Shares. You will not be charged the applicable Class A sales charge for such an exchange. A Portfolio will always give you at least 30 days' written notice to give you time to add to your account to avoid the exchange of your shares.

Telephone Transactions

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Portfolio has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Portfolio is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Portfolio over the telephone, you will generally bear the risk of any loss.

Distribution of Portfolio Shares

Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of Class A Shares and for services provided to Class A shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are, 0.25% for Class A Shares.

Dividends and Distributions

Each Portfolio declares and pays its net investment income as follows:

Declares
Pays
Golden Oak® Growth Portfolio	Quarterly	Quarterly
Golden Oak® Value Portfolio	Quarterly	Quarterly
Golden Oak® Small Cap Value Portfolio	Quarterly	Quarterly
Golden Oak® International Equity Portfolio	Annually	Annually
Golden Oak® Intermediate-Term Income Portfolio	Daily	Monthly
Golden Oak® Michigan Tax Free Bond Portfolio	Daily	Monthly
Golden Oak® Prime Obligation Money Market Portfolio	Daily	Monthly

Each Portfolio makes distributions of its net realized capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Portfolio shares may be a taxable event.

The Golden Oak® Michigan Tax Free Bond Portfolio intends to distribute income that is exempt from both federal taxes and Michigan state taxes. The Portfolio may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Portfolio may be taxable.

The Golden Oak® International Equity Portfolio may be able to pass along a tax credit for foreign income taxes it pays. The Portfolio will notify you if it gives you the credit.

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More information about taxes is in the Statement of Additional Information.

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Financial Highlights

The tables that follow present performance information about Institutional Shares and Class A Shares of each Portfolio. This information is intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants to the portfolios prior to their reorganization on August 26, 2002, and Ernst & Young LLP, independent public accountants to the portfolios following the August 26, 2002 reorganization. Their report, along with each Portfolio's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the a nnual report, which contains more performance information, at no charge by calling 1-800-545-6331.

Golden Oak® Family of Funds
Financial Highlights

(For a Share Outstanding Throughout Each Period.)

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Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions
Growth Portfolio-Institutional Shares
2000	$16.16	(0.03)	4.75	4.72	--	(3.03)	(3.03)
2001	$17.85	(0.01)	(1.83)	(1.84)	--	(3.02)	(3.02)
2002	$12.99	--	(4.05)	(4.05)	--	(0.23)	(0.23)
2003[3]	$ 8.71	(0.02)	(2.36)	(2.38)	--	--	--
2004	$ 6.33	(0.01)[4]	2.11	2.10	--	--	--
Growth Portfolio-Class A Shares
2000	$15.89	(0.06)	4.63	4.57	--	(3.03)	(3.03)
2001	$17.43	(0.03)	(1.80)	(1.83)	--	(3.02)	(3.02)
2002	$12.58	--	(3.95)	(3.95)	--	(0.23)	(0.23)
2003[3]	$ 8.40	(0.04)	(2.27)	(2.31)	--	--	--
2004	$ 6.09	(0.03)[4]	2.03	2.00	--	--	--
Value Portfolio-Institutional Shares
2000	$ 9.17	0.03	0.78	0.81	(0.03)	(0.50)	(0.53)
2001	$ 9.45	0.07	0.77	0.84	(0.07)	(0.71)	(0.78)
2002	$ 9.51	0.05	(1.41)	(1.36)	(0.05)	(0.30)	(0.35)
2003[3]	$ 7.80	0.04	(1.40)	(1.36)	(0.04)	--	(0.04)
2004	$ 6.40	0.07	2.26	2.33	(0.07)	--	(0.07)
Value Portfolio-Class A Shares
2000	$ 9.14	0.01	0.77	0.78	(0.01)	(0.50)	(0.51)
2001	$ 9.41	0.05	0.77	0.82	(0.05)	(0.71)	(0.76)
2002	$ 9.47	0.03	(1.41)	(1.38)	(0.03)	(0.30)	(0.33)
2003[4]	$ 7.76	0.02	(1.39)	(1.37)	(0.02)	--	(0.02)
2004	$ 6.37	0.06	2.23	2.29	(0.05)	--	(0.05)
Small Cap Value Portfolio-Institutional Shares
2000[7]	$10.00	0.03	(0.46)	(0.43)	(0.03)	--	(0.03)
2001	$ 9.54	0.07	3.58	3.65	(0.07)	(0.74)	(0.81)
2002	$12.38	0.05	1.66	1.71	(0.06)	(2.15)	(2.21)
2003[3]	$11.88	0.01	(1.64)	(1.63)	(0.01)	(1.94)	(1.95)
2004	$ 8.30	0.00[4,9]	3.96	3.96	(0.01)	(0.25)	(0.26)
Small Cap Value Portfolio-Class A Shares
2000[7]	$10.00	0.03	(0.47)	(0.44)	(0.02)	--	(0.02)
2001	$ 9.54	0.04	3.58	3.62	(0.05)	(0.74)	(0.79)
2002	$12.37	0.02	1.66	1.68	(0.03)	(2.15)	(2.18)
2003[3]	$11.87	(0.01)	(1.65)	(1.66)	(0.00)[9]	(1.94)	(1.94)
2004	$ 8.27	(0.03)[4]	3.95	3.92	--	(0.25)	(0.25)
International Equity Portfolio-Institutional Shares
2001[10]	$10.00	--	(1.07)	(1.07)	(0.06)	--	(0.06)
2002	$ 8.87	(0.02)	(2.18)	(2.20)	(0.01)	--	(0.01)
2003[3]	$ 6.66	(0.00)[9]	(1.05)	(1.05)	(0.01)	--	(0.01)
2004	$ 5.60	0.03[4]	2.28	2.31	(0.03)	--	(0.03)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Beginning with the year ended January 31, 2003, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.

(4) Based on average shares outstanding.

(5) The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.10% and 1.35%, respectively, after taking into account these expense reductions.

(6) Represents less than 0.01%.

(7) Reflects operations for the period from September 1, 1999 (date of initial public investment) to January 31, 2000.

(8) Computed on an annualized basis.

(9) Represents less than $0.01.

(10) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

		Ratios to Average Net Assets
Net Asset Value, end of period

	Total Return[1]	Expenses

			Net Investment Income (Loss)

				Expense Waiver/ Reimbursement[2]

					Net Assets end of period (000 omitted)

						Portfolio Turnover Rate

$17.85	30.67%	1.06%	(0.19)%	0.00%	$65,891	83%
$12.99	(11.35)%	1.06%	(0.34)%	0.00%	$72,825	106%
$ 8.71	(31.18)%	1.11%	(0.33)%	0.00%	$50,663	112%
$ 6.33	(27.32)%	1.10%	(0.22)%	0.08%	$40,553	113%
$ 8.43	33.18	1.10%[5]	(0.12)%	0.07%	$49,661	103%

$17.43	30.23%	1.31%	(0.52)%	0.00%	$ 9,835	83%
$12.58	(11.58)%	1.31%	(0.60)%	0.00%	$11,943	106%
$ 8.40	(31.40)%	1.36%	(0.58)%	0.00%	$ 7,978	112%
$ 6.09	(27.50)%	1.35%	(0.47)%	0.08%	$ 5,227	113%
$ 8.09	32.84%	1.35%[5]	(0.37)%	0.07%	$ 6,548	103%

$ 9.45	8.92%	1.09%	0.36%	0.00%	$59,091	102%
$ 9.51	9.36%	1.06%	0.76%	0.00%	$87,338	152%
$ 7.80	(14.33)%	1.07%	0.56%	0.01%	$74,944	106%
$ 6.40	(17.45)%	1.09%	0.53%	0.05%	$62,346	147%
$ 8.66	36.52%	1.09%	0.99%	0.00%[6]	$71,882	112%

$ 9.41	8.61%	1.34%	0.10%	0.00%	$ 7,138	102%
$ 9.47	9.14%	1.31%	0.52%	0.00%	$ 8,461	152%
$ 7.76	(14.61)%	1.32%	0.32%	0.02%	$ 7,948	106%
$ 6.37	(17.64)%	1.34%	0.27%	0.05%	$ 6,013	147%
$ 8.61	36.05%	1.34%	0.74%	0.00%[6]	$ 7,193	112%

$ 9.54	(4.33)%	1.35%[8]	0.76%[8]	0.20%[8]	$40,554	11%
$12.38	39.30%	1.30%	0.65%	0.03%	$64,896	65%
$11.88	14.64%	1.33%	0.42%	0.03%	$40,235	30%
$ 8.30	(14.28)%	1.35%	0.12%	0.13%	$31,439	30%
$12.00	47.86%	1.35%	(0.02)%	0.08%	$36,945	33%

$ 9.54	(4.42)%	1.60%[8]	0.72%[8]	0.23%[8]	$ 3,305	11%
$12.37	38.88%	1.55%	0.36%	0.03%	$ 5,994	65%
$11.87	14.37%	1.59%	0.13%	0.03%	$ 7,007	30%
$ 8.27	(14.53)%	1.60%	(0.13)%	0.13%	$ 5,740	30%
$11.94	47.55%	1.60%	(0.27)%	0.08%	$ 7,471	33%

$ 8.87	(10.68)%	1.50%[8]	(0.08)%[8]	0.11%[8]	$28,530	69%
$ 6.66	(24.86)%	1.50%	(0.33)%	0.19%	$39,056	120%
$ 5.60	(15.77)%	1.50%	(0.07)%	0.06%	$44,137	100%
$ 7.88	41.10%	1.44%	0.43%	0.01%	$54,810	114%

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Golden Oak® Family of Funds
Financial Highlights

(For a share outstanding throughout each period.)

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Year Ended January 31,

	Net Asset Value, beginning of period

		Net Investment Income (Loss)

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions

				Total from Investment Operations

					Distributions from Net Investment Income

						Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

							Total Distributions
International Equity Portfolio-Class A Shares
2001[3]	$10.00	(0.03)	(1.06)	(1.09)	(0.06)	--	(0.06)
2002	$ 8.85	--	(2.21)	(2.21)	--	--	--
2003[5]	$ 6.64	(0.01)	(1.05)	(1.06)	--	--	--
2004	$ 5.58	0.01[6]	2.27	2.28	(0.01)	--	(0.01)
Intermediate-Term Income Portfolio-Institutional Shares
2000	$10.32	0.55	(0.97)	(0.42)	(0.55)	--	(0.55)
2001	$ 9.35	0.58	0.58	1.16	(0.58)	--	(0.58)
2002	$ 9.93	0.57	0.10	0.67	(0.57)	--	(0.57)
2003[5]	$10.03	0.55	0.33	0.88	(0.54)	--	(0.54)
2004	$10.37	0.51	0.08	0.59	(0.51)	--	(0.51)
Intermediate-Term Income Portfolio-Class A Shares
2000	$10.31	0.53	(0.96)	(0.43)	(0.53)	--	(0.53)
2001	$ 9.35	0.56	0.56	1.12	(0.55)	--	(0.55)
2002	$ 9.92	0.54	0.11	0.65	(0.54)	--	(0.54)
2003[5]	$10.03	0.51	0.35	0.86	(0.52)	--	(0.52)
2004	$10.37	0.48	0.08	0.56	(0.48)	--	(0.48)
Michigan Tax Free Bond Portfolio-Institutional Shares
2000	$10.33	0.43	(0.61)	(0.18)	(0.43)	--	(0.43)
2001	$ 9.72	0.44	0.44	0.88	(0.45)	(0.01)	(0.46)
2002	$10.14	0.44[7]	0.10[7]	0.54	(0.44)	(0.05)	(0.49)
2003[5]	$10.19	0.43[6]	0.18	0.61	(0.43)	(0.03)	(0.46)
2004	$10.34	0.42	(0.06)	0.36	(0.42)	(0.01)	(0.43)
Michigan Tax Free Bond Portfolio-Class A Shares
2000	$10.33	0.40	(0.61)	(0.21)	(0.40)	--	(0.40)
2001	$ 9.72	0.43	0.44	0.87	(0.43)	(0.01)	(0.44)
2002	$10.15	0.41[7]	0.10[7]	0.51	(0.41)	(0.05)	(0.46)
2003[5]	$10.20	0.41[6]	0.16	0.57	(0.40)	(0.03)	(0.43)
2004	$10.34	0.39	(0.05)	0.34	(0.40)	(0.01)	(0.41)
Prime Obligation Money Market Portfolio-Institutional Shares
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003[5]	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)
Prime Obligation Money Market Portfolio-Class A Shares
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003[5]	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

(4) Computed on an annualized basis.

(5) Beginning with the year ended January 31, 2003, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.

		Ratios to Average Net Assets
Net Asset Value, end of period

	Total Return[1]

		Expenses

			Net Investment Income (Loss)

				Expense Waiver/ Reimbursement[2]

					Net Asset end of period (000 omitted)

						Portfolio Turnover Rate

$ 8.85	(10.90)%	1.75%[4]	(0.66)%[4]	0.18%[4]	$ 478	69%
$ 6.64	(24.97)%	1.75%	(0.52)%	0.19%	$ 701	120%
$ 5.58	(15.96)%	1.75%	(0.32)%	0.06%	$ 900	100%
$ 7.85	40.78%	1.69%	0.12%	0.01%	$ 1,380	114%

$ 9.35	(4.07)%	0.65%	5.70%	0.15%	$147,549	25%
$ 9.93	12.81%	0.65%	6.07%	0.15%	$160,510	16%
$10.03	6.88%	0.65%	5.68%	0.15%	$114,908	10%
$10.37	9.07%	0.65%	5.38%	0.20%	$ 96,001	6%
$10.45	5.77%	0.65%	4.86%	0.17%	$ 91,250	8%

$ 9.35	(4.22)%	0.90%	5.52%	0.15%	$ 6,224	25%
$ 9.92	12.42%	0.90%	5.81%	0.15%	$ 6,740	16%
$10.03	6.73%	0.90%	5.43%	0.15%	$ 7,793	10%
$10.37	8.80%	0.90%	5.11%	0.20%	$ 10,618	6%
$10.45	5.50%	0.90%	4.61%	0.17%	$ 9,285	8%

$ 9.72	(1.79)%	0.65%	4.30%	0.17%	$ 89,445	2%
$10.14	9.29%	0.65%	4.48%	0.17%	$ 88,838	11%
$10.19	5.42%	0.65%	4.33%[7]	0.19%	$ 74,521	0%
$10.34	6.06%	0.65%	4.19%	0.25%	$ 65,760	0%
$10.27	3.57%	0.65%	4.10%	0.24%	$ 60,521	0%

$ 9.72	(2.03)%	0.90%	4.01%	0.17%	$ 215	2%
$10.15	9.19%	0.90%	4.24%	0.18%	$ 729	11%
$10.20	5.15%	0.90%	4.08%[7]	0.19%	$ 691	0%
$10.34	5.70%	0.90%	3.94%	0.25%	$ 672	0%
$10.27	3.31%	0.90%	3.85%	0.24%	$ 602	0%

$ 1.00	5.04%	0.40%	4.91%	0.20%	$114,349	--
$ 1.00	6.26%	0.40%	6.08%	0.20%	$115,659	--
$ 1.00	3.46%	0.40%	3.34%	0.21%	$135,776	--
$ 1.00	1.39%	0.40%	1.38%	0.24%	$147,279	--
$ 1.00	0.84%	0.40%	0.84%	0.22%	$134,346	--

$ 1.00	4.77%	0.65%	4.74%	0.21%	$ 8,578	--
$ 1.00	6.00%	0.65%	5.83%	0.20%	$ 11,994	--
$ 1.00	3.20%	0.65%	3.04%	0.21%	$ 15,515	--
$ 1.00	1.14%	0.65%	1.13%	0.24%	$ 13,638	--
$ 1.00	0.59%	0.65%	0.59%	0.22%	$ 10,661	--

(6) Based on average shares outstanding.

(7) Effective February 1, 2001, the Michigan Tax Free Bond Portfolio adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. The effect of this change for the year ended January 31, 2002, was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Institutional Shares	--	--	0.01%
Class A Shares	--	--	0.01%

Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

Golden Oak® Family of Funds


Investment Adviser

CB Capital Management, Inc.
328 S. Saginaw Street
Flint, Michigan 48502

Distributor

Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

More information about the Golden Oak® Family of Funds is available without charge through the following:

Statement of Additional Information (SAI)


The SAI dated March 31, 2004, includes detailed information about the Golden Oak® Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


Annual and Semi-Annual Reports

These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends and their impact on Portfolio performance. The reports also contain detailed financial information about the Portfolios.


To Obtain an SAI, Annual or Semi-Annual Report, or More Information:


By Telephone:

Call 1-800-545-6331

By Mail:

Write to us

Golden Oak® Family of Funds
c/o Federated Shareholder Services
5800 Corporate Drive
Pittsburgh, PA 15237-7010

From the SEC:

You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Golden Oak® Family of Funds from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Golden Oak® Family of Funds Investment Company Act registration number is 811-21118.

Cusip 38113Q 10 6	Cusip 38113Q 60 1	Cusip 38113Q 85 8
Cusip 38113Q 20 5	Cusip 38113Q 80 9	Cusip 38113Q 86 6
Cusip 38113Q 40 3	Cusip 38113Q 70 0	Cusip 38113Q 84 1
Cusip 38113Q 30 4	Cusip 38113Q 88 2	Cusip 38113Q 83 3
Cusip 38113Q 50 2	Cusip 38113Q 87 4

[Logo of Golden Oak Family of Funds]

Investment Adviser CB Capital Management, Inc.
(a wholly owned subsidiary of Citizens Bank)
Edgewood Services Inc., Distributor

27708 (3/04)

                          GOLDEN OAK(R) FAMILY OF FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                 March 31, 2004

                         GOLDEN OAK(R) GROWTH PORTFOLIO
                          GOLDEN OAK(R) VALUE PORTFOLIO
                     GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO
                  GOLDEN OAK(R) INTERNATIONAL EQUITY PORTFOLIO
                GOLDEN OAK(R) INTERMEDIATE-TERM INCOME PORTFOLIO
                 GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO
              GOLDEN OAK(R) PRIME OBLIGATION MONEY MARKET PORTFOLIO

                     Institutional Shares and Class A Shares

                 INVESTMENT ADVISER: CB Capital Management, Inc.

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Trust's  prospectus dated March 31, 2004, which may be  obtained  by calling  1-800-545-6331.  This SAI relates to each of the above listed series (each a "Portfolio" and  collectively,  the  "Portfolios")  of the
Golden  Oak(R)  Family  of  Funds  (the  "Trust").  It is  intended  to  provide
additional   information   regarding  the   activities  and  operations  of  the
Portfolios.

ADDRESSES.....................................................Back Cover

March 31, 2004


THE PORTFOLIOS AND THE TRUST

General.  Golden Oak(R) Family of Funds (the "Trust") is an open-end  management investment  company  established under Delaware law as a Delaware business trust under an Agreement and  Declaration  of Trust dated May 15, 2002.  The Trust was organized to acquire all of the assets and  liabilities  of seven  corresponding portfolios of The Arbor Fund, a Massachusetts  business trust also registered as an open-end management  investment company.  This acquisition was consummated on
August 26, 2002.  Shareholders  may purchase shares through two separate classes
(Institutional  Shares  and Class A Shares)  which  provide  for  variations  in distribution costs, voting rights and dividends.  Except for differences between
Institutional  Shares and Class A Shares  pertaining to distribution  fees, each share of each  portfolio  represents  an equal  proportionate  interest  in that portfolio. See "Description of Shares." This Statement of Additional Information
relates  to the  Institutional  Shares  and  Class  A  Shares  of the  following
Portfolios  of the Trust:  the  Golden  Oak(R)  Growth  Portfolio  (the  "Growth
Portfolio"),  Golden  Oak(R) Value  Portfolio  (the "Value  Portfolio"),  Golden
Oak(R) Small Cap Value  Portfolio  (the "Small Cap  Portfolio"),  Golden  Oak(R)
International  Equity Portfolio (the "International  Equity Portfolio"),  Golden
Oak(R)  Intermediate-Term   Income  Portfolio  (the  "Intermediate-Term   Income
Portfolio"),  Golden Oak(R)  Michigan Tax Free Bond Portfolio (the "Michigan Tax
Free Bond  Portfolio") and Golden Oak(R) Prime Obligation Money Market Portfolio
(the "Prime Obligation Money Market Portfolio").

Each of the Golden Oak(R) Portfolios is the successor to a correspondingly named portfolio of The Arbor Portfolios  pursuant to a reorganization  that took place on August 26, 2002. The  shareholders of each Arbor Fund portfolio  approved the reorganization  and  received  Institutional  Shares  or Class A  Shares  of the
corresponding   successor   Golden   Oak(R)   portfolio   on  the  date  of  the
reorganization.

Prior to  August  26,  2002,  each  successor  Golden  Oak(R)  Portfolio  had no investment operations.  Accordingly,  the performance  information and financial information  provided in this  Statement of Additional  Information  for periods prior to August 26, 2002 is historical  information for the corresponding  Arbor
Fund.  Each  successor  Golden  Oak(R)  portfolio  is managed by the  investment
adviser  (and   sub-adviser,   if  applicable)   which   formerly   managed  the
corresponding  Arbor Fund portfolio.  In addition,  each successor Golden Oak(R)
portfolio  has  investment   objectives  and  policies  that  are  identical  or
substantially  similar  to  those of the  corresponding  Arbor  Fund  portfolio, although The Arbor Funds portfolios had different fee and expense arrangements.

The Trust pays its expenses,  including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses,  proxy solicitation material and reports to  shareholders,  costs of custodial  services and  registering the shares under federal and state securities  laws,  pricing,  insurance  expenses, litigation and other extraordinary expenses,  brokerage costs, interest charges, taxes and organization expenses.

Voting  Rights.  Each share held entitles the  shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each  dollar of net asset value of the shares held on the record date for the meeting.  Each Portfolio will vote  separately on matters  relating solely to it. As a Delaware business trust, the Trust is not required,  and does not intend, to hold annual meetings of shareholders.  Shareholder  approval will be sought,  however,  for certain  changes in the operation of the Trust and for the election of Trustees  under certain  circumstances.  Under the Agreement and
Declaration  of Trust,  the  Trustees  have the power to  liquidate  one or more
Portfolios  without  shareholder  approval.  While the Trustees  have no present intention of exercising this power, they may do so if a Portfolio fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

INVESTMENT OBJECTIVES AND POLICIES

The investment  objectives are fundamental policies of the Portfolios.  There is no  assurance  that the  Portfolio  will  achieve its  investment  objective.  A fundamental  policy  cannot be changed with  respect to a Portfolio  without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Growth  Portfolio - The investment  objective of the Growth  Portfolio is to provide total return.  There is no assurance that the Portfolio will achieve its investment objective.

Under normal  conditions,  the Portfolio  expects to be fully invested in common stocks  (and will  invest at least 80% in common  stocks)  listed on  registered exchanges in the United States or actively traded in the over-the-counter market as further  described  below.  In addition to  investing in common  stocks,  the
Portfolio  may invest in warrants  and rights to purchase  common  stocks,  U.S.
dollar  denominated  securities of foreign  issuers  traded in the United States
(including  sponsored American Depositary Receipts ("ADRs") traded on registered exchanges or listed on NASDAQ), repurchase agreements,  covered call options and money market  instruments of the type described  below. The Portfolio may invest up to 10% of its net assets in ADRs,  including  American  Depositary Shares and
New York Shares. The Portfolio may also write covered call options and engage in related closing purchase  transactions provided that the aggregate value of such options  does not exceed 10% of the  Portfolio's  net assets as of the time such options are entered into by the Portfolio. Nicholas-Applegate Capital Management
(Nicholas-Applegate),  a  wholly-owned  subsidiary of Allianz of America,  Inc., will  engage  in such  transactions  only as  hedging  transactions  and not for speculative purposes.

The common stocks and other equity securities purchased by the Portfolio will be those of companies which, in  Nicholas-Applegate's  opinion,  have  accelerating earnings growth, rising analyst estimates of earnings growth, strong fundamental quality and positive  price  behavior.  However,  there is no assurance that the
Nicholas-Applegate  will be able to accurately  predict the stages of a business cycle. In addition,  the Portfolio  invests  primarily in equity securities that fluctuate in value; therefore, the Portfolio's shares will fluctuate in value.

The  Portfolio  may invest up to 15% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered liquid.

For  temporary   defensive  purposes  during  periods  when   Nicholas-Applegate
determines that market conditions  warrant,  the Portfolio may invest up to 100%
of its assets in "Money Market Instruments"  (consisting of securities issued or guaranteed as to principal and interest by the U.S. government,  its agencies or instrumentalities,  repurchase  agreements  collateralized  by  U.S.  government securities and entered into with financial institutions Nicholas-Applegate deems creditworthy,  certificates of deposit,  time deposits and bankers'  acceptances issued by banks or savings and loan  associations  having net assets of at least
$1.0  billion as shown on their most recent  public  financial  statements,  and deemed by the Adviser or  Nicholas-Applegate to present minimal credit risk, and commercial paper rated in the two highest  short-term rating categories) and may hold a portion of its assets in cash.  To the extent the Portfolio is engaged in
defensive  investing,   the  Portfolio  will  not  be  pursuing  its  investment
objective.

The Growth Portfolio reserves the right to engage in securities lending.


For the fiscal  year ended  January 31,  2004,  2003 and 2002,  the  Portfolio's annual  turnover rate was 103%,  113 % and 112%,  respectively.  Such a turnover rate may result in higher transaction costs and may result in additional taxes.


The Value Portfolio - The investment objective of the Value Portfolio is to seek long-term  capital  appreciation.  There is no assurance that the Portfolio will achieve its investment objective.

The  Portfolio  attempts  to  achieve  its  investment  objective  by  investing primarily  in  common  stocks,  warrants,  rights  to  purchase  common  stocks, preferred  stocks and  securities  convertible  into  common  stocks  (together,
"equity  securities").  The Portfolio  will be as fully  invested as practicable
(and in no event  less than 80% in equity  securities)  and will focus on equity securities,  which are, in the opinion of Systematic Financial Management,  L.P.
("Systematic"),  undervalued  relative to a company's earnings.  Systematic will invest in  equity  securities  of  companies  based on an  analysis  of  various fundamental characteristics, including balance sheet items, underlying sales and expense trends, earnings estimates,  market position of the company and industry outlook.  The  Portfolio  may also  invest  in ADRs and  enter  into  repurchase agreements.  Although  it has no  present  intention  to do  so,  the  Portfolio reserves  the  ability  to write and  purchase  options  for  hedging  purposes.
Although the Portfolio  intends to be as fully invested as practicable in equity securities,  the  Portfolio  may  invest in up to 15% of its assets in the Money
Market Instruments described above.

The  Portfolio  may invest up to 15% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered liquid.

The Value Portfolio reserves the right to engage in securities lending.


For the fiscal  year ended  January 31,  2004,  2003 and 2002,  the  Portfolio's annual  turnover rate was 112%,  147 % and 106%,  respectively.  Such a turnover rate may result in higher transaction costs and may result in additional taxes.


The Small Cap Value Portfolio - The investment  objective of the Portfolio is to seek long-term  capital  appreciation.  There is no assurance that the Portfolio will achieve its investment objective.

The  Portfolio  attempts  to  achieve  its  investment  objective  by  investing primarily  in small  capitalization  U.S.  common  stocks,  warrants,  rights to purchase common stocks,  preferred stocks and securities convertible into common stocks (together, "equity securities").  The Portfolio will be as fully invested as  practicable  and will  focus on equity  securities  of small  capitalization issues (and in no event less than 80% in small cap equity securities), which are believed to be  undervalued  relative to a  company's  ability to generate  cash flows. Systematic will invest in equity securities of U.S. companies based on an analysis of various fundamental characteristics,  including balance sheet items, underlying sales and expense trends, earnings estimates,  market position of the company and industry  outlook.  The  Portfolio may also invest in ADRs and enter into repurchase  agreements.  Although it has no present intention to do so, the
Portfolio  reserves  the  ability  to write and  purchase  options  for  hedging purposes.  Although the Portfolio intends to be as fully invested as practicable in equity  securities,  the  Portfolio  may invest in up to 15% of its assets in
Money Market Instruments.

The  Portfolio  may invest up to 15% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  Securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered illiquid.

For temporary defensive purposes during periods when Systematic  determines that market conditions warrant,  the Portfolio may invest up to 100% of its assets in
Money Market  Instruments  and may hold a portion of its assets in cash.  To the extent the Portfolio is engaged in temporary defensive investment, the Portfolio will not be pursuing its investment objective.

The Portfolio reserves the right to engage in securities lending.


The Portfolio's  portfolio  turnover will be generally  moderate and most likely below 50%, however turnover may be influenced by specific company  fundamentals, market  environments  and  investment  opportunities.  For the fiscal year ended
January 31, 2004, 2003 and 2002, the  Portfolio's  annual turnover rate was 33%,
30% and 30%, respectively.


The International  Equity Portfolio - The investment  objective of the Portfolio is to seek long-term capital appreciation.

The  Portfolio  invests  primarily  (at  least 80% of its  assets)  in stocks of foreign  issuers  located in countries  included in the Morgan  Stanley  Capital
International Europe, Australia and Far East Index ("MSCI-EAFE").  The MSCI-EAFE
Index is an unmanaged index comprised of a sample of companies representative of the market  structure of the  following  European and Pacific  Basin  countries:
Australia,  Austria,  Belgium,  Denmark,  Finland,  France,  Germany, Hong Kong,
Ireland, Italy, Japan,  Netherlands,  New Zealand, Norway, Portugal,  Singapore,
Spain,  Sweden,  Switzerland and the U.K. To a lesser degree,  the Portfolio may also  invest in equity  securities  of  issuers  operating  in  emerging  market economics.  The  Portfolio  primarily  buys common  stock but also can invest in other equity  securities.  Equity securities  include common stock and preferred stock  (including  convertible  preferred  stock);  bonds,  notes and debentures convertible into common or preferred stock;  stock purchase warrants and rights;
equity interests in trusts and partnerships; and depositary receipts.

BlackRock  International,  Ltd. (BIL),  in an attempt to reduce  portfolio risk, will diversify investments across countries,  industry groups and companies with investment at all times in at least three foreign countries.  The Portfolio may, from time to time,  invest  more  than 25% of its  assets  in  securities  whose issuers are located in Japan.  From time to time the Portfolio may invest in the securities of issuers located in emerging market countries.

In making  investment  decisions  for the  Portfolio,  BIL  evaluates  the risks associated with investing  Portfolio assets in a particular  country,  including
risks  stemming  from  a  country's  financial   infrastructure  and  settlement
practices;  the likelihood of expropriation,  nationalization or confiscation of invested assets;  prevailing or developing  custodial  practices in the country;
the country's laws and regulations  regarding the  safekeeping,  maintenance and recovery of invested  assets,  the  likelihood  of  government-imposed  exchange control  restrictions  which could  impair the  liquidity  of  Portfolio  assets maintained with custodians in that country, as well as risks from political acts of foreign governments  ("country risks"). Of course, BIL cannot assure that the
Portfolio will not suffer losses resulting from investing in foreign countries.

Although the Portfolio  intends to be as fully invested as practicable in equity securities of foreign issuers,  the Portfolio may invest up to 15% of its assets in Money Market Instruments.

The  Portfolio  may invest up to 15% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  Securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered illiquid.

For temporary  defensive purposes during periods when BIL determines that market conditions  warrant,  the Portfolio may invest up to 100% of its assets in Money
Market  Instruments  and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in temporary  defensive  investing,  the Portfolio will not be pursuing its investment objective.

The Portfolio  may use options or futures when  consistent  with its  investment objective. The primary purpose of using derivatives is to attempt to reduce risk to the  Portfolio  as a whole  (hedge)  but they  may  also be used to  maintain liquidity,  commit cash pending investment or to increase returns. The Portfolio may also use forward currency exchange  contracts  (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

The Portfolio reserves the right to engage in securities lending.  The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment  strategies.  The Portfolio's turnover may be influenced by specific company fundamentals, market environments and investment opportunities.


For the fiscal  year ended  January 31,  2004,  2003 and 2002,  the  Portfolio's annual turnover rate was 114%, 100% and 120%, respectively. Such a turnover rate may result in higher transaction losses and may result in additional taxes.


The  Intermediate-Term  Income  Portfolio  - The  investment  objective  of  the
Intermediate-Term  Income  Portfolio is current income  consistent  with limited price  volatility.  There is no assurance  that the  Portfolio  will achieve its investment objective.

Under  normal  circumstances,  at least 80% of the  Portfolio's  assets  will be invested in the  following  United States Dollar  denominated  obligations:  (i)
bills,  notes receipts and bonds issued by United States  Treasury and STRIPs of such  obligations that are transferable  through the Federal  Book-Entry  System
("U.S.  Treasury  Obligations");  (ii)  obligations  issued or  guaranteed as to
principal   and   interest   by   the   U.S.   government,   its   agencies   or
instrumentalities;  (iii)  corporate  bonds and debentures  rated A or better by
Standard  &  Poor's  Corporation  ("S&P")  or A  or  better  by  Moody's
Investors Service  ("Moody's") or of comparable  quality at the time of purchase as  determined  by the  Adviser;  (iv)  commercial  paper rated A-1 or better by
Moody's  or P-1 or better by  S&P  or of  comparable  quality at the time of
purchase  as  determined  by  the  Adviser;   (v)  short-term  bank  obligations
consisting of certificates of deposit,  time deposits,  and bankers' acceptances of U.S.  commercial  banks or savings  and loan  institutions  with assets of at least $1.0 billion as shown on their most recent  public  financial  statements, that the Adviser deems to be comparable in quality to corporate  obligations  in which the Portfolio may invest; and (vi) repurchase  agreements involving any of the above  securities.  The  Portfolio  will seek to limit price  volatility  by maintaining an average weighted maturity of three to ten years.

The  remaining  20% of the  Portfolio's  assets  may be  invested  in:  (i) debt securities issued or guaranteed by the government of Canada or its provincial or local  governments;  (ii)  debt  securities  issued  or  guaranteed  by  foreign governments,  their political  subdivisions,  agencies or instrumentalities  and debt securities of supranational entities; (iii) mortgage-backed  securities and asset-backed  securities  rated in one of the top two  categories  by S&P or
Moody's;  (iv)  receipts  evidencing  separately  traded  interest and principal component parts of U.S. government obligations ("STRIPS"); (v) taxable municipal securities  rated A or better by S&P or Moody's or of comparable  quality at the time of purchase as  determined  by the Adviser;  (vi)  corporate  bonds and debentures rated BBB by S&P or Moody's or of comparable  quality at the time of  purchase as  determined  by the  Adviser;  and (vii)  repurchase  agreements involving  such  securities.  The Portfolio will limit its purchase of corporate securities rated BBB by S&P or Moody's (or of comparable  quality) to 10% of its total  assets.  The  Portfolio may invest in futures and options for hedging purposes,  and will limit the  outstanding  obligations  to purchase  securities under futures contracts to not more than 20% of the Portfolio's total assets.

In the event a security owned by the Portfolio is downgraded below these ratings categories,  the Adviser will review the quality and  credit-worthiness  of such security and take action, if any, that it deems appropriate.

The  Portfolio  expects to maintain an average  weighted  remaining  maturity of three to ten years,  although there are no  restrictions  on the maturity of any single instrument.

The  Portfolio  may invest up to 15% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  Securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered illiquid.


The Portfolio  may enter into forward  commitments  or purchase  securities on a
when-issued   basis  where  such  purchases  are  for  investment  and  not  for speculative purposes. In addition, the Portfolio reserves the right to engage in securities  lending.  For the fiscal year ended January 31, 2004, 2003 and 2002, the  Portfolio's  annual  turnover  rate  was  approximately  8%,  6%  and  10%, respectively.


The Michigan Tax Free Bond Portfolio - The investment  objective of the Michigan
Tax Free Bond  Portfolio  is current  income  exempt from  federal and  Michigan income taxes consistent with preservation of capital. There is no assurance that the Portfolio will achieve its investment objective.

The Portfolio will invest primarily in obligations issued by or on behalf of the states,  territories  or  possessions  of the United  States or the  District of
Columbia or their political  subdivisions,  agencies or  instrumentalities,  the interest of which,  in the  opinion of counsel  for the  issuer,  is exempt from federal income tax (collectively,  "Municipal Securities").  It is a fundamental policy of the  Portfolio  that the  Portfolio  will invest its assets so that at least 80% of the income it distributes  will be exempt from federal and Michigan income taxes. Under normal circumstances,  at least 80% of the Portfolio will be invested in municipal  bonds and notes and, except where  acceptable  securities are  unavailable as determined by the Adviser,  at least 80% of the  Portfolio's assets will be invested in Municipal  Securities,  the interest of which, in the opinion of bond  counsel  to the  issuer,  is exempt  from  Michigan  income tax
("Michigan Municipal  Securities").  The Adviser expects to be fully invested in
Municipal Securities. The Portfolio will purchase Municipal Securities that meet the following  criteria:  (i)  municipal  bonds rated in one of the four highest rating categories ("investment grade"); (ii) municipal notes rated in one of the two highest rating  categories;  (iii)  commercial paper rated in one of the two highest short term rating categories;  or (iv) any of the foregoing that are not rated but are determined by the Adviser to be of comparable  quality at the time of  investment.  The  Portfolio  may also  invest up to 5% of its net  assets in securities of closed-end  investment  companies traded on a national  securities exchange.

Debt rated in the fourth  highest  category by an NRSRO is regarded as having an adequate  capacity  to pay  interest  and repay  principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.  Such debt lacks outstanding  investment  characteristics  and in fact has speculative characteristics as well.

The  Portfolio  expects to maintain an average  weighted  remaining  maturity of three to ten years. The maximum  maturity for any individual  security is thirty years.

The  Portfolio  may invest up to 15% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  Securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered illiquid.

The Michigan Tax Free Bond  Portfolio  currently  contemplates  that it will not invest  more  than  25% of its  total  assets  (at  market  value at the time of purchase) in Municipal Securities,  the interest of which is paid from venues or projects  with  similar  characteristics.  See also  "Description  of  Permitted
Investments - Special Factors Relating to Michigan Municipal Securities."

The Portfolio is a non-diversified investment company which means that more than
5% of its assets may be invested in one or more  issuers,  although  the Adviser does not  intend to invest  more than 10% of the  Portfolio's  assets in any one issuer.  Since a relatively  high  percentage  of assets of the Portfolio may be invested in the obligations of a limited number of issuers,  the value of shares of the Portfolio may be more  susceptible to any single  economic,  political or regulatory occurrence than the shares of a diversified  investment company would
be. The Portfolio intends to satisfy the diversification  requirements necessary to qualify as a regulated  investment company under the Internal Revenue Code of
1986, as amended (the "Code").

The Portfolio  may enter into forward  commitments  or purchase  securities on a
when-issued   basis  where  such  purchases  are  for  investment  and  not  for speculative purposes. The Portfolio may also engage in securities lending.


The Portfolio's  portfolio  turnover will be generally  moderate and most likely below 50%, although turnover may be influenced by specific company fundamentals, market  environments  and  investment  opportunities.  For the fiscal year ended
January 31, 2004, 2003 and 2002, the Portfolio's annual turnover rate was 0%, 0%
and 0%, respectively.


The Prime Obligation  Money Market  Portfolio - The investment  objective of the
Prime  Obligation  Money  Market  Portfolio is to preserve  principal  value and maintain a high degree of liquidity while providing current income.  There is no assurance that the Portfolio  will achieve its  investment  objective or that it will be able to  maintain  a  constant  net asset  value of $1.00 per share on a continuous basis.

The Portfolio  intends to comply with regulations of the Securities and Exchange
Commission  ("SEC")  applicable to money market funds using the  amortized  cost method  for  calculating  net asset  value.  These  regulations  impose  certain quality, maturity and diversification restraints on Portfolio investments. Under these  regulations,  the Portfolio will invest in only U.S.  dollar  denominated securities,  will maintain an average maturity on a dollar-weighted  basis of 90 days or less, and will acquire only "eligible  securities"  that present minimal credit  risks and have a maturity  of 397 days or less,  as defined by Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"). For a further discussion of these rules, see "Description of Permitted Investments."

The Portfolio intends to invest exclusively in: (i) bills,  notes,  receipts and bonds issued by the United States Treasury and STRIPs of such  obligations  that are transferable through U.S. Treasury  Obligations;  (ii) obligations issued or guaranteed as to principal and interest by the agencies or  instrumentalities of the U.S.  government;  (iii) receipts evidencing  separately traded interest and principal component parts of U.S. government obligations;  (iv) commercial paper of United States or foreign issuers,  including asset-backed securities rated in one of the two highest  short-term  rating  categories at the time of investment
or,  if  not  rated,  as  determined  by  Wellington   Management  Company,  LLP
(Wellington)  to be of comparable  quality;  (v) obligations of U.S. and foreign savings and loan  institutions and commercial banks (including  foreign branches of such  banks)  that have total  assets of $1 billion or more as shown on their most recently  published  financial  statements;  (vi) U.S.  dollar  denominated obligations of foreign governments  including Canadian and Provincial government
and  Crown  Agency   obligations;   (vii)   corporate   obligations,   including
asset-backed  securities,  of U.S. and foreign  issuers with a remaining term of not more  than 397 days,  rated,  at the time of  investment,  in one of the two highest short-term rating categories by two or more NRSROs, or one NRSRO if only one NRSRO  has  rated the  security,  or (if the  obligation  has no  short-term rating) of an issuer that issues  commercial  paper of  comparable  priority and security meeting the above short-term ratings levels or, if not a rated security as defined by Rule 2a-7,  determined by Wellington to be of comparable  quality;
(viii) repurchase  agreements involving any of the foregoing  obligations;  (ix)
short-term obligations issued by state and local governmental issuers, which are rated,  at the  time  of  investment,  by at  least  two  nationally  recognized statistical ratings organizations ("NRSROs") in one of the two highest municipal bond rating  categories,  and carry  yields that are  competitive  with those of other types of money market  instruments of comparable quality and security that meet the above  ratings  or, if not rated,  determined  by  Wellington  to be of comparable  quality;  (x) obligations of supranational  entities  satisfying the credit standards  described above or, if not rated,  determined by Wellington to be of comparable  quality;  and (xi) to the extent  permitted by applicable law, shares of other investment companies.

The  Portfolio  may invest up to 10% of its net assets in  Illiquid  Securities.
Restricted   securities,   including  Rule  144A  Securities  and  Section  4(2)
commercial  paper,  that meet the criteria  established  by the Trust's Board of
Trustees will be considered illiquid.

The Portfolio reserves the right to engage in securities lending.  The Portfolio may also engage in forward  commitments or purchase  securities on a when-issued basis.

DESCRIPTION OF PERMITTED INVESTMENTS

American  Depositary  Receipts ("ADRs"),  European Depositary Receipts ("EDRs"),
Continental   Depositary   Receipts  ("CDRs")  and  Global  Depositary  Receipts
("GDRs").

ADRs  are  securities,  typically  issued  by a U.S.  financial  institution  (a
"depositary"),  that  evidence  ownership  interests  in a security or a pool of securities  issued by a foreign issuer and deposited with the  depositary.  ADRs include  American  Depositary  Shares  and New  York  Shares.  EDRs,  which  are sometimes  referred  to as  Continental  Depositary  Receipts,  are  securities, typically issued by a non-U.S.  financial  institution,  that evidence ownership interests  in a  security  or a pool of  securities  issued by either a U.S.  or foreign  issuer.  GDRs are issued  globally  and  evidence  a similar  ownership arrangement.  Generally,  ADRs are designed  for trading in the U.S.  securities markets,  EDRs are designed for trading in European  securities markets and GDRs are designed for trading in non-U.S.  securities  markets.  ADRs, EDRs, CDRs and
GDRs may be  available  for  investment  through  "sponsored"  or  "unsponsored"
facilities.  A sponsored  facility is  established  jointly by the issuer of the security  underlying  the  receipt  and a  depositary,  whereas  an  unsponsored facility may be established by a depositary without  participation by the issuer of the  receipt's  underlying  security.  Holders of an  unsponsored  depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an  unsponsored  facility  frequently  is under no  obligation  to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities

Asset-backed  securities  are  secured by  non-mortgage  assets  such as company receivables,  truck and auto  loans,  leases and credit card  receivables.  Such securities are generally  issued as pass-through  certificates,  which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments,  which are also known as collateralized obligations  and are generally  issued as the debt of a special  purpose entity, such as a trust,  organized  solely for the  purpose of owning  such  assets and issuing such debt.

Asset-backed  securities are not issued or guaranteed by the U.S.  government or its  agencies  or  instrumentalities;  however,  the  payment of  principal  and interest on such  obligations  may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial  institution (such as a bank or insurance  company)  unaffiliated with the issuers of such securities.
The purchase of asset-backed  securities raises risk considerations  peculiar to the financing of the instruments underlying such securities.  For example, there is a risk that  another  party  could  acquire an  interest  in the  obligations superior to that of the holders of the  asset-backed  securities.  There also is the  possibility  that  recoveries on  repossessed  collateral  may not, in some cases,  be  available  to support  payments  on those  securities.  Asset-backed securities  entail  prepayment  risk,  which may vary  depending  on the type of
asset,   but  is  generally  less  than  the  prepayment  risk  associated  with mortgage-backed  securities.  In addition, credit card receivables are unsecured obligations of the cardholder.

Bankers' Acceptances

Bankers'  acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Bankers'  acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Investing in Other Investment Companies

The  Portfolios  may  invest  their  assets in  securities  of other  investment companies as an efficient means of carrying out their  investment  policies.  It should be noted  that  investment  companies  incur  certain  expenses,  such as management fees, and,  therefore,  any investment by the Portfolios in shares of other investment companies may be subject to such duplicate expenses.

The Portfolios may invest in the securities of affiliated  money market funds as an efficient means of managing the Portfolio's uninvested cash.

Certificates of Deposit

Certificates  of  deposit  are  interest-bearing  instruments  with  a  specific maturity. They are issued by banks and savings and loan institutions in exchange for the  deposit of funds and  normally  can be traded in the  secondary  market prior to maturity.  Certificates of deposit with penalties for early  withdrawal will be considered illiquid.

Commercial Paper

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.


Convertible Securities

While convertible  securities  generally offer lower yields than non-convertible debt  securities  of similar  quality,  their prices may reflect  changes in the value of the underlying common stock.  Convertible securities entail less credit risk than the issuer's common stock.


Currency Transactions

The International Equity Portfolio may engage in currency  transactions in order to hedge the value of portfolio  holdings  denominated in particular  currencies against  fluctuations in relative value.  Currency  transactions include forward currency  contracts,  exchange  listed  currency  futures and  options  thereon, exchange  listed and OTC options on  currencies,  and currency  swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell
(with delivery  generally  required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank  market  conducted  directly  between currency traders (usually large,  commercial  banks)  and  their  customers.  A forward  foreign  currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A currency  swap is an agreement  to exchange  cash flows based on the  notional  difference  among two or more  currencies  and  operates similarly to an interest rate swap,  which is described below. The Portfolio may enter into currency transactions with counterparties which have received (or the guarantors of the  obligations of which have received) a credit rating of A-1 or
P-1 by S&P or Moody's,  respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The  Portfolio's  dealings  in forward  currency  contracts  and other  currency transactions  such as futures,  options on futures,  options on  currencies  and swaps  will  be  limited  to  hedging  involving  either  specific  transactions
("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction  Hedging is entering  into a currency  transaction  with  respect to specific  assets or liabilities of the Portfolio,  which will generally arise in connection with the purchase or sale of its portfolio  securities or the receipt of income therefrom.  The Portfolio may enter into Transaction  Hedging out of a desire to preserve  the U.S.  dollar  price of a security  when it enters into a contract  for the  purchase  or  sale of a  security  denominated  in a  foreign currency.  The Portfolio will be able to protect itself against  possible losses resulting from changes in the  relationship  between the U.S. dollar and foreign currencies  during the period between the date the security is purchased or sold and the date on which  payment is made or received  by  entering  into a forward contract for the purchase or sale, for a fixed amount of dollars,  of the amount of the foreign currency involved in the underlying security transactions.

Position  Hedging  is  entering  into a  currency  transaction  with  respect to portfolio security  positions  denominated or generally quoted in that currency.
The  Portfolio  may use  Position  Hedging  when the Advisor  believes  that the currency  of a  particular  foreign  country  may suffer a  substantial  decline against the U.S. dollar. The Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars,  the amount of foreign currency approximating the value of some or all of its portfolio  securities  denominated in such foreign  currency.  The precise matching of the forward foreign currency contract amount and the value of the portfolio  securities involved may not have a perfect  correlation  since the future  value of the  securities  hedged  will change  as a  consequence  of  market  movements  between  the date the  forward contract is entered into and the date it matures.  The  projection of short-term currency  market  movement is difficult,  and the  successful  execution of this short-term hedging strategy is uncertain.

The Portfolio will not enter into a transaction to hedge currency exposure to an extent greater,  after netting all transactions  intended wholly or partially to offset  other  transactions,  than the  aggregate  market  value (at the time of entering into the  transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently  convertible into such currency, other than with respect to proxy hedging as described below.

The Portfolio may also cross-hedge  currencies by entering into  transactions to purchase or sell one or more  currencies  that are  expected to decline in value relative  to other  currencies  to which  that  Portfolio  has or in which  that
Portfolio expects to have portfolio exposure.

To reduce  the  effect of  currency  fluctuations  on the value of  existing  or anticipated holdings of portfolio  securities,  the Portfolio may also engage in proxy  hedging.  Proxy  hedging  is often  used when the  currency  to which the
Portfolio's  portfolio is exposed is difficult to hedge or to hedge  against the dollar.  Proxy  hedging  entails  entering  into a  forward  contract  to sell a currency  whose  changes  in value are  generally  considered  to be linked to a currency  or  currencies  in  which  some  or all of the  Portfolio's  portfolio securities are or are expected to be denominated,  and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Portfolio's  securities denominated in linked currencies. For example, if the Sub-Adviser considers that the  Swedish  krone is  linked  to the  Euro,  the  Portfolio  holds  securities dominated  in krone and the  Advisor  believes  that the value of the krone will decline against the U.S.  dollar,  the Advisor may enter into a contract to sell
Euros and buy U.S. dollars.

Currency  Hedging  involves some of the same risks and  considerations  as other transactions  with  similar  instruments.  Currency  transactions  can result in losses to the  Portfolio if the currency  being hedged  fluctuates in value to a degree in a direction that is not anticipated.  Furthermore,  there is risk that the perceived  linkage between various  currencies may not by present or may not be present  during the  particular  time that the Portfolio is engaging in proxy hedging.  If the  Portfolio  enters  into a currency  hedging  transaction,  the
Portfolio  will "cover" its position so as not to create a "senior  security" as defined in Section 18 of the 1940 Act.

Currency  transactions  are  subject  to  risks  different  from  those of other portfolio  transactions.  Because currency control is of great importance to the issuing governments and influences  economic planning and policy,  purchases and sales  of  currency  and  related  instruments  can be  negatively  affected  by
government   exchange  controls,   blockages,   and  manipulations  or  exchange
restrictions imposed by governments. These can result in losses to the Portfolio if it is unable  to  deliver  or  receive  currency  or funds in  settlement  of obligations  and could  also cause  hedges it has  entered  into to be  rendered useless,  resulting in full currency  exposure as well as incurring  transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most  currencies  must occur at a bank based in the issuing nation.  Trading options on currency  futures is relatively new, and the ability to establish  and close out  positions on such options is subject to the maintenance  of a liquid  market  which may not  always be  available.  Currency exchange  rates may  fluctuate  based on  factors  extrinsic  to that  country's economy.  Although forward foreign currency  contracts and currency futures tend to  minimize  the  risk of loss due to a  decline  in the  value  of the  hedged currency,  at the same time they tend to limit any  potential  gain which  might result should the value of such currency increase.

Equity Securities

Investments  in common  stocks are subject to market  risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Fixed Income Securities

Fixed  income   securities  are  debt   obligations   issued  by   corporations,
municipalities and other borrowers. The market value of fixed income investments will  change in  response to interest  rate  changes and other  factors.  During periods of  falling  interest  rates,  the values of  outstanding  fixed  income securities generally rise. Conversely,  during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer  maturities tend to produce higher yields,  the prices of longer maturity securities  are also  subject  to  greater  market  fluctuations  as a result of changes in interest rates.  Changes by recognized  agencies in the rating of any fixed  income  security  and in the  ability  of an issuer to make  payments  of interest and principal will also affect the value of these investments.  Changes in the value of portfolio  securities  will not affect cash income  derived from these securities but will affect a Portfolio's net asset value.  Bonds rated BBB by  S&P  or  Moody's  are  to  be  considered  as  investment  medium  grade obligations.  Such debt rated BBB has an adequate  capacity to pay  interest and repay principal although it is more vulnerable to the adverse effects of changes in circumstances  and economic  conditions than debt in higher rated categories.
Such securities are considered to have speculative characteristics.

Futures Contracts and Options

The Growth Portfolio, Value Portfolio, Small Cap Value Portfolio,  International
Equity Portfolio, Intermediate-Term Income Portfolio, and Michigan Tax Free Bond
Portfolio  may  invest  in  futures  contracts  and  options.  Although  futures contracts  by  their  terms  call  for  actual  delivery  or  acceptance  of the underlying  securities,  in most cases,  the contracts are closed out before the settlement  date without the making or taking of  delivery.  Closing out an open futures  position  is done by taking an  opposite  position  ("buying a contract which has previously been "sold" or "selling" a contract previously "purchased")
in an identical  contract to terminate the position.  Brokerage  commissions are incurred when a futures contract is bought or sold.

Futures  traders  are  required to make a good faith  margin  deposit in cash or government  securities  with or for the  account  of a broker  or  custodian  to initiate and maintain open positions in futures  contracts.  A margin deposit is intended to assure  completion  of the contract  (delivery or  acceptance of the underlying  security) if it is not  terminated  prior to the specified  delivery date.  Minimal  initial  margin  requirements  are  established  by the  futures exchange and may be changed.  Brokers may establish deposit  requirements  which are higher than the exchange minimums. Deposit requirements on futures contracts customarily  range upward from less than 5% of the value of the  contract  being traded.

After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures  contract  price changes to the extent that the margin on deposit does not satisfy the required  margin,  payment of  additional
"variation"  margin will be required.  Conversely,  change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract  holder.  Variation  margin  payments  are made to and from the futures broker for as long as the contract  remains open. The Portfolios  expect to earn interest income on their margin deposits.

Traders in futures  contracts and related  options may be broadly  classified as either "hedgers" or "speculators."  Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities  underlying the futures  contracts which they trade,  and use futures contracts with the  expectation of realizing  profits from  fluctuations  in the prices of underlying securities.  The Portfolios intend to use futures contracts and related options only for bona fide hedging purposes.

A Portfolio may enter into futures  contracts  and options on futures  contracts traded on an exchange  regulated by the Commodities  Futures Trading  Commission
("CFTC"),  for (i) "bona fide hedging  purposes," or (ii) for other  purposes to the  extent  the  aggregate  initial  margin  and  premiums  on  such  positions
(excluding  the amount by which such  options are in the money) do not exceed 5%
of a Portfolio's  net assets.  A Portfolio  will only sell futures  contracts to protect  securities  it owns  against  price  declines or purchase  contracts to protect  against an increase in the price of  securities it intends to purchase.
As evidence of this hedging interest,  the Portfolios expect that  approximately
75% of their futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolios upon sale of open futures contracts.

Although  techniques  other than the sale and purchase of futures  contracts and options on futures  contracts could be used to control the Portfolios'  exposure to market  fluctuations,  the use of futures  contracts may be a more  effective means of hedging  this  exposure.  While the  Portfolios  will incur  commission expenses in both  opening and  closing  out futures  positions,  these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.  A  Portfolio's  obligations  under any futures  contract or related option will be "covered" by high  quality,  liquid  securities or cash held in a segregated  account  or by  holding,  or  having  the right to  acquire  without additional cost, the underlying asset.

Risk Factors in Futures  Transactions  - Positions in futures  contracts  may be closed  out only on an  exchange  that  provides  a  secondary  market  for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be  possible  to  close a  futures  position.  In the  event  of  adverse  price movements,  the  Portfolios  would  continue  to be  required to make daily cash payments to maintain the required margin.  In such situations,  if the Portfolio has  insufficient  cash, it may have to sell portfolio  securities to meet daily margin  requirements  at a time  when  it may be  disadvantageous  to do so.  In addition,  the  Portfolio  may be required to make  delivery of the  instruments underlying  futures  contracts  it holds.  The  inability  to close  options and futures  positions  also  could  have  an  adverse  impact  on  the  ability  to effectively hedge it.

The  Portfolios  will  minimize the risk that they will be unable to close out a futures  contract by only  entering  into  futures  which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The  risk  of loss in  trading  futures  contracts  in  some  strategies  can be substantial,  due both to the low margin  deposits  required,  and the extremely high degree of leverage  involved in futures pricing.  As a result, a relatively small  price  movement  in a  futures  contract  may  result  in  immediate  and substantial loss (as well as gain) to a Portfolio.  For example,  if at the time of purchase,  10% of the value of the futures contract is deposited as margin, a subsequent  10% decrease in the value of the futures  contract would result in a total  loss of the margin  deposit,  before any  deduction  for the  transaction costs,  if the account  were then closed out. A 15%  decrease  would result in a loss equal to 150% of the original  margin  deposit if the contract  were closed out.  Thus,  a purchase  or sale of a futures  contract  may result in losses in excess of the amount  invested  in the  contract.  However,  because the futures strategies  of the  Portfolio  are  engaged in only for  hedging  purposes,  the
Adviser or Sub-Adviser  does not believe that the Portfolios would be subject to
the  risks  of  loss  frequently  associated  with  futures  transactions.   The
Portfolios  presumably would have sustained comparable losses if, instead of the futures  contract,  it had invested in the underlying  financial  instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures  contracts  because the maximum amount at risk is the premium paid for the option.

Utilization of futures  transactions  by the Portfolios does involve the risk of imperfect or no correlation  where the securities  underlying  futures contracts have different  maturities than the securities being hedged. It is also possible that a Portfolio  could both lose money on futures  contracts  and  experience a decline  in  value  of its  securities.  There  is also  the risk of loss by the
Portfolio  of margin  deposits in the event of the  bankruptcy  of a broker with whom the Portfolio has an open position in a futures contract or related option.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement  price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit  governs only price  movement  during a particular  trading day and  therefore  does not limit potential  losses  because the limit may prevent the  liquidation of unfavorable positions.  Futures contract prices have  occasionally  moved to the daily limit for  several  consecutive  trading  days  with  little  or no  trading,  thereby preventing  prompt  liquidation of future  positions and subjecting some futures traders to substantial losses.

Illiquid Securities

Illiquid  securities  are  securities  that cannot be  disposed of within  seven business  days at  approximately  the value at which they are being carried on a
Portfolio's  books.  An illiquid  security  includes a demand  instrument with a demand notice period  exceeding seven days,  where there is no secondary  market for such security,  and repurchase  agreements with durations over seven days in length.

Investment Companies

The  Portfolios  may  invest in  securities  of other  investment  companies  as permitted by the  Investment  Company Act of 1940,  as amended (the "1940 Act"), and the rules and regulations  thereunder.  These investment companies typically incur  fees  that  are  separate  from  those  fees  incurred  directly  by  the
Portfolios. A Portfolio's purchase of such investment company securities results in a layering  of  expenses,  such that  shareholders  would  indirectly  bear a proportionate  share of the  operating  expenses of such  investment  companies, including advisory fees.

Mortgage-Backed Securities

The  Intermediate-Term  Income  Portfolio  and  Prime  Obligation  Money  Market
Portfolio  may  invest in  securities  issued  by U.S.  government  agencies  or instrumentalities such as the Government National Mortgage Association ("GNMA"),
a wholly owned U.S.  government  corporation which guarantees the timely payment of  principal  and  interest.  Other  governmental  issuers  of  mortgage-backed securities  include the Federal National Mortgage  Association  ("FNMA") and the
Federal Home Loan Mortgage Corporation ("FHLMC").  Obligations of FNMA and FHLMC
are not backed by the full faith and credit of the U.S.  government.  The market value and interest yield of these  instruments  can vary due to market  interest
rate  fluctuations  and  early  prepayments  of  underlying   mortgages.   These
securities  represent  ownership in a pool of federally  insured mortgage loans.
Mortgage-backed  certificates  consist of  underlying  mortgages  with a maximum maturity  of 30 years.  However,  due to  scheduled  and  unscheduled  principal payments,  mortgage-backed  certificates  have a shorter  average  maturity and, therefore,  less  principal  volatility  than a comparable  30-year bond.  Since prepayment  rates vary  widely,  it is not  possible to  accurately  predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest  and  principal  payments  relating  to  mortgages  in the pool will be
"passed   through"  to  investors.   Mortgage-backed   securities   differ  from
conventional  bonds in that  principal is paid back to the  certificate  holders over the life of the loan rather than at  maturity.  As a result,  there will be monthly scheduled payments of principal and interest. In addition,  there may be unscheduled  principal  payments  representing  prepayments  on  the  underlying mortgages.  Although  mortgage-backed  certificates may offer yields higher than those available from other types of U.S. government securities,  mortgage-backed certificates  may be less effective than other types of securities as a means of
"locking in" attractive  long-term rates because of the prepayment feature.  For
instance,   when  interest  rates  decline,   the  value  of  a  mortgage-backed
certificate  likely will not rise as much as comparable  debt  securities due to the prepayment feature. In addition,  these prepayments can cause the price of a mortgage-backed  certificate  originally  purchased  at a premium  to decline in price to its par value, which may result in a loss.

The Intermediate-Term Income Portfolio may invest in mortgage-backed  securities and asset-backed securities.  The principal types of mortgage-backed  securities
are  collateralized   mortgage  obligations   ("CMOs"),   real  estate  mortgage
investment  conduits  ("REMICs"),  and interest only and principal only stripped securities ("IOs" and "POs") which are rated in one of the two top categories by
S&P or Moody's.  The mortgages backing these securities include conventional
30-year fixed rate mortgages,  graduated  payment  mortgages and adjustable rate mortgages.  These mortgages may be supported by various types of insurance,  may be  backed  by GNMA  certificates  or other  mortgage  pass-throughs  issued  or guaranteed by the U.S. government,  its agencies or instrumentalities.  However, the guarantees do not extend to the mortgage-backed  securities' yield or value, which are likely to vary inversely with  fluctuations in interest  rates.  These certificates are in most cases "pass through" instruments, through which, except for IOs and POs,  the holder  receives  a share of all  interest  and  principal payments from the mortgages underlying the certificate;  in the case of IOs, the holder receives a share only of interest payments,  and for POs, a share only of principal  payments.  Because the prepayment  characteristics  of the underlying mortgages  vary,  it is not possible to predict  accurately  the average life or realized  yield of a particular  issue of  pass-through  certificates.  When the mortgage obligations are prepaid, the Portfolio reinvests the prepaid amounts in securities,  the yield of which reflects  interest rates prevailing at the time.
Moreover,  prepayments  that  underlie  securities  purchased at a premium could result in capital losses. During periods of declining interest rates, prepayment
of  mortgages   underlying   mortgage-backed   securities  can  be  expected  to
accelerate. Such acceleration can be expected to reduce the final yield realized by  holders of IO  securities,  perhaps to a  negative  value.  Deceleration  of prepayments  will  reduce  somewhat  the final  yield  realized by holders of PO securities.

Investors  purchasing  such  CMOs  in the  shortest  maturities  receive  or are credited with their pro rata portion of the  scheduled  payments of interest and principal  on the  underlying  mortgages  plus all  unscheduled  prepayments  of principal up to a predetermined portion of the total CMO obligation.  Until that portion of such CMO  obligation  is repaid,  investors in the longer  maturities receive interest only.  Accordingly,  the CMOs in the longer maturity series are less  likely  than other  mortgage  pass-throughs  to be prepaid  prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance,  and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs,  which were  authorized  under the Tax Reform Act of 1986,  are  private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities.

In  addition  to  mortgage-backed   securities,   the  Intermediate-Term  Income
Portfolio may invest in securities secured by asset backed securities  including company receivables,  truck and auto loans, leases, and credit card receivables.
These   issues   may  be   traded   over-the-counter   and   typically   have  a
short-intermediate  maturity structure depending on the paydown  characteristics of the  underlying  financial  assets  which are passed  through to the security holder.

Municipal Securities

Municipal  notes in which the  Michigan  Tax Free  Bond  Portfolio  may  invest, include,  but are not limited to, general  obligation  notes,  tax  anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date),  revenue anticipation notes (notes sold to provide  needed  cash prior to  receipt  of  expected  non-tax  revenues  from a specific source), bond anticipation notes, certificates of indebtedness,  demand notes and construction loan notes.

The Adviser may purchase  industrial  development and pollution control bonds if the interest paid is exempt from federal  income tax.  These bonds are issued by
or  on  behalf  of  public   authorities  to  raise  money  to  finance  various
privately-operated  facilities for business and manufacturing,  housing, sports, and pollution  control.  These bonds are also used to finance public  facilities such as airports,  mass transit systems,  ports, and parking. The payment of the principal  and interest on such bonds is dependent  solely on the ability of the facility's  user to meet its financial  obligations  and the pledge,  if any, of real and personal property so financed as security for such payment.

Tax-exempt  commercial  paper in which the Michigan Tax Free Bond  Portfolio may invest will be limited to investments  in  obligations  which are rated at least
A-2 by S&P or Prime-2 by Moody's at the time of  investment  or which are of equivalent quality as determined by the Adviser.

Other types of tax-exempt  instruments that are permissible  investments for the
Michigan Tax Free Bond  Portfolio  include  floating rate notes.  Investments in such floating rate instruments will normally involve  industrial  development or revenue  bonds  which  provide  that the rate of  interest  is set as a specific percentage  of a  designated  base  rate  (such  as the  prime  rate) at a major commercial  bank, and that the Portfolio can demand payment of the obligation at all times or at stipulated  dates on short notice (not to exceed 30 days) at par plus accrued  interest.  The Portfolio may use the longer of the period required before the Portfolio is entitled to  prepayment  under such  obligations  or the period  remaining  until the next interest rate  adjustment date for purposes of determining the maturity.  Such obligations are frequently secured by letters of credit or other credit support  arrangements  provided by banks.  The quality of the underlying  credit or of the bank, as the case may be, must in the Adviser's opinion be equivalent to the long-term  bond or commercial  paper ratings stated
above.  The Adviser  will  monitor the earning  power,  cash flow and  liquidity ratios of the  issuers  of such  instruments  and the  ability of an issuer of a demand  instrument  to pay  principal  and  interest on demand.  The Adviser may purchase other types of tax-exempt  instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the  authority  to  purchase  securities  at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously  acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon  price at any time during a stated period or on a certain date. Such a right is generally  denoted as a "standby  commitment" or a "put." The purpose of engaging  in  transactions  involving  puts is to  maintain  flexibility  and liquidity to permit the Michigan Tax Free Bond Portfolio to meet redemptions and remain as fully  invested as possible in  municipal  securities.  The  Portfolio reserves  the  right  to  engage  in put  transactions.  The  right  to put  the securities depends on the writer's ability to pay for the securities at the time the  put is  exercised.  The  Portfolio  would  limit  its put  transactions  to institutions  which the Adviser  believes  present minimum credit risks, and the
Adviser  would use its best  efforts to  initially  determine  and  continue  to monitor the financial strength of the sellers of the options by evaluating their financial  statements  and  such  other  information  as  is  available  in  the marketplace.  It may, however be difficult to monitor the financial  strength of the writers because adequate current financial information may not be available.
In the event that any writer is unable to honor a put for financial reasons, the
Portfolio  would  be a  general  creditor  (i.e.,  on a parity  with  all  other unsecured creditors) of the writer.  Furthermore,  particular  provisions of the contract  between  the  Portfolio  and the writer  may  excuse  the writer  from repurchasing  the securities;  for example,  a change in the published rating of the  underlying  municipal  securities  or any similar event that has an adverse effect on the issuer's  credit or a provision in the contract  that the put will not be exercised  except in certain  special  cases,  for  example,  to maintain portfolio  liquidity.  The  Portfolio  could,  however,  at any  time  sell  the underlying  portfolio  security in the open  market or wait until the  portfolio security  matures,  at which  time it should  realize  the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding,  but the put itself,  unless it is an integral part of the security as originally  issued, may not be marketable or  otherwise  assignable.  Therefore,  the put  would  have  value  only to the
Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised  may  terminate  the  right  to put  the  securities.  Prior  to the expiration of any put option,  the Portfolio  could seek to negotiate  terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory  to the  Portfolio,  the  Portfolio  could,  of  course,  sell  the portfolio  security.  The maturity of the underlying  security will generally be different  from that of the put.  There  will be no limit to the  percentage  of portfolio  securities  that the Portfolio may purchase  subject to a put but the amount paid directly or indirectly  for puts which are not integral parts of the security as originally issued held in the Portfolio will not exceed 1/2 of 1% of the value of the total assets of such Portfolio calculated immediately after any such  put is  acquired.  For  the  purpose  of  determining  the  "maturity"  of securities  purchased  subject  to an  option  to put,  and for the  purpose  of determining the dollar-weighted average maturity of the Portfolio including such securities  the Trust will consider  "maturity" to be the first date on which it has the right to demand  payment  from the writer of the put  although the final maturity of the security is later than such date.

Special Factors Relating to Michigan Municipal Securities - Because the Michigan
Tax Free Bond Portfolio invests primarily in Michigan Municipal Securities,  the
Portfolio is more susceptible to factors adversely affecting issuers of Michigan
Municipal  Securities than a mutual fund that does not invest as heavily in such securities.  Investors  should consider  carefully the special risks inherent in the Portfolio's investment in Michigan Municipal Securities.

Investors  should be aware that the economy of the State of Michigan has, in the past,  proven to be cyclical,  due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods.

The State's economy could be affected adversely by changes in the auto industry, notably  consolidation and plant closings  resulting from competitive  pressures and  over-capacity.  Such actions could adversely  affect State revenues and the financial  impact on the local units of  government in the areas in which plants are closed could be more severe.

The  principal  revenues  sources  for the State's  General  Fund are taxes from sales,  personal  income,  single  business,  and excise taxes.  Under the State
Constitution,  expenditures  from the General  Fund are not  permitted to exceed available  revenues.  The  principal  expenditures  from  the  General  Fund are directed towards  education,  public  protection,  mental and public health, and social services.

The  Michigan  Constitution  of 1963 limits the amount of total  revenues of the
State  raised  from taxes and certain  other  sources to a level for each fiscal year equal to a percentage of the State's personal income for the prior calendar year or average of the prior three  calendar  years,  whichever is greater,  and this fixed  percentage  equals the  percentage of the 1978-79  fiscal year state government  revenues to total  calendar  1977 State  personal  income (which was
9.49%).  In the event that the State's  total  revenues  exceed the limit by one percent or more, the Michigan  Constitution  of 1963 requires that the excess be refunded  to  taxpayers.  Any excess of less than 1% may be  transferred  to the
Budget Stabilization Fund.

There  can be no  assurance  that  any  financial  difficulties  the  State  may experience will not adversely  affect the market value or  marketability  of the
Michigan Municipal  Securities in the Portfolio or the ability of the respective obligors to pay interest on or principal of the Michigan Municipal Securities in the Portfolio,  particularly in view of the dependency of local  governments and other authorities upon State aid and reimbursement  programs and, in the case of bonds  issued by the  State  Building  Authority,  the  dependency  of the State
Building Authority on the receipt of rental payments from the State to meet debt service requirements upon such bonds.

The Michigan Tax Free Bond  Portfolio may contain  general  obligation  bonds of local units of  government  pledging the full faith and credit of the local unit which are payable from the levy of ad valorem taxes on taxable  property  within the jurisdiction of the local unit.  Challenges to the ability of local units to levy such taxes could have an adverse impact on the ad valorem tax bases of such units that could adversely affect their ability to raise funds for operation and debt service requirements.

Short-term  Obligations  of State  and  Local  Governmental  Issuers - The Prime
Obligation  Money  Market   Portfolio  may,  when  deemed   appropriate  by  its
Sub-Adviser in light of the  Portfolio's  investment  objective,  invest in high quality,  short-term  obligations issued by state and local governmental issuers which,  as a  result  of the Tax  Reform  Act of  1986,  carry  yields  that are competitive with those of other types of money market  instruments of comparable quality.

Options

The Growth Portfolio,  International Equity Portfolio,  Intermediate-Term Income
Portfolio  and  Michigan  Tax Free Bond  Portfolio  may write call  options on a covered basis only. The Intermediate-Term Income Portfolio and Michigan Tax Free
Bond  Portfolio  may also enter into bond futures  contracts and options on such contracts.  Neither  Portfolio  will  engage in option  writing  strategies  for speculative purposes. The Small Cap Value Portfolio may write and sell both call options and put options,  provided that the aggregate value of such options does not exceed 15% of the  Portfolio's  net assets as of the time such  options  are entered into by the Portfolio.

A put option gives the purchaser of the option,  upon payment of a premium,  the right to sell, and the writer the  obligation to buy, the  underlying  security, commodity,  index,  currency or other  instrument  at the  exercise  price.  For instance, a Portfolio's purchase of a put option on a security might be designed to protect  its  holdings in the  underlying  instrument  (or, in some cases,  a similar  instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such  instrument at the option exercise price. A call option,  upon payment of a premium,  gives the  purchaser of the option the right to buy, and the seller the obligation to sell,  the underlying  instrument at the exercise  price.  A Portfolio's  purchase of a call option on a security, financial  future,  index,  currency  or other  instrument  might be intended to protect  the  Portfolio  against  an  increase  in the  price of the  underlying instrument  that it  intends  to  purchase  in the future by fixing the price at which it may purchase such instrument.  An American style put or call option may be exercised at any time during the option period while a European  style put or call option may be exercised only upon expiration or during a fixed period prior thereto.  A Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated  intermediary such as the Options Clearing  Corporation  ("OCC"), which  guarantees  the  performance  of the  obligations  of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical  delivery of the  underlying  security or currency,  although in the future cash  settlement  may become  available.  Index  options  and  Eurodollar instruments are cash settled for the net amount,  if any, by which the option is
"in-the-money"  (i.e., where the value of the underlying  instrument exceeds, in the case of a call  option,  or is less than,  in the case of a put option,  the exercise  price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying  instrument  through the process of  exercising  the option,  listed  options are closed by entering into offsetting  purchase or sale transactions that do not result in ownership of the new option.

A  Portfolio's  ability to close out its position as a purchaser or seller of an
OCC or  exchange  listed  put or call  option is  dependent,  in part,  upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i)  insufficient  trading  interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii)
trading  halts,  suspensions  or other  restrictions  imposed  with  respect  to particular  classes  or series of  options or  underlying  securities  including reaching daily price limits;  (iv)  interruption of the normal operations of the
OCC or an exchange;  (v)  inadequacy of the  facilities of an exchange or OCC to handle current  trading  volume;  or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant  market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed  options may not coincide  with the hours during which the underlying  financial  instruments are traded.  To the extent that the
option   markets  close  before  the  markets  for  the   underlying   financial
instruments,  significant  price  and  rate  movements  can  take  place  in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions  or  other  parties  ("Counterparties")  through  direct  bilateral agreement with the Counterparty.  In contrast to exchange listed options,  which generally have standardized terms and performance mechanics, all the terms of an
OTC option, including such terms as method of settlement,  term, exercise price, premium,  guarantees  and security,  are set by  negotiation  of the parties.  A
Portfolio will only sell OTC options (other than OTC currency  options) that are subject  to a  buy-back  provision  permitting  the  Portfolio  to  require  the
Counterparty  to sell the option back to the Portfolio at a formula price within seven days. Each Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the  parties  provide  for it,  there is no central  clearing or guaranty function in an OTC option.  As a result,  if the  Counterparty  fails to make or take delivery of the security,  currency or other  instrument  underlying an OTC option it has entered into with a Portfolio  or fails to make a cash  settlement payment due in accordance  with the terms of that option,  a Portfolio will lose any  premium  it paid for the option as well as any  anticipated  benefit of the
transaction.   Accordingly,   the  Adviser  or   Sub-Adviser   must  assess  the
creditworthiness   of  each  such   Counterparty  or  any  guarantor  or  credit
enhancement of the  Counterparty's  credit to determine the likelihood  that the terms of the OTC option will be satisfied.

Covered Call Writing - The Growth Portfolio and  International  Equity Portfolio
may write covered call options on its securities provided the aggregate value of such options does not exceed 10% of that  Portfolio's  net assets as of the time such options are entered into by the Portfolio.  The advantage to a Portfolio of writing  covered  calls is that  the  Portfolio  receives  a  premium,  which is additional  income.  However,  if the security rises in value, the Portfolio may not fully participate in the market appreciation.

In covered  call  options  written by a Portfolio,  the  Portfolio  will own the underlying  security  subject  to a call  option at all times  during the option period.  Unless a closing purchase transaction is effected,  the Portfolio would be required to continue  to hold a security,  which it might  otherwise  wish to sell,  or  deliver a  security  it would  want to hold.  Options  written by the
Portfolio will normally have  expiration  dates between one and nine months from the date written.  The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Receipts

Receipts are sold as zero coupon  securities which means that they are sold at a substantial  discount and redeemed at face value at their  maturity date without interim cash payments of interest or  principal.  This discount is accreted over the life of the security,  and such accretion will  constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

Repurchase Agreements

Repurchase  agreements are arrangements by which a Portfolio  obtains a security and  simultaneously  commits to return the  security  to the seller at an agreed upon  price on an  agreed  upon  date  within a number  of days from the date of purchase.  A  Portfolio  will have  actual  or  constructive  possession  of the security  as  collateral  for  the  repurchase  agreement.  Collateral  must  be maintained at a value at least equal to 102% of the purchase  price. A Portfolio bears a risk of loss in the event the other party  defaults  on its  obligations and a Portfolio is delayed or prevented from  exercising its right to dispose of the collateral  securities or if a Portfolio  realizes a loss on the sale of the collateral.  A Portfolio  will enter into  repurchase  agreements on behalf of a
Portfolio only with  financial  institutions  deemed to present  minimal risk of bankruptcy  during the term of the agreement  based on  established  guidelines.
Repurchase agreements are considered loans under the 1940 Act.

Restraints on Investments by Money Market Funds

Investments  by a money  market fund are subject to  limitations  imposed  under regulations adopted by the SEC. Under these regulations,  money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities,"  as defined by Rule 2a-7,  which  means they are (i) rated,  at the time of investment,  by at least two NRSROs (one if it is the only  organization rating  such  obligation)  in the  highest  short-term  rating  category  or, if unrated,  determined to be of comparable  quality (a "first tier security");  or
(ii) rated according to the foregoing  criteria in the second highest short-term rating category or, if unrated,  determined to be of comparable quality ("second tier  security").  A security is not  considered to be unrated if its issuer has outstanding  obligations  of  comparable  priority  and  security  that  have  a short-term  rating.  A money  market  fund may invest up to 25% of its assets in
"first tier"  securities of a single issuer for a period of up to three business days.  The  securities  that money  market funds may acquire may be supported by credit enhancements,  such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

Restricted Securities

The Portfolios may invest in restricted  securities that are securities in which the Trust may otherwise  invest as provided in the Prospectus and this Statement of Additional Information.  Restricted securities are securities that may not be sold freely to the public absent  registration under the Securities Act of 1933, as  amended  (the  "Act"),  or an  exemption  from  registration.  Each of these
Portfolios  may  invest up to 15% (10% for the  Prime  Obligation  Money  Market
Portfolio)  of its net  assets  in  illiquid  securities,  including  restricted securities.  Each Portfolio may invest in Section 4(2) commercial paper. Section
4(2)  commercial  paper is issued in reliance on an exemption from  registration under Section 4(2) of the Act and is generally sold to  institutional  investors who purchase for investment.  Any resale of such commercial  paper must be in an exempt transaction,  usually to an institutional  investor through the issuer or investment  dealers  who make a  market  in such  commercial  paper.  The  Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria  established  by the Trust's  Board of Trustees.  The Trust  intends to treat  such  commercial  paper  as  liquid  and not  subject  to the  investment limitations applicable to illiquid securities or restricted securities.

Securities Lending

The Portfolios  may lend  securities  pursuant to agreements  requiring that the loans be continuously secured by collateral received (in an amount equal to 102%
of the market  value of domestic  loans and 105% of the market value of loans of foreign  securities),  and the  collateral  be marked to market daily to reflect changes in market  value of the loaned  securities.  Such loans will not be made if, as a result,  the aggregate  amount of all outstanding  securities loans for the Portfolio exceed one-third of the value of a Portfolio's  total assets taken at fair market value (including any collateral  received in connection with such loans).  A Portfolio will continue to receive  interest on the  securities  lent while  simultaneously  earning interest on the investment of the cash collateral in U.S.  government  securities.  However, a Portfolio will normally pay lending fees to such  broker-dealers  and related  expenses from the interest  earned on invested  collateral.  There  may be  risks of  delay  in  receiving  additional collateral  or risks of delay in  recovery  of the  securities  or even  loss of rights in the collateral should the borrower of the securities fail financially.
However,  loans are made only to borrowers  deemed by the Adviser or Sub-Adviser to be of good standing and when, in the judgment of the Adviser or  Sub-Adviser, the  consideration  which can be earned  currently  from such  securities  loans justifies  the attendant  risk.  Any loan may be terminated by either party upon reasonable  notice to the other party. The Portfolios may use the Distributor or a  broker/dealer  affiliate of the Adviser or  Sub-Adviser  as a broker in these transactions.

Securities of Foreign Issuers

The  Growth  Portfolio,   Value  Portfolio,   International   Equity  Portfolio,
Intermediate-Term  Portfolio and Prime  Obligations  Money Market  Portfolio may
invest in securities of foreign issuers.  There are certain risks connected with investing in foreign  securities.  These include risks of adverse  political and
economic    developments    (including   possible    governmental   seizure   or
nationalization  of assets),  the possible  imposition  of exchange  controls or other  governmental  restrictions,  less  uniformity in accounting and reporting requirements,  the  possibility  that  there  will be less  information  on such securities  and  their  issuers  available  to the  public,  the  difficulty  of
obtaining  or  enforcing  court  judgments   abroad,   restrictions  on  foreign
investments in other  jurisdictions,  difficulties in effecting  repatriation of capital  invested abroad,  and  difficulties in transaction  settlements and the effect of delay on  shareholder  equity.  Foreign  securities  may be subject to foreign taxes, and may be less marketable than comparable U.S.  securities.  The value of a Portfolio's investments denominated in foreign currencies will depend on the  relative  strengths  of  those  currencies  and the U.S.  dollar,  and a
Portfolio may be affected  favorably or  unfavorably  by changes in the exchange rates or exchange control  regulations  between foreign  currencies and the U.S.
dollar.  Changes in foreign currency exchange rates also may affect the value of dividends  and  interest  earned,  gains  and  losses  realized  on the  sale of securities  and net  investment  income and gains if any, to be  distributed  to shareholders by a Portfolio.

Foreign Securities

Each of the  risks  associated  with  investing  in  foreign  securities  may be magnified  for  securities  issued by  companies  operating  in emerging  market countries. Emerging market countries are all countries that are considered to be developing or emerging countries by the World Bank or the International  Finance
Corporation,  as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.  Currently, the countries excluded from this category are Australia,  Austria,  Belgium, Canada,
Denmark,  Finland,  France,  Germany,  Hong Kong,  Ireland,  Italy,  Japan,  the
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland, the United Kingdom, and the United States.

Separately Traded Interest and Principal Securities
("STRIPS")

The Value  Portfolio,  Intermediate-Term  Income  Portfolio and Prime Obligation
Money Market  Portfolio may invest in STRIPS,  which are component parts of U.S.
Treasury  Securities traded through the Federal  Book-Entry  System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid,  do not violate a  Portfolio's  investment  policy  concerning  investments  in illiquid securities. Consistent with Rule 2a-7 adopted under the 1940 Act, the Adviser or
Sub-Adviser  will only  purchase  STRIPS for the Prime  Obligation  Money Market
Portfolio  that have a remaining  maturity of 397 days or less;  therefore,  the
Portfolio  currently may only purchase interest component parts of U.S. Treasury
Securities.  The Adviser or Sub-Adviser of a Portfolio will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of  deviations  in the  value of shares of the  Prime  Obligation  Money  Market
Portfolio.

Time Deposits

Time deposits are  non-negotiable  receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit,  they earn a specified rate of interest over a definite period of time;  however,  they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


U.S. Government Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds.

Other GSE securities receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is authorized to purchase  specified amounts of  securities  issued by (or  otherwise  make funds  available  to) the
Federal Home Loan Bank System,  Federal Home Loan Mortgage Corporation,  Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities  have no explicit  financial  support,  but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.  A Fund treats  mortgage-backed  securities guaranteed by a
GSE as if issued or  guaranteed by a federal  agency.  Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


U.S. Treasury Obligations

U.S. Treasury  obligations  consist of bills, notes and bonds issued by the U.S.
Treasury and separately  traded  interest and principal  component parts of such obligations that are transferable through the Federal Book-Entry System known as
STRIPS.

Variable Amount Master Demand Notes

The  Intermediate-Term  Income  Portfolio,  Michigan Tax Free Bond Portfolio and
Prime  Obligation  Money Market  Portfolio may invest in variable  amount master demand  notes that may or may not be backed by bank  letters  of  credit.  These notes permit the  investment of  fluctuating  amounts at varying market rates of interest pursuant to direct  arrangements  between the Trust, as lender, and the borrower.  Such notes provide that the interest  rate on the amount  outstanding varies on a daily,  weekly or monthly basis  depending upon a stated  short-term interest  rate index.  Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally  contemplated  that such  instruments will be traded.  The Adviser or Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratio of the issuers of such instruments and will similarly  monitor  the  ability  of an  issuer  of a demand  instrument  to pay principal and interest on demand.

Variable and Floating Rate Instruments

Certain  obligations  may carry variable or floating rates of interest,  and may involve a conditional or  unconditional  demand feature.  Such  instruments bear interest at rates which are not fixed,  but which vary with changes in specified market rates or indices.  The interest  rates on these  securities  may be reset daily,  weekly,  quarterly or some other reset  period,  and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand  instrument  with a demand notice  exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants

Warrants are instruments  giving holders the right,  but not the obligation,  to buy equity or fixed  income  securities  of a company at a given price  during a specified period.

When-Issued Securities

The  Intermediate-Term  Income  Portfolio,  Michigan Tax Free Bond Portfolio and
Prime Obligation Money Market may invest in when-issued securities.

These  securities  involve the  purchase of debt  obligations  on a  when-issued basis,  in which case  delivery and payment  normally  take place within 45 days after  the date of  commitment  to  purchase.  These  Portfolios  will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date.
The when-issued  securities are subject to market  fluctuation,  and no interest accrues on the  security  to the  purchaser  during  this  period.  The  payment obligation  and the interest  rate that will be received on the  securities  are each fixed at the time the  purchaser  enters  into the  commitment.  Purchasing obligations  on a when-issued  basis is a form of  leveraging  and can involve a risk that the yields  available in the market when the delivery  takes place may actually be higher than those obtained in the transaction  itself.  In that case there could be an unrealized loss at the time of delivery.

Each of these Portfolios will maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase when-issued  securities.  If the value of these assets declines, the Portfolio will maintain liquid assets on a daily basis that are equal to the amount of such commitments.

Zero Coupon, Pay-in-kind and Deferred Payment Securities

Zero coupon  securities are securities  that are sold at a discount to par value and  securities on which  interest  payments are not made during the life of the security.  Upon maturity, the holder is entitled to receive the par value of the security.  While interest  payments are not made on such securities,  holders of such securities are deemed to have received "phantom income" annually. Because a
Portfolio will distribute its "phantom  income" to  shareholders,  to the extent that  shareholders  elect to receive  dividends in cash rather than  reinvesting such  dividends in additional  shares,  a Portfolio  will have fewer assets with which to purchase income producing securities.  Alternatively,  shareholders may have to redeem  shares to pay tax on this  "phantom  income." In either  case, a
Portfolio  may have to  dispose  of its fund  securities  under  disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Portfolio accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity,  the holder is  entitled  to receive  the  aggregate  par value of the securities.  Deferred payment  securities are securities that remain zero coupon securities  until a  predetermined  date,  at which time the stated  coupon rate becomes  effective  and  interest  becomes  payable at regular  intervals.  Zero coupon,  pay-in-kind and deferred  payment  securities may be subject to greater fluctuation  in value  and  lesser  liquidity  in the  event of  adverse  market conditions  than  comparably  rated  securities  paying cash interest at regular interest payment periods.

INVESTMENT LIMITATIONS

Fundamental Policies

The  following  policies  are  fundamental  and may not be changed  without  the consent of a majority of a Portfolio's  outstanding shares. The term "a majority of a  Portfolio's  outstanding  shares" means the vote of (i) 67% or more of the
Portfolio's  shares  present  at a meeting  if more than 50% of the  outstanding shares of the Portfolio are present or represented  by proxy,  or (ii) more than
50% of the Portfolio's shares, whichever is less.

A Portfolio may not:

1.   Purchase  securities of any issuer (except  securities of other  investment companies and securities issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities  and  repurchase  agreements  involving such securities)  if,  as a  result,  more  than 5% of the  total  assets of the
     Portfolio  would  be  invested  in the  securities  of  such  issuer.  This restriction  applies  to  75%  of a  Portfolio's  assets.  In  addition,  a
     Portfolio may not acquire more than 10% of the voting securities of any one issuer.  These  limitations  do not  apply to the  Michigan  Tax Free  Bond
     Portfolio.  As a money  market  fund,  the Prime  Obligation  Money  Market
     Portfolio is subject to additional diversification requirements.

2.   Purchase any securities which would cause more than 25% of the total assets of the  Portfolio to be invested in the  securities  of one or more issuers conducting  their  principal  business  activities  in the  same  industry, provided  that this  limitation  does not apply to (a)  investments  in the obligations  issued or guaranteed by the U.S.  government,  its agencies or instrumentalities and repurchase agreements involving such securities,  (b)
     investments  in tax-exempt  securities  issued by  governments or political subdivisions of government or (c) obligations  issued by domestic  branches of United States banks or United  States  branches of foreign banks subject to the same  regulations  as United  States  banks.  For  purposes  of this limitation  (i)  utility  companies  will be  divided  according  to  their services,  for example, gas, gas transmission,  electric and telephone will each be considered a separate  industry;  (ii) financial  service companies will be  classified  according  to the end  users  of their  services,  for example, automobile finance, bank finance and diversified finance will each be considered a separate  industry;  (iii)  supranational  entities will be considered  to be a separate  industry;  and (iv) loan  participations  are considered  to be  issued  by both  the  issuing  bank  and the  underlying corporate borrower.

3.   Make  loans,  except  that a  Portfolio  may  (i)  purchase  or  hold  debt instruments in accordance with its investment objective and policies;  (ii)
     enter into repurchase agreements; and (iii) engage in securities lending.

4.   Invest in companies for the purpose of exercising control.

5.   Borrow money except for temporary or emergency purposes and then only in an amount not exceeding  one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such  borrowing  exceeds 5%
     of the value of the Portfolio's assets,  asset coverage of at least 300% is required.  In the event  that such  asset  coverage  shall at any time fall below 300%,  the  Portfolio  shall,  within three days  thereafter  or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its  borrowings to such an extent that the asset coverage of such borrowings  shall be at least 300%.  This  borrowing  provision is included
     solely  to  facilitate   the  orderly  sale  of  portfolio   securities  to
     accommodate  heavy redemption  requests if they should occur and is not for investment purposes.  All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

6.   Pledge,   mortgage  or  hypothecate   assets  except  to  secure  temporary
     borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current  value at the time of the  incurrence of such loan, except as permitted with respect to securities lending.

7.   Purchase or sell real estate,  real estate limited  partnership  interests, commodities or commodities contracts.  However,  subject to their permitted investments,  any  Portfolio  may invest in  companies  that invest in real estate  commodities  or  commodities  contracts and may invest in financial futures contracts and related options.

8.   Act as an  underwriter  of securities of other issuers  except as it may be deemed an underwriter under federal  securities laws in selling a portfolio security.

9.   Issue senior  securities (as defined in the 1940 Act), except in connection with  permitted  borrowings  as  described  above or as  permitted by rule, regulation or order of the SEC.

10.  The  Michigan  Tax Free Bond  Portfolio  shall invest its assets so that at least 80% of the income it  distributes  will be exempt  from  federal  and
     Michigan state income taxes.

Non-Fundamental Policies

The following  investment  limitations of the Portfolios are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

1.   No Portfolio may invest in illiquid  securities in an amount exceeding,  in the  aggregate,  15%  of a  portfolio's  net  assets  (10%  for  the  Prime
     Obligation Money Market Portfolio).

2.   No  Portfolio  may  invest  in  interests  in  oil,  gas or  other  mineral exploration or development programs and oil, gas or mineral leases.

3.   A  Portfolio  may not make  short  sales of  securities,  maintain  a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

4.   A Portfolio  may not  purchase  securities  of other  investment  companies except  as  permitted  by the  1940  Act  and  the  rules  and  regulations thereunder.  The Prime Obligation Money Market Portfolio will invest in the shares of another  money  market fund only if (i) such other  money  market fund is  subject to Rule 2a-7  under the 1940 Act;  (ii) such  other  money market fund has  investment  criteria equal to or higher than those of such
     Portfolio;  and (iii) the Trust's Board of Trustees monitors the activities of such other money market fund.

The  foregoing  percentages,  except with  respect to  borrowings  and  illiquid securities,  will apply at the time of the  purchase of a security and shall not be considered  violated unless an excess occurs or exists  immediately after and as a result of a purchase of such security.


THE ADVISER

General.  CB Capital  Management,  Inc. (the "Adviser"),  328 S. Saginaw Street,
Flint, Michigan 48502, is a wholly owned subsidiary of Citizens Bank, and serves as  investment  adviser to the  Portfolios  pursuant to an  investment  advisory
agreement  (the  "Advisory   Agreement")  with  the  Trust.  Citizens  Bank  was
incorporated  in 1871 in the State of Michigan.  Citizens Bank is a wholly-owned subsidiary of Citizens Banking  Corporation.  Citizens Banking Corporation is an
interstate bank holding company with over $7.5 billion in assets and 202 banking offices in Michigan and Illinois. As of January 2004, the Adviser's total assets under  management  were $__ billion.  The Adviser has managed bank common funds, pension  plan assets and  personal  trust  assets  since  1927.  The Adviser has experience as an investment adviser to the Former Portfolios.


Advisory Agreement with the Trust. Under the Advisory Agreement,  the Adviser is
responsible for the investment  decisions for each Portfolio,  and  continuously reviews,  supervises and administers each Portfolio's  investment  program.  The
Advisory Agreement also provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross  negligence on its part in the  performance  of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory  Agreement,  after the first two years,  must be specifically  approved at least  annually (i) by the vote of the  Trustees,  and
(ii) by the  vote of a  majority  of the  Trustees  who are not  parties  to the
Agreement  or  "interested  persons" of any party  thereto,  cast in person at a meeting  called  for the  purpose  of  voting  on such  approval.  The  Advisory
Agreement will terminate  automatically  in the event of its assignment,  and is terminable  at any time  without  penalty by the  Trustees of the Trust or, with respect  to the  Portfolios  by a  majority  of the  outstanding  shares  of the
Portfolios,  on not less than 30 days' nor more than 60 days' written  notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

The Trust and the Adviser have employed Wellington  Management  Company,  LLP as the  investment  sub-adviser  to the Prime  Obligation  Money Market  Portfolio,
Systematic Financial Management, L.P. as the investment sub-adviser to the Value
Portfolio and Small Cap Value Portfolios,  Nicholas-Applegate Capital Management
as  the   investment   sub-adviser   to  the  Growth   Portfolio  and  BlackRock
International,  Ltd., as the investment  sub-adviser to the International Equity
Portfolio,  to manage the Portfolios on a day-to-day basis, in each case subject to the  supervision  of the Adviser and the Trustees.  In  conjunction  with the
Adviser,  each  investment  sub-adviser  makes the investment  decisions for the assets of the  respective  Portfolio and  continuously  reviews,  supervises and administers the Portfolio's investment program. See "The Sub-Advisers."

Advisory Fees Paid to the Adviser. For its services,  the Adviser is entitled to a fee,  which is calculated  daily and paid monthly,  at an annual rate based on the average  daily net assets of each  Portfolio as follows:  Growth  Portfolio,
0.34%;  Value Portfolio,  0.29% on the first $50 million,  0.39% on the next $50 million, and 0.34% on any amount above $100 million;  Small Cap Value Portfolio,
0.34%;   International  Equity  Portfolio,   0.30%;   Intermediate-Term   Income
Portfolio,  0.50%; Michigan Tax Free Bond Portfolio, 0.50%; and Prime Obligation
Money Market Portfolio, 0.225% on the first $500 million, and 0.28% in excess of
$500 million.


For the fiscal years ended January 31, 2004,  2003 and 2002, the Portfolios paid the following advisory fees to the Adviser:

                                                  Fees Paid
                             Fees Waived

Portfolio                       2004     2003    2002    2004      2003       2002

Growth Portfolio              $173,183 $172,904  $226  $34,510    $41,177      $0

Value Portfolio               $240,135 $243,052  $282   $3,256    $35,538      $9

Small Cap Value Portfolio     $139,165 $147,947  $197  $33,599    $57,876     $18

International Equity          $151,723 $136,239  $75    $6,421    $26,403     $61
Portfolio

Intermediate-Term Income      $522,201 $571,708  $506  $176,683  $230,500     $242
Portfolio

Michigan Tax Free Bond        $320,788 $364,001  $258  $154,389  $179,113     $155
Portfolio

Prime Obligation Money        $366,385 $337,508  $24   $361,005  $334,190     $301
Market Portfolio


THE SUB-ADVISERS

Wellington  Management Company,  LLP (a "Sub-Adviser" or "Wellington") serves as the investment  sub-adviser  for the Prime  Obligation  Money Market  Portfolio,
Systematic   Financial   Management,   L.P.  (a   "Sub-Adviser"  or  "Systematic
Financial")  serves as investment  sub-adviser for the Value Portfolio and Small
Cap Value Portfolio,  Nicholas-Applegate  Capital Management (a "Sub-Adviser" or
"Nicholas-Applegate") serves as investment sub-adviser for the Growth Portfolio, and  BlackRock  International,  Ltd.,  (a  "Sub-Adviser"  or  "BIL")  serves  as investment  sub-adviser  for the  International  Equity  Portfolio  pursuant  to sub-advisory  agreements  (each, a "Sub-Advisory  Agreement") with the Trust and the Adviser.  Under each  Sub-Advisory  Agreement,  the Sub-Adviser  manages the investments of the appropriate  Portfolio,  selects investments,  and places all orders for purchases  and sales of the  Portfolio's  securities,  subject to the general supervision of the Trustees of the Trust and the Adviser.  The Portfolio
pays each Sub-Adviser for its services.

Wellington Management Company, LLP (Wellington)

General. Wellington Management is a professional investment counseling firm that provides  investment services to investment  companies,  employee benefit plans, endowments, foundations, and other institutions.  Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928.  Wellington  Management  Company,  LLP, 75 State Street,  Boston, MA
02109, is a Massachusetts limited liability partnership,  of which the following persons are managing partners: Laurie A Gabriel, Duncan M. McFarland and John R.
Ryan.


Sub-Advisory  Fees Paid to  Wellington.  For the services  provided and expenses incurred  pursuant  to the  Sub-Advisory  Agreement,  Wellington  is entitled to receive a fee,  computed daily and paid monthly,  at the annual rate of .075% of the first $500 million of the  Portfolio's  average daily net assets and .02% on assets in excess of $500  million.  For the fiscal years ended January 31, 2004,
2003 and 2002,  Wellington  received the  following  sub-advisory  fees from the following Former Portfolio:

                                                  Fees Paid
                         Fees Waived

Portfolio                           2004     2003    2002    2004   2003   2002

Prime   Obligation  Money  Market $122,128 $112,502  $109     $0     $0     $0
Portfolio


Nicholas-Applegate Capital Management (Nicholas-Applegate)

General.  Nicholas-Applegate serves as the investment sub-adviser for the Growth
Portfolio.  Nicholas-Applegate  has operated as a registered  investment adviser providing  investment  advisory services for a wide variety of clients including employee benefit plans,  university endowments,  foundations,  public retirement systems and unions,  other  institutional  investors and individuals  since 1984 and, since April 1987, investment companies. Nicholas-Applegate is controlled by
Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German  Aktiengesellschaft  (a German  publicly traded  company),  which, together with its  subsidiaries,  comprises one of the world's largest insurance group (the  "Allianz  Group").  Allianz  AG's  address is:  Koeniginstrasse  28,
D-80802,  Munich,  Germany. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101.

Sub-Advisory Fees Paid to Nicholas-Applegate.  For the services provided and the expenses incurred pursuant to the Sub-Advisory Agreement,  Nicholas-Applegate is
entitled  to  receive  from the  Portfolios  a fee,  calculated  daily  and paid monthly,  at an annual  rate of 0.40% of the  average  daily net  assets of each
Portfolio.


For the fiscal years ended January 31, 2004,  2003 and 2002,  Nicholas-Applegate received the following sub-advisory fees from the following Portfolio:

                                          Fees Paid                Fees Waived

Portfolio                       2004     2002     2002      2004     2003    2002

Growth Portfolio              $203,744 $203,417    $267      0$       $0      $0


Systematic Financial Management, L.P. (Systematic)

General. Systematic serves as the investment sub-adviser for the Value Portfolio and  Small Cap  Value  Portfolio.  Systematic  was  established  in 1982 and has managed  these  Portfolios  on a  discretionary  basis  since  their  inception.
Systematic's  clients  include  foundations,  pension funds,  public  retirement systems and  Taft-Hartley  plans as well as other  institutional  investors  and individuals.  Systematic's value strategy, which was originally developed by its
Chief Investment Officer,  has been employed since the early 1980's.  Systematic is a Delaware limited partnership, with Affiliated Managers Group (AMG) owning a majority share. AMG is a publicly traded asset management  company that acquires and  holds  interests  in a  diverse  group  of  growing,  mid-sized  investment management  firms.  The  principal  business  address of AMG is 600 Hale Street,
Prides Crossing,  MA 01965. The principal  business address of Systematic is 300
Frank W. Burr Blvd. Glenpointe East, 7th Floor, Teaneck, NJ 07666.

Sub-Advisory  Fees Paid to Systematic  Financial.  For the services provided and the expenses  incurred  pursuant to the  Sub-Advisory  Agreement,  Systematic is entitled to receive from the Value  Portfolio a fee,  calculated  daily and paid monthly, at an annual rate of 0.45% of the first $50 million,  0.35% of the next
$50 million and 0.40% of any amount above $100 million of the average  daily net assets of the Value  Portfolio  and 0.65% of the average daily net assets of the
Small Cap Value Portfolio.


For the fiscal years ended January 31, 2004, 2003 and 2002,  Systematic received sub-advisory fees from the following Portfolios:

                                Fees Paid
                                                         Fees Waived

Portfolio                  2004    2003    2002     2004     2003      2002

Value Portfolio          $310,377 $312,996 $356      $0       $0        $0

Small Cap Value          $266,051 $282,838 $412      $0       $0        $0
Portfolio

BlackRock International, Ltd. (BIL)

General.  BIL serves as the investment  sub-adviser for the International Equity
Portfolio.  The principal address of BIL is 40 Torphichen Street,  Edinburgh EH3
8JB  Scotland,  U.K. BIL selects,  buys and sells  securities  for the Portfolio under  the  supervision  of the  Adviser  and the  Board of  Trustees.  BIL is a
wholly-owned  subsidiary  of  BlackRock,  Inc.  (BlackRock),  one of the largest publicly  traded  investment  management  firms in the United States.  BlackRock manages assets on behalf of  institutional  and individual  investors  worldwide through a variety of equity, fixed income,  liquidity and alternative investment products,  including  the  BLACKROCK  FUNDS and BLACKROCK  LIQUIDITY  FUNDS.  In
addition,  BlackRock  provides risk  management  advice and  investment  systems services to a growing  number of  institutional  investors  under the  BLACKROCK
SOLUTIONS name.  Clients are served from the company's  headquarters in New York
City, as well as offices in Boston, Edinburgh,  Hong Kong, San Francisco,  Tokyo
and Wilmington. BlackRock is a member of the PNC Financial Services Group (NYSE:
PNC), and is majority-owned by PNC and BlackRock employees.


Sub-Advisory  Fees  Paid to BIL.  For the  services  provided  and the  expenses incurred pursuant to the Sub-Advisory Agreement, BIL is entitled to receive from the Portfolio a fee,  calculated  daily and paid  monthly,  at an annual rate of
0.60% up to $35 million;  0.50% on assets $35 million to $100 million; and 0.40%
on assets above $100 million of the average daily net assets of the Portfolio.


For the fiscal  period ended January 31, 2004,  2003 and 2002,  the BIL received sub-advisory fees from the following corresponding Former Portfolio:

                                          Fees  Paid               Fees Waived

Portfolio                           2004     2003    2002     2004      2003      2002

International Equity Portfolio    $287,872 $263,280  $154      $0        $0        $0


ADMINISTRATOR AND SUB-ADMINISTRATOR

Federated  Services Company, a subsidiary of Federated  Investors,  Inc., and CB
Capital  Management,  Inc. serve as Administrator and  Sub-Administrator  to the
Portfolios,  respectively.  Both  the  Administrator  and the  Sub-Administrator
provide  administrative  personnel  and services  (including  certain  legal and
financial  reporting   services)  necessary  to  operate  the  Portfolios.   The
Portfolios pay the Administrator and Sub-Administrator for their services.

Federated  Services Company provides these services at the following annual rate of the  average  aggregate  daily net assets of all  Portfolios  of the Trust as specified below:

   Maximum Administrative   Average Aggregate Daily
           Fee              Net Assets of the Portfolios

    0.125 of 1%            on the first $400 million

    0.100 of 1%            on the next $250 million

    0.075 of 1%            on assets in excess of $650 million

The administrative fee received during any fiscal year shall be at least $50,000 per  Portfolio  and $10,000 on any newly  created  classes of Shares.  Federated
Services  Company may  voluntarily  waive a portion of its fee and may reimburse the Portfolios for expenses.

CB Capital Management,  Inc. provides these  sub-administrative  services at the following  annual  rate  of  the  average  aggregate  daily  net  assets  of all
Portfolios of the Trust as specified below:

     Maximum Administrative Fee      Average Aggregate Daily
                                   Net Assets of the Portfolios

        0.0475 of 1%                on the first $400 million

        0.0725 of 1%                on the next $250 million

        0.0975 of 1%                on assets in excess of $650 million

DISTRIBUTOR

Edgewood Services,  Inc. serves as the Distributor of the Portfolios.  Under the
Distributor's  Contract with the Portfolios,  the Distributor offers Shares on a continuous, best-efforts basis.

Class A Distribution Plan

The  Distribution  Agreement  and the  Distribution  Plan adopted by the Class A shareholders  provides  that the  Class A shares of the  Portfolio  will pay the
Distributor a fee of 0.25% of the average daily net assets which the Distributor can use to  compensate/broker  dealers  and  service  providers,  including  the
Adviser and its  affiliates  which provide  administrative  and/or  distribution services to the Class A shareholders  or their  customers who  beneficially  own
Class A shares.  The Distribution  Plan is characterized as a compensation  plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder  service expenses incurred by the Distributor or the amount or payments made to financial institutions and intermediaries.  The Trust intends to operate the  Distribution  Plan in accordance with its terms and with the NASD rules concerning sales charges.


For the fiscal years ended January 31, 2004, 2003, and 2002, the Portfolios paid
the  following   distribution   fees  to  their   distributor  under  a  similar
Distribution Plan and Agreement:

 ---------------------------------------------------------------------

                                     Distribution Fees Paid
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Portfolio                       2004           2003         2002
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Growth Portfolio              $14,704        $15,909       $21,891
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Value Portfolio               $16,673        $18,096       $19,961
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Small Cap Value Portfolio     $16,476        $17,028       $15,808
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 International Equity           $3,013         $2,354       $1,300
 Portfolio
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Intermediate-Term   Income    $25,536        $21,542       $18,327
 Portfolio
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Michigan   Tax  Free  Bond     $1,499         $1,759       $1,741
 Portfolio
 ---------------------------------------------------------------------
 ---------------------------------------------------------------------

 Prime   Obligation   Money    $31,507        $36,726       $36,106
 Market Portfolio
 ---------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.  Foreign  instruments  purchased by a Fund are held by foreign banks  participating in a global custody network  coordinated by
State Street Bank.  State Street Bank and Trust Company also provides  financial administration and fund accounting services for the Portfolios.

CODES OF ETHICS

The Trust's  Board of  Trustees,  on behalf of the Trust,  has adopted a Code of
Ethics  pursuant to Rule 17j-1  under the  Investment  Company  Act of 1940.  In addition,  the Advisor and Distributor  have adopted Codes of Ethics pursuant to
Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees
("access  persons").  Rule 17j-1 and the Codes are designed to prevent  unlawful practices  in  connection  with the  purchase  or sale of  securities  by access persons.  Under each Code,  access  persons are  permitted to engage in personal securities  transactions,  but are required to report their personal  securities transactions for monitoring  purposes.  In addition,  certain access persons are required to obtain  approval  before  investing in initial  public  offerings or private  placements,  or are prohibited from making such investments.  Copies of these Codes are on file with the SEC, and are available to the public.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the following  sub-advisers authority to vote proxies on the  securities  held in the  corresponding  portfolios  sub-advised  by such
sub-advisers;   Nicholas-Applegate  Capital  Management  (Golden  Oak(R)  Growth
Portfolio);  Systematic Financial Management,  LP (Golden Oak(R) Value Portfolio
and Golden Oak(R) Small Cap Value Portfolio);  and BlackRock International,  Ltd
(Golden Oak(R) International Equity Portfolio). The Board has also approved each such  sub-adviser's  policies and procedures  for voting the proxies,  which are described below. No delegation or authorization  was made with respect to Golden
Oak(R)  Intermediate-Term  Income  Portfolio,  Golden  Oak(R)  Michigan Tax Free
Portfolio  or  Golden  Oak(R)  Prime  Obligation  Portfolio  because  each  such portfolio invests exclusively in non-voting securities.

Nicholas-Applegate Proxy Voting Policies

Nicholas-Applegate Capital Management takes seriously the
responsibility of voting proxies on behalf of our
clients.  Our policies and procedures are designed to meet
all applicable fiduciary standards and to protect the
rights and enhance the economic welfare of those to whom
we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations  personnel,  is  responsible  for  establishing  our policies and procedures.  The Committee  reviews these  policies and  procedures on a regular basis and makes such changes as it believes are  necessary.  Our  guidelines and voting actions are to a large extent aligned with the voting  recommendations of
Institutional  Shareholder  Services ("ISS"), a third-party proxy voting service to which we subscribe.

We review all  proxies  for which we have  voting  responsibility,  and vote all
proxies   according  to  our  written   guidelines,   taking  into  account  ISS
recommendations  and/or  investment  team input.  Our  guidelines  address  such general  areas as elections  of  directors  and  auditors,  corporate  defenses, corporate governance, mergers and acquisitions,  corporate restructuring,  state
of  incorporation,  proxy  contest  issues,  executive  compensation,   employee
considerations and social issue proposals.

The guidelines  reflect our normal voting position on certain  issues,  and will not apply in every  situation.  The guidelines  are intended to generally  cover both U.S. and international  proxy voting,  although due to country  differences and requirements,  international proxy voting may differ depending on individual facts and  circumstances.  Some issues require a case-by-case  analysis prior to voting and, in those situations, input from our investment team will normally be solicited.  Even when our guidelines  specify how we normally vote on particular issues,  we may  change  the vote if it is  reasonably  determined  to be in our clients best interest.  In addition,  on client request, we may vote proxies for that client in a particular manner overall, such as union or labor sensitive.

To ensure that voting  responsibilities  are met, the Committee has  established
operational   procedures  to  have  client  proxies  reconciled  against  client holdings.  The  procedures  are also  intended to ensure that  proxies are voted consistent with voting guidelines, that the best proxy analysis is used for each issue, and all votes are recorded and justified. Any variance from stated policy is carefully noted, including the reason for the variance.

We  maintain  proxy  voting  records  for all  accounts  and make these  records available to clients at their request by calling 1-800-551-8043.

Systematic Financial Management, LP Proxy Voting Procedures

Systematic  believes  that  proxy-voting  rights must be exercised in accordance with the  fiduciary  duties of loyalty and prudence.  Systematic's  Proxy Voting
Policies have been  carefully  drafted to meet these  requirements  by promoting long-term  shareholder  value and  emphasizing  the economic  best  interests of beneficial owners.

A number of recurring issues can be identified with respect to the governance of a company  and  actions  proposed  by that  company's  board.  This has  enabled
Systematic to adopt internal Proxy Voting  guidelines to vote on these issues in a consistent manner.

Auditor Standards
Systematic's  policy  is in  accord  with  the  requirements  set  forth  by the
Sarbanes-Oxley  Act of 2002.  The act states  that the Audit  Committee  must be responsible for the appointment,  compensation, and oversight of the work of the company's external Auditor.

Board of Directors
Responsibilities  of the Board of  Directors  may include the  election  of: (i)
Directors, (ii) Independent Directors, (iii) Independent Nominating, Audit &
Compensation Committees, (iv) Audit Committees, (v) Compensation Committees (vi)
Nominating/Corporate Governance Committee; (vii) Separate Offices of Chairman of
the Board &  CEO; and the oversight  of: (i)  Classified  Boards,  (ii) Term
Limits, (iii) Director Liability, and (iv) Indemnification.

Compensation
Issues may include (i) Stock Option Plans,  (ii) Executive  Compensation  Plans,
(iii) Disclosing or Restricting Executive Compensation,  (iv) Golden Parachutes,
and (v) Outside Director Compensation & Benefits.

Corporate Governance
Issues may include  (i)  Broader  Participation  on the Board,  (ii)  Increasing
Authorized   Common   Stock,    (iii)   Blank-Check    Preferred   Stock,   (iv)
Reincorporation,  (v) Shareholder  Rights Plans (Poison Pills),  (vi) Board Size
&  Compensation,  (v)  Supermajority  Voting  Requirements,  (vi) Dual Class
Voting,  (vii) Cumulative  Voting,  (viii)  Shareholders'  Right to Call Special
Meetings, (ix) Approving Other Business, (x) Equal Access to the Proxy, and (xi)
Fair-Price Provisions.

Systematic  has a Proxy Voting  Committee  that  monitors and reviews our voting policies  and  procedures  on a quarterly  basis.  Some  issues  reviewed by the committee include the vote of any conflict of interest; the documentation of any conflict of  interest,  corporate  actions and it also  ensures that proxies are voted in a timely manner.  Systematic  uses  consensus  decisions when voting an issue and does not allow portfolio managers to vote proxies independently.

Systematic  holds the  position  that all votes on all  proxy  issues  should be reviewed on a  company-by-company  basis and that no issue should be  considered routine.  It is our resolve  that each issue will be evaluated in the context of the company under examination and will be subject to an analysis of the economic impact an issue may have on  long-term  shareholder  value.  We will  assess the short-term and long-term impact of an issue, and will promote a position that is consistent  with the long-term  economic best interests of account  owners.  Our policies also take into  consideration  actions,  which  promote good  corporate governance through the proxy voting process. When  company-specific  factors are overlaid, every proxy voting decision becomes a case-by-case decision.

If you would  like to obtain a copy of  Systematic's  full text  version  of its
Proxy Voting Policy and  Procedures,  please contact Michele Egeberg or Kimberly
Olkowski at 201-928-1982.

BlackRock International, Ltd. Proxy Voting Procedures

BlackRock  recognizes that implicit in the initial  decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing  status of a  corporation  are reviewed  carefully and supported  only when it seems  clear  that the  proposed  changes  are likely to benefit the corporation  and its  shareholders.  Notwithstanding  this favorable predisposition,  BlackRock assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that
BlackRock's continued confidence remains warranted. If BlackRock determines that management  is acting on its own  behalf  instead  of for the well  being of the corporation, it will vote to support the shareholder.

BlackRock's  proxy voting  policy and its attendant  recommendations  attempt to generalize a complex  subject.  Specific fact  situations,  including  differing voting  practices in  jurisdictions  outside the United  States,  might  warrant departure  from these  guidelines.  With  respect to voting  proxies of non-U.S.
companies, a number of logistical problems may arise that may have a detrimental effect on BlackRock's  ability to vote such proxies in the best interests of the
Fund.  Accordingly,  BlackRock  may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company's proposal.

Additionally,  situations may arise that involve an actual or perceived conflict of interest.  For example,  BlackRock  may manage  assets of a pension plan of a company whose management is soliciting proxies, or a BlackRock employee may have a close  relative  who serves as a director or  executive  of a company  that is soliciting proxies.  BlackRock's policy in all cases is to vote proxies based on its clients' best interests and not the product of the conflict.

BlackRock has engaged Institutional Shareholder Services ("ISS") to assist it in the voting of proxies.  ISS analyzes all proxy solicitations  BlackRock receives for its clients and advises  BlackRock how, based upon  BlackRock's  guidelines, the relevant votes should be cast.

Below is a summary  of some of the  procedures  described  in the  Proxy  Voting
Policy.

Routine  Matters.  BlackRock will  generally  support  routine proxy  proposals, amendments,  or  resolutions  if they do not  measurably  change the  structure, management  control,  or  operation of the issuer and they are  consistent  with industry  standards as well as the corporate laws of the state of  incorporation of the issuer.

Social Issues. If BlackRock has determined that management is generally socially responsible,  it will generally vote against social issue  proposals,  which are generally proposed by shareholders who believe that the corporation's internally adopted policies are ill-advised or misguided.

Financial/Corporate  Issues. BlackRock will generally vote in favor of proposals that seek to change a  corporation's  legal,  business  or  financial  structure provided the position of current shareholders is preserved or enhanced.

Shareholder  Rights.  Proposals  in this  category  are made  regularly  both by management and  shareholders.  They can be generalized as involving  issues that transfer or realign board or shareholder voting power.  BlackRock will generally oppose any  proposal  aimed  solely at thwarting  potential  takeover  offers by requiring,  for example,  super-majority  approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

In the case of the Trust,  the Board of Trustees has  delegated the authority to vote proxies for the portfolio  securities held by the Index Master Portfolio to
DFA in accordance  with the Proxy Voting  Policies and  Procedures  (the "Voting
Policies") and Proxy Voting Guidelines ("Voting Guidelines") adopted by DFA.

The Investment  Committee at DFA is generally  responsible for overseeing  DFA's proxy voting process.  The Investment Committee may designate one or more of its members to oversee  specific,  on going  compliance  with  respect to the Voting
Policies and may designate  other  personnel of DFA to vote proxies on behalf of the Index Master Portfolio, including all authorized traders of DFA.

DFA votes proxies in a manner  consistent  with the best  interests of the Index
Master  Portfolio.  Generally,  DFA analyzes  proxy  statements on behalf of the
Index Master  Portfolio in  accordance  with the Voting  Policies and the Voting
Guidelines.  Most proxies that DFA receives will be voted in accordance with the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for DFA to make an  actual  determination  of how to vote a  particular  proxy,  thereby largely  eliminating  conflicts  of  interest  for DFA during  the proxy  voting process. However, the Proxy Policies do address the procedures to be followed if a  conflict  of  interest  arises  between  the  interests  of the Index  Master
Portfolio and the interests of DFA or its affiliates. If an Investment Committee member has actual  knowledge  of a conflict of interest  and  recommends  a vote contrary to the Voting Guidelines, DFA, prior to voting, will fully disclose the conflict  to a  disinterested  Trustee  of the  Trust  and  vote  the  proxy  in accordance with the direction of such disinterested Trustee.

The Voting  Guidelines  summarize  DFA's  positions on various issues and give a general  indication  as to how DFA will vote  proxies  on each  issue.  DFA will usually vote proxies in  accordance  with the Voting  Guidelines.  However,  DFA reserves the right to vote certain issues  counter to the Voting  Guidelines if, after a review of the matter (which analysis will be documented in writing), DFA believes that the Index Master  Portfolio's  best  interests  would be served by such vote.  To the extent that the Voting  Guidelines do not address a potential voting issue DFA will vote on such issue in a manner that is consistent with the spirit  of the  Voting  Guidelines  and that DFA  believes  would be in the best interest in the Index Master  Portfolio.  Pursuant to the Voting  Guidelines DFA
generally  votes for matters such as: (i) routine  business  decisions  (such as stock splits,  name changes and setting the number of  directors);  (ii) reverse
anti-takeover   amendments;   (iii)  auditors;  (iv)  directors;  (v)  proposals
establishing  or  increasing   indemnification  of  directors;   (vi)  proposals
eliminating or reducing director's  liability;  (vii) equal access to the proxy;
(viii) the right to act by written consent of  shareholders  and to hold special meetings  of  shareholders;  and (ix) the  separation  of audit  and  consulting responsibilities.  As provided in the Voting  Guidelines,  DFA  generally  votes against matters such as: (i) anti-takeover  measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of a super  majority  provisions);  (ii) the  issuance of a new class of stock with unequal voting rights;  and (iii) blank check  preferred  stock  proposals.  The
Voting Guidelines also provide that DFA will generally consider on an individual
basis  such  proposals  as:  (i)  increasing   authorized   common  stock;  (ii)
establishing  or increasing a stock option plan or other  employee  compensation plan; (iii) approving a reorganization or merger;  and (iv) approving a proposal by a dissident shareholder in a proxy battle.

Under certain circumstances, DFA may not be able to vote proxies or DFA may find that the expected  economic costs from voting  outweigh the benefits  associates with  voting.  For  example,  generally  DFA may not vote  proxies  on  non-U.S.
securities due to local restrictions, customs or anticipated expenses.


INDEPENDENT AUDITORS

The  independent  auditors for the Trust,  Ernst &  Young LLP,  conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide
reasonable   assurance  about  whether  the  Trust's  financial  statements  and financial highlights are free of material misstatement.

WHO MANAGES AND PROVIDES SERVICES TO THE PORTFOLIOS?

BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Trust. Where required,  the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue, Pittsburgh, PA 15222. The Golden Oak(R) Family of Funds complex consists of seven investment  company  portfolios.  Unless  otherwise  noted,  each Board member  oversees all  Portfolios in the Golden Oak  Family(R) of Funds  complex;
serves for  indefinite  term; and also serves as a Board member of the following
investment  company  complexes:   Banknorth  Funds-four  portfolios;   Federated
Investors Fund Complex-138 portfolios; and WesMark Funds-five portfolios.


As of March 1, 2004,  the Trust's  Board and Officers as a group owned less than
1% of the Trust's outstanding Institutional Shares and Class A Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                   Aggregate
     Birth Date                                                                Compensation
      Address                                                                  From Trust
Positions Held with
       Trust            Principal Occupation(s) for Past Five Years, Other
 Date Service Began          Directorships Held and Previous Positions
John F. Donahue*      Principal Occupations: Chairman and Director or              $0
Birth Date: July      Trustee of the Federated Fund Complex; Chairman and
28, 1924              Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE  -------------------------------------------------------
Began serving: May
2002                  Previous Positions: Trustee, Federated Investment
                      Management Company and Chairman and Director,
                      Federated Investment Counseling.

J. Christopher        Principal Occupations: Principal Executive Officer and       $0
Donahue*              President of the Federated Fund Complex; Director or
Birth Date: April     Trustee of some of the Funds in the Federated Fund
11, 1949              Complex; President, Chief Executive Officer and
EXECUTIVE VICE        Director, Federated Investors, Inc.; Chairman and
PRESIDENT AND         Trustee, Federated Investment Management Company;
TRUSTEE               Trustee, Federated Investment Counseling; Chairman and
Began serving: May    Director, Federated Global Investment Management
2002                  Corp.; Chairman, Federated Equity Management Company
                      of Pennsylvania, Passport Research, Ltd. and Passport
                      Research II, Ltd.; Trustee, Federated Shareholder
                      Services Company; Director, Federated Services Company.

                      Previous Positions: President, Federated Investment
                      Counseling; President and Chief Executive Officer,
                      Federated Investment Management Company, Federated
                      Global Investment Management Corp. and Passport
                      Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director or Trustee of the            $0
M.D.*                 Federated Fund Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh; Medical Director, University
11, 1932              of Pittsburgh Medical Center Downtown; Hematologist,
3471 Fifth Avenue     Oncologist and Internist, University of Pittsburgh
Suite 1111            Medical Center.
Pittsburgh, PA
TRUSTEE               Other Directorships Held: Member, National Board of
Began serving: May    Trustees, Leukemia Society of America.
2002
                      Previous Positions: Trustee, University of Pittsburgh;
                      Director, University of Pittsburgh Medical Center.

* Family  relationships  and reasons  for  "interested"  status:  John F.
Donahue is the father of  J. Christopher  Donahue;  both are "interested"
due to the positions  they hold with  Federated  Investors,  Inc. and its subsidiaries.  Lawrence  D.  Ellis,  M.D.  is  "interested"  because  his son-in-law  is  employed  by  Federated  Securities  Corp.,  which  is  a subsidiary of Federated Investors, Inc.
-------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                   Aggregate
     Birth Date                                                                Compensation
      Address                                                                  From Trust
Positions Held with
       Trust            Principal Occupation(s) for Past Five Years, Other
 Date Service Began          Directorships Held and Previous Positions
Thomas G. Bigley      Principal Occupation: Director or Trustee of the             $0
Birth Date:           Federated Fund Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held: Director, Member of
Pittsburgh, PA        Executive Committee, Children's Hospital of
TRUSTEE               Pittsburgh; Director, University of Pittsburgh.
Began serving: May
2002                  Previous Position: Senior Partner, Ernst & Young
                      LLP.

John T. Conroy, Jr.   Principal Occupations: Director or Trustee of the            $0
Birth Date: June      Federated Fund Complex; Chairman of the Board,
23, 1937              Investment Properties Corporation; Partner or Trustee
Grubb &           in private real estate ventures in Southwest Florida.
Ellis/Investment
Properties            Previous Positions: President, Investment Properties
Corporation           Corporation; Senior Vice President, John R. Wood and
3838 Tamiami Trail    Associates, Inc., Realtors; President, Naples Property
N.                    Management, Inc. and Northgate Village Development
Naples, FL            Corporation.
TRUSTEE
Began serving: May
2002

Nicholas P.           Principal Occupation: Director or Trustee of the             $0
Constantakis          Federated Fund Complex.
Birth Date:
September 3, 1939     Other Directorships Held: Director and Member of the
175 Woodshire Drive   Audit Committee, Michael Baker Corporation
Pittsburgh, PA        (engineering and energy services worldwide).
TRUSTEE
Began serving: May    Previous Position: Partner, Anderson Worldwide SC.
2002

John F. Cunningham    Principal Occupation: Director or Trustee of the             $0
Birth Date: March     Federated Fund Complex.
5, 1943
353 El Brillo Way     Other Directorships Held: Chairman, President and
Palm Beach, FL        Chief Executive Officer, Cunningham & Co., Inc.
TRUSTEE               (strategic business consulting); Trustee Associate,
Began serving: May    Boston College.
2002
                      Previous Positions: Director, Redgate Communications
                      and EMC Corporation (computer storage systems);
                      Chairman of the Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and Chief Operating
                      Officer, Wang Laboratories; Director, First National
                      Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden       Principal Occupation: Director or Trustee of the             $0
Birth Date: March     Federated Fund Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board of Overseers, Babson
100 Royal Palm Way    College.
Palm Beach, FL
TRUSTEE               Previous Positions: Representative, Commonwealth of
Began serving: May    Massachusetts General Court; President, State Street
2002                  Bank and Trust Company and State Street Corporation
                      (retired); Director, VISA USA and VISA International;
                      Chairman and Director, Massachusetts Bankers
                      Association; Director, Depository Trust Corporation;
                      Director, The Boston Stock Exchange.

Charles F.            Principal Occupations: Director or Trustee of the            $0
Mansfield, Jr.        Federated Fund Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC Group, Inc. (marketing,
10, 1945              communications and technology) (prior to 9/1/00).
80 South Road
Westhampton Beach,    Previous Positions: Chief Executive Officer, PBTC
NY                    International Bank; Partner, Arthur Young &
TRUSTEE               Company (now Ernst & Young LLP); Chief Financial
Began serving: May    Officer of Retail Banking Sector, Chase Manhattan
2002                  Bank; Senior Vice President, HSBC Bank USA (formerly,
                      Marine Midland Bank); Vice President, Citibank;
                      Assistant Professor of Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra University.

John E. Murray,       Principal Occupations: Director or Trustee of the            $0
Jr., J.D., S.J.D.     Federated Fund Complex; Chancellor and Law Professor,
Birth Date:           Duquesne University; Partner, Murray, Hogue &
December 20, 1932     Lannis.
Chancellor,
Duquesne University   Other Directorships Held: Director, Michael Baker
Pittsburgh, PA        Corp. (engineering, construction, operations and
TRUSTEE               technical services).
Began serving: May
2002                  Previous Positions: President, Duquesne University;
                      Dean and Professor of Law, University of Pittsburgh
                      School of Law; Dean and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director or Trustee of the           $0
Birth Date: June      Federated Fund Complex; Public Relations/Marketing
21, 1935              Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National Spokesperson, Aluminum
TRUSTEE               Company of America; television producer; President,
Began serving: May    Marj Palmer Assoc.; Owner, Scandia Bord.
2002

John S. Walsh         Principal Occupations:  Director or Trustee of the           $0
Birth Date:           Federated Fund Complex; President and Director, Heat
November 28, 1957     Wagon, Inc. (manufacturer of construction temporary
2604 William Drive    heaters); President and Director, Manufacturers
Valparaiso, IN        Products, Inc. (distributor of portable construction
TRUSTEE               heaters); President, Portable Heater Parts, a division
Began serving: May    of Manufacturers Products, Inc.
2002
                      Previous Position: Vice President, Walsh & Kelly,
                      Inc.

-------------------------------------------------------------------------

OFFICERS**

        Name
     Birth Date
       Address
 Positions Held with
        Trust
---------------------
 Date Service Began               Principal Occupation(s) and Previous Positions
Charles L. Davis, Jr.  Principal Occupations: Vice President, Managing Director of Mutual
Birth Date: March      Fund Services, Federated
23, 1960               Services Company; and President, Edgewood Services, Inc.
PRESIDENT
---------------------  Previous Positions: President, Federated Clearing Services; and
November 11, 2003      Director, Business Development, Mutual Fund Services, Federated
                       Services Company.

John W. McGonigle      Principal Occupations: Executive Vice President and Secretary of the
Birth Date: October    Federated Fund Complex; Executive Vice President, Secretary and
26, 1938               Director, Federated Investors, Inc.
SECRETARY
---------------------  Previous Positions: Trustee, Federated Investment Management Company
May 17, 2002           and Federated Investment Counseling; Director, Federated Global
                       Investment Management Corp., Federated Services Company and
                       Federated Securities Corp.

George M. Polatas      Principal Occupation: Assistant Vice President, Federated Services
Birth Date: March 3,   Company; Treasurer and Assistant Treasurer of various Funds
1962                   distributed by Edgewood Services, Inc.
VICE PRESIDENT
---------------------
February 12, 2004

Judith J. Mackin       Principal Occupation: Vice President, Federated Services Company;
Birth Date: May 30,    Treasurer and Assistant Treasurer of various Fund distributed by
1960                   Edgewood Services, Inc.
VICE PRESIDENT
---------------------
May 17, 2002

Richard J. Thomas      Principal Occupations: Principal Financial Officer and Treasurer of
Birth Date: June 17,   the Federated Fund Complex; Senior Vice President, Federated
1954                   Administrative Services.
TREASURER
---------------------  Previous Positions: Vice President, Federated Administrative
May 17, 2002           Services; held various management positions within Funds Financial
                       Services Division of Federated Investors, Inc.

**    Officers  do not  receive  any  compensation  from the
Trust.


Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant Secretary of Federated  Investors,  Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne  University,  Pittsburgh,  Pennsylvania,  since May 12,
2000. Mr. John E. Murray, Jr., an Independent Trustee of the Portfolios,  served as President of Duquesne  from 1988 until his  retirement  from that position in
2001,  and became  Chancellor of Duquesne on August 15, 2001. It should be noted
that Mr. Donahue abstains on any matter that comes before  Duquesne's Board that affects Mr. Murray personally.


COMMITTEES OF THE BOARD

                                                                                  Meetings
                                                                                    Held
Board         Committee                                                          During Last
Committee      Members                       Committee Functions                 Fiscal Year
Executive John F. Donahue    In between meetings of the full Board, the              One
          John E. Murray,    Executive Committee generally may exercise all the
          Jr., J.D., S.J.D.  powers of the full Board in the management and direction of the business and conduct of the
                             affairs of the Trust in such manner as the
                             Executive Committee shall deem to be in the best
                             interests of the Trust.  However, the Executive
                             Committee cannot elect or remove Board members,
                             increase or decrease the number of Trustees, elect
                             or remove any Officer, declare dividends, issue
                             shares or recommend to shareholders any action
                             requiring shareholder approval.

Audit     Thomas G. Bigley   The Audit  Committee  reviews and recommends to the    Four
          John T. Conroy,    full Board the independent  auditors to be selected
          Jr.                to audit the  Funds'  financial  statements;  meets
          Nicholas P.        with  the  independent  auditors   periodically  to
          Constantakis       review the  results of the audits and  reports  the
          Charles F.         results   to  the   full   Board;   evaluates   the
          Mansfield, Jr.     independence  of the  auditors,  reviews  legal and
                             regulatory  matters that may have a material effect
                             on the  financial  statements,  related  compliance
                             policies  and  programs,  and the  related  reports
                             received  from   regulators;   reviews  the  Funds'
                             internal audit  function;  reviews  compliance with
                             the   Funds'   code  of   conduct/ethics;   reviews
                             valuation  issues;   monitors   inter-fund  lending
                             transactions;  reviews custody  services and issues
                             and   investigates   any  matters  brought  to  the
                             Committee's  attention that are within the scope of
                             its duties.

Board ownership of shares in the GOLDEN OAK(R)family of FUNDS

Board  ownership  of  shares in the funds  and in the  Golden  Oak(R)  family of
Investment companies AS OF DECEMBER 31, 2003

                                               Dollar Range of
Interested                                     Shares Owned
Board Member Name                              in Funds
John F. Donahue                                 $0.00
J. Christopher Donahue                          $0.00
Lawrence D. Ellis, M.D.                         $0.00

Independent
Board Member Name
Thomas G. Bigley                                $0.00
John T. Conroy, Jr.                             $0.00
Nicholas P. Constantakis                        $0.00
John F. Cunningham                              $0.00
Peter E. Madden                                 $0.00
Charles F. Mansfield, Jr.                       $0.00
John E. Murray, Jr., J.D., S.J.D.               $0.00
Marjorie P. Smuts                               $0.00
John S. Walsh                                   $0.00


Board  Considerations in Approving the Advisory  Agreement.  As discussed in the section of this SAI  entitled  "The  Adviser,"  after the first two  years,  the
Board's  continuance of the Advisory Agreement must be specifically  approved at least annually (i) by the vote of the Trustees or by a vote of the  shareholders of the  Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested  persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

As  required  by the 1940  Act,  the  Trust's  Board  has  reviewed  the  Fund's investment advisory contract and subadvisory contracts.  The Board's decision to approve  these  contracts  reflects  the  exercise of its  business  judgment on whether  to  continue  the  existing  arrangements.  During  its review of these contracts,  the Board  considers many factors,  among the most material of which are: the Trust's investment objectives and long term performance;  the Adviser's
and  subadviser's   management  philosophy,   personnel,   and  processes;   the
preferences   and   expectations  of  Fund   shareholders   and  their  relative
sophistication; the continuing state of competition in the mutual fund industry;
comparable  fees in the mutual fund industry;  the range and quality of services provided to the Trust and its  shareholders  by the  Federated  organization  in addition to investment  advisory services;  and the Trust's  relationship to the
Funds.

In assessing the Adviser's and subadviser's performance of its obligations,  the
Board also  considers  whether there has occurred a  circumstance  or event that would  constitute  a reason for it to not renew an  advisory  contract.  In this regard,  the  Board is  mindful  of the  potential  disruptions  of the  Trust's operations and various risks,  uncertainties  and other effects that could occur as a result of a decision to  terminate  or not renew an advisory  contract.  In particular,  the Board  recognizes that most  shareholders  have invested in the
Trust on the strength of the Adviser's  industry  standing and reputation and in the  expectation  that the  Adviser  will have a  continuing  role in  providing advisory services to the Trust.

The Board also considers the compensation  and benefits  received by the Adviser and subadviser.  This includes fees received for services  provided to the Trust by other  entities  in the Golden  Oak(R)  organization  and  research  services received by the Adviser  from  brokers  that  execute  fund  trades,  as well as advisory  fees.  In this  regard,  the Board is aware that  various  courts have interpreted  provisions  of the 1940 Act and have  indicated in their  decisions that the  following  factors may be relevant to an Adviser's  compensation:  the nature and  quality of the  services  provided  by the  Adviser,  including  the performance  of the Trust;  the Adviser's  cost of providing  the services;  the extent to which the Adviser may realize  "economies of scale" as the Trust grows larger;  any indirect benefits that may accrue to the Adviser and its affiliates as a result  of the  Adviser's  relationship  with the  Trust;  performance  and expenses of  comparable  funds;  and the extent to which the  independent  Board members are fully informed about all facts bearing on the Adviser's  service and fee. The Trust's  Board is aware of these factors and takes them into account in its review of the Trust's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in governing  the Trust and working  with  Federated on
matters   relating  to  the  Golden  Oak(R)  Funds,   and  is  assisted  in  its
deliberations by the advice of independent  legal counsel.  In this regard,  the
Board requests and receives a significant  amount of information about the Trust and  the  Golden  Oak(R)  organization.  Golden  Oak(R)  provides  much  of this information  at each  regular  meeting of the Board,  and  furnishes  additional reports in connection  with the  particular  meeting at which the Board's formal review  of  the  advisory  contracts  occurs.  In  between  regularly  scheduled meetings,  the Board may receive  information on particular  matters as the need arises.  Thus,  the Board's  evaluation  of an advisory  contract is informed by
reports  covering  such  matters  as:  the  Adviser's   investment   philosophy,
personnel,  and  processes;  the Trust's  short- and long-term  performance  (in absolute terms as well as in relationship to its particular  investment  program and certain  competitor or "peer group" funds),  and comments on the reasons for performance;  the Trust's  expenses  (including  the advisory fee itself and the overall expense  structure of the Trust,  both in absolute terms and relative to similar and/or  competing  funds,  with due regard for  contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions derived from  trading the  Trust's  portfolio  securities;  the nature and extent of the advisory  and  other  services  provided  to the  Trust by the  Adviser  and its affiliates;  compliance and audit reports concerning the Golden Oak(R) Funds and the Golden Oak(R) companies that service them; and relevant  developments in the mutual fund  industry and how the Golden  Oak(R) funds and/or  Golden Oak(R) are responding to them.

The Board also receives  financial  information  about Golden Oak(R),  including reports  on the  compensation  and  benefits  Golden  Oak(R)  derives  from  its relationships  with the Golden  Oak(R)  funds.  These reports cover not only the fees under the advisory  contracts,  but also fees  received by Golden  Oak's(R)
subsidiaries  for  providing  other  services to the Golden  Oak(R)  funds under separate contracts (e.g., for serving as the Golden Oak(R) funds'  administrator and transfer agent). The reports also discuss any indirect benefit Golden Oak(R)
may derive from its receipt of research services from brokers who execute Golden
Oak(R) fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every Golden Oak(R) fund,  nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering  the  relationship  of each Golden  Oak(R) fund,  the Board does not approach  consideration  of every Golden Oak(R) fund's  advisory  contract as if that were the only Golden Oak(R) fund offered by Golden Oak(R).

COMPUTATION OF YIELD

From time to time, each Portfolio may advertise yield and/or total return. These figures  will be based on  historical  earnings and are not intended to indicate future performance.

The "yield" of the Portfolios refers to the income generated by an investment in a Portfolio  over a seven-day or 30-day  period  (which period will be stated in the  advertisement).  This income is then  "annualized."  That is, the amount of income  generated by the  investment  during that  seven-day or 30-day period is assumed to be generated each seven-day or 30-day period over a year and is shown as a percentage of the investment. The "effective yield" is calculated similarly but,  when  annualized,  the income  earned by an  investment  in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the
"yield" because of the compounding effect of this assumed reinvestment.

The  current  yield of the  Prime  Obligation  Money  Market  Portfolio  will be calculated  daily  based upon the seven days  ending on the date of  calculation
("base period").  The yield is computed by determining the net change (exclusive of capital  changes)  in the value of a  hypothetical  pre-existing  shareholder account  having  a  balance  of one  share  at  the  beginning  of  the  period,
subtracting  a  hypothetical  charge  reflecting   deductions  from  shareholder
accounts,  and  dividing  such net  change  by the value of the  account  at the beginning  of the same period to obtain the base period  return and  multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.  The effective  compound yield of the Portfolio is determined by computing the net change,  exclusive of capital changes, in the value of a  hypothetical  pre-existing  account having a balance of one share at the  beginning  of the period,  subtracting  a  hypothetical  charge  reflecting deductions from shareholder  accounts,  and dividing the difference by the value of the  account at the  beginning  of the base  period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power  equal to 365  divided  by 7,  and  subtracting  1 from  the  result, according to the following  formula:  Effective Yield = (Base Period Return + 1)
365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The  yield  of the  Portfolio  fluctuates,  and the  annualization  of a  week's dividend is not a  representation  by the Trust as to what an  investment in the
Portfolio will actually  yield in the future.  Actual yields will depend on such variables as asset quality,  average asset maturity, the type of instruments the
Portfolio  invests in,  changes in interest  rates on money market  instruments, changes in the expenses of the Portfolio and other factors.

The  yield of a  non-Money  Market  Portfolio  refers to the  annualized  income generated by an investment in the Portfolio over a specified 30-day period.  The yield is  calculated  by assuming  that the income  generated by the  investment during  that  period  generated  each  period  over  one  year and is shown as a percentage of the investment. In particular,  yield will be calculated according to the following formula:  Yield = 2([(a-b)/(cd) + 1]6 - 1), where a = dividends and interest earned during the period;  b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were  entitled to receive  dividends;  and d = the maximum  offering price per share on the last day of the period.

The  Michigan  Tax Free Bond  Portfolio  may also  advertise  a  "tax-equivalent yield," which is a calculated by determining  the rate of return that would have to be achieved on a fully taxable instrument to produce the after-tax equivalent of the Portfolio's yield,  assuming certain tax brackets for a shareholder.  The tax-equivalent  yield of the  Portfolio  will be  calculated  by adding  (a) the portion  of the  Portfolio's  yield  that is  non-tax-exempt  and (b) the result obtained by dividing the portion of the Portfolio's  yield that is tax-exempt by the difference of one minus a stated income tax rate.

The Portfolios may, from time to time, compare their performance to other mutual funds  tracked by mutual fund rating  services,  to broad  groups of  comparable mutual funds or to unmanaged  indices  which may assume  investment of dividends but generally do not reflect deductions for administrative and management costs.

CALCULATION OF TOTAL RETURN

Total Return Quotation (Before Taxes). The total return of a Portfolio refers to the average annual  compounded  rate of return of a hypothetical  investment for designated  time  periods  (including  but not limited to, the period from which that Portfolio commenced  operations through the specified date),  assuming that the entire  investment  is redeemed at the end of each  period.  In  particular, total return will be calculated according to the following formula: P (1 + T)n =
ERV, where P = a hypothetical  initial investment of $10,000; T = average annual total return; n = number of years; and ERV = ending  redeemable value, as of the end of the designated time period, of a hypothetical  $10,000 investment made at the beginning of the designated time period.

Total  Return  Quotation  (After-Taxes  on  Distributions).   The  total  return
(after-taxes  on  distributions)  of a Portfolio  refers to the  average  annual compounded  rate of return,  taking  into  account  the tax impact of  Portfolio dividends and distributions made to shareholders,  of a hypothetical  investment for designated time periods (including but not limited to, the period from which that Portfolio  commenced  operations  through the specified date),  assuming no liquidation of the investment at the end of each period. In particular,  average annual total return  (after-taxes on distributions) is determined by finding the average  annual  compounded  rate of return over the one-,  five-,  and ten-year periods (or for periods of the  Portfolio's  operations)  that would  equate the initial  amount  invested to the  after-tax  value,  according to the  following formulas:  P (1+T)n  = ATVD,  where P = a  hypothetical  initial  investment  of
$10,000;  T = average annual total return  (after-taxes on  distributions);  n =
number of years;  and ATVD = value at the end of the one-,  five-,  or  ten-year periods of a hypothetical  $10,000  investment made at the beginning of the time period, after taxes on Portfolio  distributions,  and assuming no liquidation of the investment at the end of the measurement  periods.  The calculation  assumes that all  distributions by the Portfolios are reinvested,  less the taxes due on such  distributions,  at the price on the  reinvestment  dates during the period
(adjustments may be made for subsequent  recharacterizations  of distributions).
The  calculation  further  assumes  that no taxes are due on the portions of any distributions  classified as exempt  interest or  non-taxable  (i.e.,  return of capital).  Taxes  due on  distributions  by the  Portfolios  are  calculated  by applying  the  highest  federal  marginal  tax  rates to each  component  of the distributions  on the  reinvestment  date  (e.g.,  ordinary  income,  short-term capital gain, long-term capital gain, etc.).  Applicable tax rates may vary over the  measurement  period.  Potential  tax  liabilities  other than  federal  tax liabilities (e.g. state and local taxes) are not factored into the calculation.

Total Return Quotation (After-Taxes on Distributions and Redemption).  The total return  (after-taxes on  distributions  and redemption) of a Portfolio refers to the average annual compounded rate of return, taking into account the tax impact of Portfolio dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that  Portfolio  commenced  operations  through the specified  date), assuming that the entire  investment  is redeemed at the end of each period.  In particular,  average  annual  total return  (after-taxes  on  distributions)  is determined  by finding the  average  annual  compounded  rate of return over the one-, five-, and ten-year periods (or for periods of the Portfolio's operations)
that would equate the initial amount invested to the after-tax value,  according to the following  formulas:  P (1+T)n = ATVDR, where P = a hypothetical  initial investment  of  $10,000;  T  =  average  annual  total  return  (after-taxes  on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-,  five-, or ten-year  periods of a hypothetical  $10,000  investment
made  at  the   beginning  of  the  time   period,   after  taxes  on  Portfolio
distributions,  assuming  that the entire  investment  is redeemed at the end of each measurement  period. The calculation  assumes that all distributions by the
Portfolios  are  reinvested,  less the taxes due on such  distributions,  at the price on the reinvestment  dates during the period  (adjustments may be made for
subsequent  recharacterizations  of  distributions).   The  calculation  further
assumes that no taxes are due on the portions of any distributions classified as exempt  interest  or  non-taxable  (i.e.,  return  of  capital).  Taxes  due  on distributions  by the Portfolios are calculated by applying the highest  federal marginal tax rates to each component of the  distributions  on the  reinvestment date (e.g.,  ordinary income,  short-term capital gain,  long-term capital gain, etc.).  Taxes due on redemptions by  shareholders  are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement  period.  Potential tax liabilities  other than federal tax liabilities (e.g. state and local taxes) are not factored into the calculation.


The  calculation  of total return  assumes  reinvestment  of all  dividends  and capital gain  distribution on the reinvestment  dates during the period and that the entire  investment is redeemed at the end of the period.  The average annual total  return for Shares is the  average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares  owned at the end of the period by the NAV per Share at the end of the period.  The number of Shares owned at the end of the period is based on the number of Shares  purchased at the  beginning of the period with $10,000, less any  applicable  sales charge,  adjusted over the period by any  additional
Shares,  assuming the annual  reinvestment  of all dividends and  distributions.
Total  returns  after  taxes are  calculated  in a similar  manner,  but reflect additional  standard  assumptions  required by the SEC. The performance  results listed  below refer to results for the fiscal year,  the five year  period,  the ten-year period, or the period from each Former Portfolio's inception,  if less, ended January 31, 2004.

---------------------------------------------------------------------------------------
                                    Average Annual Total Returns
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fund Name (Inception Date)             One-Year        Five-Years    Since Inception
                                                                       or Ten-Years
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Growth Portfolio
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional  (2/1/93)              33.18%          (5.05)%            7.48%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions*        33.18%          (6.93)%            4.67%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions         21.56%          (4.58)%            5.35%
   and redemption*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A (6/18/93)                    25.23%          (6.44)%            6.52%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Value Portfolio+
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional (6/23/97)              36.52%           2.83%             9.80%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions*        36.10%           1.68%             7.99%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions         23.71%           1.84%             7.66%
and redemption*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A  (6/23/97)                   28.20%           1.34%             8.82%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Small Cap Value Portfolio
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional (9/1/99)               47.86%             NA             16.13%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions*        47.34%             NA             13.22%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions         31.70%             NA             12.60%
   and redemption*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A  (9/1/99)                    39.14%             NA             14.29%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
International Equity Portfolio
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional (7/10/00)              41.10%             NA             (6.14)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions*        41.21%             NA             (6.18)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions         27.02%             NA             (5.14)%
and redemption*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A  (7/10/00)                   32.69%             NA             (7.91)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Intermediate-Term Income Portfolio
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional (2/1/93)                5.77%           5.94%             5.93%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions*         3.99%           3.72%             3.68%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions          3.73%           3.66%             3.63%
   and redemption*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A  (6/18/93)                    0.74%           4.72%             5.18%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Michigan Tax Free Bond Portfolio +
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional (6/23/97)               3.57%           4.44%             4.56%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions*         3.56%           4.40%             4.54%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   after-taxes on distributions          3.80%           4.41%             4.57%
and redemption*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A (6/23/97)                    (1.36)%          3.24%             3.84%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Prime Obligation Money Market
Portfolio
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Institutional  (2/1/93)               0.84%           3.38%             4.27%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   Class A  (1/20/94)                    0.59%           3.12%             4.01%
---------------------------------------------------------------------------------------

------------------------------------------------------------

*    After-tax returns for other classes will vary.

+    The  performance  information  shown  prior to the  inception  date  listed represents performance of a similarly managed common trust fund. The common
     trust  fund's   performance  has  bee  adjusted  to  reflect  the  expenses applicable to each class of shares.

PURCHASE AND REDEMPTION OF SHARES

Purchases and  redemptions may be made through the Distributor on a day on which the  New  York  Stock  Exchange  and,  for the  Prime  Obligation  Money  Market
Portfolio,  the Federal  Reserve is open for business.  Shares of the Portfolios are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day, Presidents' Day,
Martin Luther King Jr. Day, Good Friday,  Memorial Day,  Independence Day, Labor
Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay for the redemptions in cash. The Trust retains the right,  however,  to alter this policy to provide for redemptions in whole or in part by a distribution  in-kind of securities held by the Portfolios in lieu of cash.  Shareholders  may incur  brokerage  charges on the sale of any such  securities so received in payment of redemptions.  However,  a shareholder will at all times be entitled to aggregate cash  redemptions from all Portfolios of the Trust  during any 90-day  period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust  reserves  the right to  suspend  the  right of  redemption  and/or to postpone the date of payment upon  redemption for any period on which trading on the New York  Stock  Exchange  is  restricted,  or during  the  existence  of an emergency  (as  determined  by the SEC by rule or  regulation)  as a  result  of disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such  other  periods  as the SEC has by order  permitted.  The Trust also reserves  the right to  suspend  sales of shares of a  Portfolio  for any period
during  which  the  New  York  Stock  Exchange,   the  Adviser,  the  applicable
Sub-Adviser, the Administrator and/or the Custodian are not open for business.

LETTER OF INTENT

Reduced sales charges are also  applicable to the aggregate  amount of purchases made by any  such  purchaser  previously  enumerated  within a  13-month  period pursuant to a written Letter of Intent  provided to the Trust's  transfer agent, that does not legally  bind the signer to purchase  any set number of shares and provides  for the  holding in escrow by the  Transfer  Agent of 5% of the amount purchased until such purchase is completed  within the 13-month period. A Letter of Intent may be dated to include  shares  purchased  up to 90 days prior to the date the Letter of Intent is signed.  The 13-month  period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer
Agent  will  redeem an  appropriate  number of the  escrowed  shares in order to recover the difference  between the sales charge on the shares  purchased at the reduced  rate and the sales  charge  otherwise  applicable  to the total  shares purchased.


DETERMINATION OF NET ASSET VALUE

     Market values of the Funds' portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income securities owned by Golden Oak(R)Prime  Obligations  Portfolio,  and fixed income securities of other Portfolios,  with remaining  maturities of less than 60 days at the time of purchase, may be valued at amortized cost;
     and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

     Prices provided by independent  pricing services may be determined  without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities,  yield, quality,  stability,  risk, coupon rate, maturity,  type of issue, trading  characteristics,  and other market data or factors.  From time to time, when prices cannot be obtained from an independent pricing service,  securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


TAX INFORMATION

Federal Income Tax

Each  Portfolio  intends to meet  requirements  of  Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

Each Portfolio will be treated as a single,  separate  entity for federal income tax purposes so that income earned and capital gains and losses  realized by the
Trust's other Portfolios will be separate from those realized by that Portfolio.

Foreign Investments

If  the  International  Equity  Portfolio  purchases  foreign  securities,   its
investment  income may be subject to  foreign  withholding  or other  taxes that could reduce the return on these  securities.  Tax  treaties  between the United
States and foreign  countries,  however,  may reduce or eliminate  the amount of foreign taxes to which the International  Equity Portfolio would be subject. The effective  rate of  foreign  tax  cannot be  predicted  since the  amount of the
International  Equity Portfolio's assets to be invested within various countries is uncertain.  However, the International Equity Portfolio intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the International  Equity Portfolio may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in  addition,  gains or losses  attributable  to  currency  fluctuation.  Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim
basis.   Therefore,   to  the  extent  that  currency   fluctuations  cannot  be
anticipated,   a  portion  of  distributions  to  shareholders  could  later  be designated as a return of capital,  rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the  International  Equity Portfolio  invests in the stock of certain foreign corporations,  they may constitute Passive Foreign Investment  Companies (PFIC), and the  International  Equity  Portfolio may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the International  Equity Portfolio's assets at the end of the tax  year is  represented  by  stock  or  securities  of  foreign corporations,  the International  Equity Portfolio will qualify for certain Code provisions  that  allow  its  shareholders  to claim a  foreign  tax  credit  or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's ability to claim a foreign tax credit.  Shareholders  who elect to deduct  their portion of the International  Equity Portfolio's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

State Taxes.  Under existing Michigan laws,  distributions  made by the Michigan
Tax Free Bond Portfolio will not be subject to Michigan personal income taxes to the extent that such distributions  qualify as  exempt-interest  dividends under the Internal  Revenue Code,  and  represent:  (i) interest from  obligations  of
Michigan or any of its political  subdivisions;  or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

Distributions  of the  Michigan Tax Free Bond  Portfolio  are not subject to the
Michigan Single Business Tax to the extent that such  distributions  are derived from  interest on  obligations  of Michigan or its  political  subdivisions,  or obligations of the United States  government that are exempt from state taxation by a law of the United States.

Certain  municipalities in Michigan also impose an income tax on individuals and corporations.  However,  to the extent that the dividends  from the Michigan Tax
Free Bond Portfolio are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

PORTFOLIO TRANSACTIONS

Brokerage Transactions

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and Sub-Advisers look for prompt execution of the order at a favorable price. The Adviser and Sub-Advisers  will generally use those who are recognized dealers in specific portfolio  instruments,  except when a better price and  execution  of the order can be  obtained  elsewhere.  The Adviser and
Sub-Advisers  may select  brokers and dealers  based on whether  they also offer research  services (as described  below).  In selecting  among firms believed to meet these criteria,  the Adviser and  Sub-Advisers  may give  consideration  to those  firms  which have sold or are  selling  Shares of a  Portfolio  and other
Portfolios  distributed by the Distributor  and its affiliates.  The Adviser and
Sub-Advisers may also direct certain portfolio trades to a broker that, in turn, pays a portion of a Portfolio's operating expenses. The Adviser and Sub-Advisers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board of Trustees.

Investment  decisions for the  Portfolios are made  independently  from those of other accounts managed by the Adviser and  Sub-Advisers.  Except as noted below, when a Portfolio and one or more of those  accounts  invests in, or disposes of, the same  security,  available  investments or  opportunities  for sales will be allocated  among a  Portfolio  and the  account(s)  in a manner  believed by the
Adviser and Sub-Advisers to be equitable.  While the coordination and ability to participate in volume transactions may benefit a Portfolio,  it is possible that this  procedure  could  adversely  impact the price paid or received  and/or the position obtained or disposed of by a Portfolio.


For the fiscal years ended January 31, 2004,  2003 and 2002, the Portfolios paid the following aggregate brokerage commissions on portfolio transactions:

----------------------------------------------------------------------------------------
Fund Name                       Aggregate Dollar Amount of Brokerage Commissions Paid
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                      2004               2003               2002
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Growth Portfolio                    $170,562           $170,922           $173,123
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Value Portfolio                     $299,354           $358,000           $261,338
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Small Cap Value Portfolio            $74,176            $46,275            $75,461
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
International Equity Portfolio      $255,826           $200,045           $190,738
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Intermediate-Term        Income         0                  0               $1,440
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Michigan    Tax    Free    Bond         0                  0                  0
Portfolio
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Prime  Obligation  Money Market         0                  0                  0
Portfolio
----------------------------------------------------------------------------------------


Brokerage  Selection.  The Trust does not expect to use one particular broker or dealer,  and when one or more brokers is believed  capable of providing the best combination of price and execution, the Portfolios' Adviser and Sub-Advisers may select a broker  based upon  brokerage  or  research  services  provided  to the
Adviser  and  Sub-Advisers.  The  Adviser  and  Sub-Advisers  may  pay a  higher commission  than  otherwise  obtainable  from  other  brokers in return for such services  only if a good  faith  determination  is made that the  commission  is reasonable in relation to the services provided.

Section  28(e) of the 1934 Act  permits  the  Adviser  and  Sub-Advisers,  under certain  circumstances,  to cause  each  Portfolio  to pay a broker  or dealer a commission  for  effecting a  transaction  in excess of the amount of commission another  broker or dealer would have charged for  effecting the  transaction  in recognition  of the value of  brokerage  and research  services  provided by the
broker  or  dealer.  In  addition  to  agency  transactions,   the  Adviser  and
Sub-Advisers  may receive  brokerage and research  services in  connection  with certain  riskless  principal  transactions,  in accordance  with  applicable SEC guidance.  Brokerage and research services include:  (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers,  industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities  transactions and performing functions incidental thereto (such as clearance,  settlement, and custody). In the case of
research  services,   the  Adviser  and  Sub-Advisers  believe  that  access  to
independent    investment   research   is   beneficial   to   their   investment
decision-making processes and, therefore, to each Portfolio.

To the extent  research  services  may be a factor in  selecting  brokers,  such services may be in written form or through direct contact with  individuals  and may include  information  as to particular  companies and  securities as well as market,  economic,  or institutional  areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Portfolio  commissions  include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis,  performance and other analysis.  The Adviser and Sub-Advisers may use research services  furnished by brokers in servicing all client accounts and not all services may  necessarily  be used in connection  with the account that paid commissions to the broker  providing  such services.  Information so received by the  Adviser  and  Sub-Advisers  will be in  addition  to and not in lieu of the services  required to be performed by the Portfolios'  Adviser and  Sub-Advisers under the Advisory and Sub-Advisory Agreements.  Any advisory or other fees paid to the  Adviser and  Sub-Advisers  are not reduced as a result of the receipt of research services.

In some cases the Adviser and  Sub-Advisers  may receive a service from a broker that has both a "research"  and a  "non-research"  use.  When this  occurs,  the
Adviser  and  Sub-Advisers  make  a  good  faith   allocation,   under  all  the
circumstances,  between the research and non-research  uses of the service.  The percentage  of the service  that is used for  research  purposes may be paid for with client  commissions,  while the Adviser and Sub-Advisers will use their own funds to pay for the  percentage  of the service  that is used for  non-research purposes.  In making this good faith  allocation,  the Adviser and  Sub-Advisers face a potential conflict of interest,  but the Adviser and Sub-Advisers believe that their  allocation  procedures are  reasonably  designed to ensure that they appropriately  allocate the  anticipated  use of such services to their research and non-research uses.

From time to time, a Portfolio may purchase new issues of securities for clients in a fixed price offering.  In these  situations,  the seller may be a member of the selling  group that will,  in addition  to selling  securities,  provide the
Adviser and  Sub-Advisers  with  research  services.  The NASD has adopted rules expressly  permitting these types of arrangements  under certain  circumstances.
Generally,  the seller will provide research  "credits" in these situations at a rate that is higher than that which is available  for typical  secondary  market transactions.  These arrangements may not fall within the safe harbor of Section
28(e).

For the most recently  completed  fiscal year, the Portfolios paid the following commissions  on  brokerage  transactions  directed  to  brokers  pursuant  to an agreement  or  understanding  whereby  the  broker  provides  research  or other brokerage services to the Adviser:


-------------------------------------------------------------------------------------------
           Fund Name              Total Dollar Amount of       Total Dollar Amount of
                                                               Transactions Involving
                                Brokerage Commissions for     Brokerage Commissions for
                                    Research Services             Research Services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
       Growth Portfolio                  $18,421                       $44,431
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
        Value Portfolio                  $15,096                      $125,977
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Small Cap Value Portfolio              $2,591                       $37,769
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
International Equity Portfolio           $12,686                     $5,755,300
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Intermediate-Term Income                 $0                           $0
           Portfolio
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    Michigan Tax Free Bond                  $0                           $0
           Portfolio
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 Prime Obligation Money Market              $0                           $0
           Portfolio
-------------------------------------------------------------------------------------------


Brokerage  with  Affiliates.  A Portfolio may execute  brokerage or other agency
transactions   through  registered   broker-dealer   affiliates  of  either  the
Portfolio,  the Adviser, the Sub-Advisers or the Distributor for a commission in conformity  with the 1940 Act,  the 1934 Act and rules  promulgated  by the SEC.
Under the 1940 Act and the 1934 Act, affiliated  broker-dealers are permitted to receive and retain  compensation  for effecting  portfolio  transactions for the
Portfolio  on an  exchange  if a  written  contract  is in  effect  between  the affiliate and the Portfolio  expressly  permitting  the affiliate to receive and retain such  compensation.  These rules further require that commissions paid to the affiliate by the Portfolio for exchange  transactions  not exceed "usual and customary"  brokerage  commissions.  The  rules  define  "usual  and  customary"
commissions to include  amounts which are  "reasonable  and fair compared to the commission,  fee or  other  remuneration  received  or to be  received  by other brokers in connection with comparable  transactions involving similar securities being purchased or sold on a securities  exchange during a comparable  period of time."

ACCOUNT AND SHARE INFORMATION

Voting Rights


Each share of the Trust gives the shareholder one vote in Trustee  elections and other matters  submitted to shareholders  for vote. All Shares of the Trust have equal  voting  rights,  except  that  in  matters  affecting  only a  particular
Portfolio or class, only Shares of that Portfolio or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both,  5% or more of  outstanding  Golden  Oak(R)  Growth  Portfolio  Class A
Shares:  Invesco Trust Co.,  Atlanta,  GA, owned  approximately  704,936  Shares
(88.22%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding Golden Oak(R) Growth Portfolio  Institutional
Shares:  SEI Trust  Company,  Oaks,  PA, owned  approximately  5,756,096  Shares
(98.34%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding Golden Oak(R) Value Portfolio Class A Shares:
Invesco Trust Co., Atlanta, GA, owned approximately 727,762 Shares (88.01%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding  Golden Oak(R) Value Portfolio  Institutional
Shares:  SEI Trust  Company,  Oaks,  PA, owned  approximately  8,071,119  Shares
(98.16%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding Golden Oak(R) Small Cap Value Portfolio Class
A Shares:  Invesco Trust Co., Atlanta,  GA, owned  approximately  599,681 Shares
(95.34%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both,  5% or more of  outstanding  Golden  Oak(R)  Small Cap Value  Portfolio
Institutional Shares: SEI Trust Company, Oaks, PA, owned approximately 2,988,472
Shares (97.49%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding Golden Oak(R)  International Equity Portfolio
Class A Shares:  CB Wealth  Management  NA,  Saginaw,  MI,  owned  approximately
137,824 Shares  (74.88%);  AMVESCAP  National Trust  Company,  Flint,  MI, owned approximately  27,222 Shares  (14.79%);  and SEI Trust  Company,  Oaks PA, owned approximately 12,508 Shares (6.80%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding Golden Oak(R)  International Equity Portfolio
Institutional Shares: SEI Trust Company, Oaks, PA, owned approximately 6,464,421
Shares (93.66%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both,  5% or more of  outstanding  Golden  Oak(R)  Intermediate-  Term Income
Portfolio Class A Shares:  Invesco Trust Co., Atlanta,  GA, owned  approximately
753,913  Shares  (85.22%) and SEI Trust  Corp.,  Oaks,  PA, owned  approximately
70,846 Shares (8.01%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both,  5% or more of  outstanding  Golden  Oak(R)  Intermediate-  Term Income
Portfolio Institutional Shares: SEI Trust Company, Oaks, PA, owned approximately
5,626,616 Shares (95.58%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or  both,  5% or more of  outstanding  Golden  Oak(R)  Michigan  Tax  Free  Bond
Portfolio Class A Shares:  Pershing,  LLC, Jersey City, NJ, owned  approximately
24,964  Shares  (42.35%);  Robert  B.  Mackey  Trust,  Grand  Blanc,  MI,  owned approximately  22,741  Shares  (38.58%) and Dana A. Czmer Trust,  Flushing,  MI,
owned approximately 3,167 Shares (5.37%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or  both,  5% or more of  outstanding  Golden  Oak(R)  Michigan  Tax  Free  Bond
Portfolio   Institutional   Shares:   Invesco  Trust  Co.,  Atlanta,  GA,  owned
approximately 8,778,306 Shares (61.86%) and Robert B. Mackey Trust, Grand Blanc,
MI, owned approximately 1,166,594 Shares (8.22%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding  Golden Oak(R) Prime Obligations Money Market
Portfolio Class A Shares:  Invesco Trust Co., Atlanta,  GA, owned  approximately
6,600,645  Shares  (63.40%) and Robert B. Mackey Trust,  Grand Blanc,  MI, owned approximately 1,173,241 Shares (11.27%).

As of March 1, 2004, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding  Golden Oak(R) Prime Obligations Money Market
Portfolio Institutional Shares: SEI Trust Company, Oaks, PA, owned approximately
140,354,869 Shares (99.99%).


Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

FINANCIAL STATEMENTS


The audited  financial  statements of the  Portfolios  for the fiscal year ended
January 31, 2004,  and the Report of Independent  Auditors of Ernst &  Young
LLP,  dated March 5, 2004  relating to the financial  statements,  including the financial highlights of the Portfolios, are incorporated herein by reference.


APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1         This is the highest category by Standard and
            Poor's (S&P) and indicates that the degree
            of safety regarding timely payment is strong.
            Those issues determined to possess extremely
            strong safety characteristics are denoted with
            a plus sign (+) designation.

A-2         Capacity for timely payment on issues with
            this designation is satisfactory and the
            obligation is somewhat more susceptible to the
            adverse effects of changes in circumstances
            and economic conditions than obligations in
            higher rating categories.

PRIME-1     Issues rated Prime-1 (or supporting
            institutions) by Moody's have a superior
            ability for repayment of senior short-term
            debt obligations. Prime-1 repayment ability
            will often be evidenced by many of the
            following characteristics:

      -     Leading market positions in well-established
            industries.

      -     High rates of return on funds employed.

      -     Conservative capitalization structure with
            moderate reliance on debt and ample asset
            protection.

      -     Broad margins in earnings coverage of fixed
            financial charges and high internal cash
            generation.

      -     Well-established access to a range of
            financial markets and assured sources of
            alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc.  ("Fitch").  Paper rated F1 is  regarded  as having the  strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit
Quality) is the second highest  commercial paper rating assigned by Fitch, which reflects a satisfactory  capacity for timely  payment of financial  commitments, but the margin of safety is not as great as in the case of the higher ratings.

The  rating  TBW-1  by  Thomson  BankWatch  ("Thomson")  indicates  a very  high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody's  highest  rating for state and municipal and other  short-term  notes is
MIG-1 and VMIG-l.  Short-term  municipal securities rated MIG-1 or VMIG-1 are of the best  quality.  They have strong  protection  from  established  cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both.  Short-term  municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the
MIG-I/VMIG-2 group.

An S&P note rating  reflects the liquidity  concerns and market access risks unique to notes.  Notes due in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      -     Amortization Schedule - the larger the final
            maturity relative to other maturities, the
            more likely it will be treated as a note, and

      -     Source of Payment - the more dependent the
            issue is on the market for its refinancing,
            the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1        Strong capacity to pay principal and interest.
            Those issues determined to possess a very
            strong capacity to pay a debt service is given
            a plus (+) designation.

SP-2        Satisfactory capacity to pay principal and
            interest with some vulnerability to adverse
            financial and economic changes over the term
            of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest  rating S&P  assigns to a debt  obligation.
Such a rating  indicates  an  extremely  strong  capacity to pay  principal  and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal  and interest is very strong,  and in the majority of instances they  differ  from AAA issues  only in small  degree.  Debt rated A has a strong capacity to pay  interest  and repay  principal  although  it is  somewhat  more susceptible  to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate  capacity to pay  interest  and repay principal.  Whereas it normally exhibits adequate  protection  parameters, adverse economic conditions or changing circumstances are more likely to lead to a  weakened  capacity  to pay  interest  and  repay  principal  for debt in this category  than in higher  rated  categories.  Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective  characteristics,  these are outweighed by large uncertainties or major risk  exposures to adverse  conditions.  Debt rated BB has less  near-term vulnerability to default than other  speculative grade debt.  However,  it faces major  ongoing  uncertainties  or exposure to adverse  business,  financial,  or economic  conditions  that  could lead to  inadequate  capacity  to meet  timely interest and principal  payments.  The BB rating  category is also used for debt subordinated  to senior debt that is assigned an actual or implied  BBB- rating.
Debt rate B has greater  vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic  conditions  would  likely  impair  capacity or  willingness  to pay interest  and  repay  principal.  The B  rating  category  also is used for debt subordinated  to senior  debt that is  assigned  an actual or  implied BB or BB-
rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best  quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edge."  Interest  payments are protected by a large,  or an  exceptionally stable,  margin and principal is secure.  While the various protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the  fundamentally  strong  position  of such  issues.  Bonds rated Aa by
Moody's are judged by Moody's to be of high quality by all  standards.  Together with bonds rated Aaa,  they  comprise  what are  generally  known as  high-grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium  grade  obligations.  Factors  giving  security  to  principal  and interest are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are  neither  highly  protected  nor  poorly  secured).  Interest  payments  and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have  speculative  characteristics  as well.  Bonds  which are rated Ba are judged to have  speculative  elements;  their  future  cannot be  considered  as well-assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded  during both good and bad times over the  future.  Uncertainty  of position  characterizes  bonds in this class.
Bonds  which  are  rated  B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Moody's bond  ratings,  where  specified,  are applied to  financial  contracts, senior bank  obligations and insurance  company senior  policyholder  and claims obligations with an original maturity in excess of one-year. Obligations relying upon support  mechanisms  such as  letters-of-credit  and bonds of indemnity are excluded unless explicitly rated.

Obligations  of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception,  Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's  sovereign rating.  Such branch  obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is  denominated  is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not  incorporate  an  opinion as to whether  payment of the  obligation  will be
affected  by  the  actions  of  the  government   controlling  the  currency  of
denomination.  In addition,  risk associated with bilateral conflicts between an investor's  home  country and either the  issuer's  home  country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration  under the U.S.  Securities Act of 1933 or issued in conformity  with any other  applicable law or regulation.  Nor does
Moody's  represent  that any specific  bank or insurance  company  obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's  ratings are opinions,  not  recommendations  to buy or sell,  and their accuracy is not  guaranteed.  A rating should be weighed solely as one factor in an investment  decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade,  broadly marketable,  suitable  for  investment  by trustees and  fiduciary  institutions liable to but slight market  fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest  requirements,  with such  stability of applicable  earnings that safety is beyond reasonable  question whatever changes occur in conditions.
Bonds  rated AA by Fitch are  judged by Fitch to be of safety  virtually  beyond question and are readily  salable,  whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company,  strongly  secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment  grade and of high credit quality.
The  obligor's  ability to pay interest and repay  principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be  adequate.  Adverse  changes in  economic  conditions  and  circumstances, however,  are more likely to have adverse  impact on these bonds,  and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated
BB are considered  speculative.  The obligor's ability to pay interest and repay principal  may be  affected  over time by  adverse  economic  changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor  in  satisfying  its  debt  service  requirements.  Bonds  rated  B  are considered highly  speculative.  While bonds in this class are currently meeting debt  service  requirements,  the  probability  of continued  timely  payment of principal and interest  reflects the obligor's  limited margin of safety and the need for reasonable  business and economic  activity  throughout the life of the issue.

Thomson

Bonds  rated  AAA by  Thomson  BankWatch  indicate  that  the  ability  to repay principal  and  interest on a timely  basis is  extremely  high.  Bonds rated AA indicate a very  strong  ability to repay  principal  and  interest  on a timely basis,  with limited  incremental  risk  compared to issues rated in the highest category.  Bonds rated A indicate the ability to repay principal and interest is strong.  Issues rated A could be more vulnerable to adverse  developments  (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest  investment-grade  category)  indicate an acceptable capacity to repay principal and interest.  Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not  investment  grade,  the BB rating  suggests  that the  likelihood  of default is considerably  less than for lower-rated  issues.  However,  there are significant  uncertainties  that could affect the ability to adequately  service debt  obligations.  Issues  rated B show a  higher  degree  of  uncertainty  and therefore  greater  likelihood  of default  than  higher-rated  issues.  Adverse developments  could negatively affect the payment of interest and principal on a timely basis affect the payment of interest and principal on a timely basis.

Addresses

GOLDEN OAK(R) GROWTH PORTFOLIO

GOLDEN OAK(R) VALUE PORTFOLIO

GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO

GOLDEN OAK(R) INTERNATIONAL EQUITY PORTFOLIO

GOLDEN OAK(R) INTERMEDIATE-TERM INCOME PORTFOLIO

GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO

GOLDEN OAK(R) PRIME OBLIGATION MONEY MARKET PORTFOLIO

Institutional Class
Class A Shares

Golden Oak(R) Family of Funds
c/o Federated Shareholder Services
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

INVESTMENT ADVISER
CB Capital Management, Inc.
328 S. Saginaw Street
Flint, MI 48502

SUB-ADVISERS
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Systematic Financial Management, L.P.
300 Frank W. Burr Blvd.
Glenpointe East, 7th Floor
Teaneck, NJ 07666.

Nicholas-Applegate Capital Management
600 West Broadway, 29th Floor
San Diego, CA 92101

BlackRock International, Ltd.
40 Torphichen Street
Edinburgh EH3 8JB Scotland, U.K.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

ADMINISTRATOR
Federated Services Company
5800 Corporate Drive
Pittsburgh, PA 15237-7010

SUB-ADMINISTRATOR
CB Capital Management, Inc.
328 S. Saginaw Street
Flint, MI 48502

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8612
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23.    Exhibits

            (a)   (i)         Conformed copy of Agreement and Declaration of Trust of
                              the Registrant; (1)
                  (ii)        Conformed copy of Certificate of Trust of the Registrant;
                              (1)
                  (iii)       Conformed copy of Amendment No. 1 to Declaration of Trust
                              of the Registrant; (2)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to By-Laws of the Registrant; (2)
                  (iii)       Copy of Amendment No. 2 to By-Laws of the Registrant; (+)
            (c)               Not applicable;
            (d)   (i)         Conformed copy of Investment Advisory Contract between
                              Registrant and CB Capital Management, Inc.; (2)
                  (ii)        Conformed copy of Sub-Advisory Contract among Registrant,
                              CB Capital Management, Inc. and Wellington Management
                              Company, LLP; (2)
                  (iii)       Conformed copy of Sub-Advisory Contract among Registrant,
                              CB Capital Management, Inc. and Nicholas-Applegate Capital
                              Management; (2)
                  (iv)        Conformed copy of Sub-Advisory Contract among Registrant,
                              CB Capital Management, Inc. and Systematic Financial
                              Management, L.P.; (2)
                  (v)         Conformed copy of Sub-Advisory Contract among Registrant,
                              CB Management, Inc. and Blackrock International, Ltd.; (2)
            (e)   (i)         Conformed copy of Distributor's Contract between
                              Registrant and Edgewood Services, Inc.; (2)
                  (ii)        Conformed copy of Amendment to Distributor's Contract
                              between Registrant and Edgewood Services, Inc.; (+)
            (f)               Not applicable;
            (g)               Conformed copy of Custodian Agreement of the Registrant;
                              (2)
            (h)   (i)         Conformed copy of Agreement for Administrative Services
                              between Registrant and Federated Services Company; (2)
                  (ii)        Conformed copy of Agreement for Sub-Administrative Services
                              Registrant, Federated Services Company and CB Capital
                              Management, Inc.; (2)
                  (iii)       Conformed copy of Agreement for Transfer Agency Services
                              between Registrant and Federated Services Company; (2)

                  (iv)        Conformed copy of Amendment to Transfer Agency Agreement
                              between Registrant and Federated Services Company; (+)
                  (v)         Conformed copy of Financial Administration and Accounting
                              between Registrant and State Street Bank; (2)
            (i)               Conformed Copy of Opinion and Consent of Counsel as to
                              legality of shares being registered; (1)
            (j)               Conformed copy of Consent of Independent Public
                              Acountants; (+)
            (k)               Not applicable;
            (l)               Not applicable;
            (m)   (i)         Conformed copy of Distribution Plan of the Registrant; (2)
                  (ii)        Conformed copy of Rule 12b-1 Agreement of the Registrant;
                              (2)
            (n)               Conformed copy of 18f-3 Multiple Class Plan of the
                              Registrant; (1)
            (o)               Conformed Copy of Power of Attorney of the Registrant; (1)
            (p)   (i)         Form of Code of Ethics of the Registrant; (1)
                  (ii)        Conformed copy of Distributor Code of Ethics of the
                              Registrant; (+)

+  All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement filed June 13, 2002. (File Nos. 333-90392 and 811-21118)
2.    Response is incorporated by reference to Registrant's Initial Registration
      Statement filed March 31, 2003. (File Nos. 333-90412 and 811-21118)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

None

Item 25.    Indemnification:

            (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the Adviser, see the section entitled "Adviser and Sub-Advisers" in Part A and the sections entitled "The
            Adviser" and "The Sub-Advisers" in Part B.

The principal executive officers and directors of the Trust's Investment Adviser and
Sub-Advisers are set forth in the following table.  Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation, or Employment is with CB
Capital Management, Inc.  The business address of each of the Officers of the Trust's
Investment Adviser is CB Capital Management, Inc., 328 S. Saginaw Street, Mail Code
002064, Flint, MI 48502.

      (1)                     (2)                           (3)
Name and Position                                   Connection with Other
   with Adviser         Name of Other Company             Company

Robert J. Vitito
Chairman of the Board,
President, CEO

John W. Ennest
Vice Chairman of the Board,
Director, CFO and Treasurer

Edward P. Abbott              Abbott's Meat, Inc.     President & CEO
Director

Hugo E. Braun, Jr.            Braun Kendrick          Attorney and
Director                      Finkbeiner P.L.C.       Partner

Jonathan E. Burroughs, II  JEB Enterprises            President
Director

Joseph P. Day                 Bauner Engineering &    President
Director                      Sales, Inc.

Richard J. Dolinski           Dolinski Associates,    President
Director                      Inc.

Lawrence O. Erickson          Four-Way Tool & Die     CEO
Director                      Engineering, Inc.

William J. Hank               Farnham Investment      Chairman and CEO
Director                                              Group

Benjamin W. Laird             Godfrey & Kahn, S.C.    Attorney
Director

Stephen J. Lazaroff           Diversified Precision   President
Director                                              Products, Inc.

William C. Shedd              Winegarden, Shedd,      Attorney &
Director                      Haley Lindholm          Partner
                              & Robertson

Ada C. Washington             Community Director      Volunteer

Charles R. Weeks              Citizens Banking        Chairman
Director                      Corporation             (retired)

Kendall B. Williams           The Williams            Attorney at Law
Director                      Firm, P.C.

James L. Wolohan              Wolohan Lumber Co.      Chairman, Director
                                                      President & CEO

Richard T. Albee
Executive Vice President

Nicholas J. Cilfone
Executivie Vice President

Gary P. Drainville
Executive Vice President

Wayne G. Schaeffer
Executive Vice President

Thomas C. Shafer
Executive Vice President

James M. Van Tiflin
Executive Vice President

Jack S. Werner
Executive Vice President

Thomas W. Gallagher
Senior Vice President, General
Counsel, Secretary

Daniel E. Bekemeier
Senior Vice President, Controller ,
Chief Accounting Officer

Richard J. Mitsdarfer
Senior Vice President and
General Auditor

Edward H. Newman
Senior Vice President &
Assistant Secretary

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LP

Nicholas-Applegate  Capital  Management,  L.P.   ("Nicholas-Applegate"),   is  a
Sub-Adviser   for   the   Registrant's   Funds.   The   principal   address   of
Nicholas-Applegate  is 600 West  Broadway,  29th  Floor,  San  Diego,  CA 92101.
Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      (1)                     (2)                           (3)
Name and Position                                   Connection with Other
   with Adviser         Name of Other Company             Company

Arthur E. Nicholas,           --                            --
Chairman of the Executive
Committee

Marna C. Whitingham,          --                            --
President and Chief
Executive Officer

Eric S. Sagerman, Head of     --                            --
Global Marketing

C. William Maher, Chief       --                            --
Operating Officer

SYSTEMATIC FINANCIAL MANAGEMENT, LP

Systematic Financial Management, LP ("Systematic") is a Sub-Adviser for the
Registrant's Funds. The principal business address of it is 300 Frank W. Burr
Boulevard, Glenpoint East, Teaneck, New Jersey 07666. Systematic is an investment adviser registered under the Adviser Act.

      (1)                     (2)                           (3)
Name and Position                                   Connection with Other
   with Adviser         Name of Other Company             Company

Gyanendra K. Joshi, Senior    --                            --
Managing Director and
Chief Investment Officer

Francis T. McGee, Chief       --                            --
Operating Officer

Stephen M. Evans,             --                            --
Managing Director and
Portfolio Manager

WELLINGTON MANAGEMENT COMPANY, LLP

Wellington  Management  Company,  LLP  ("Wellington")  is a Sub-Adviser  for the
Registrant's  Funds.  The principal  business  address of it is 75 State Street,
Boston,  Massachusetts  02109.  Wellington is an investment  adviser  registered under the Adviser Act.

      (1)                     (2)                           (3)
Name and Position                                   Connection with Other
   with Adviser         Name of Other Company             Company

Kenneth Lee Abrams, Partner   --                            --

Nicholas Charles Adams,       --                            --
Partner

Rand Charles Alexander,       --                            --
Partner

Deborah Louise Allison,       Wellington Trust        Vice President
Partner                       Company, NA

Steven C. Angeli,
Partner                       --                            --

James Halsey Averill          --                            --
General Partner

John F. Averill, Partner      Wellington Hedge        Vice President
                              Management, Inc.

Karl E. Bandtel, Partner      Wellington Global       Sr. Vice President
                              Administrator, Ltd.

                              Wellington Global       Sr. Vice President
                              Holdings, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

Mark James Beckwith,
Partner                       --                            --

Kevin J. Blake,
Partner                       --                            --

William Nicholas Booth,       --                            --
Partner

Michael J. Boudens,
Partner                       Wellington Global       Vice President
                              Administrator, Ltd.

                              Wellington Hedge        Vice President
                              Management, Inc.

Paul Braverman, Partner       Wellington Global       Treasurer
                              Administrator, Ltd.

                              Wellington Global       Treasurer
                              Holdings, Ltd.

                              Wellington Hedge        Treasurer
                              Management, Inc.

                              Wellington              Director
                              International
                              Management Company,
                              Pte Ltd.

                              Wellington Management   Treasurer
                              Global Holdings, Ltd.

                              Wellington Management   Partner & CFO
                              International, LLP

                              Wellington Sales        President and Treasurer
                              Corporation

                              Wellington Trust        Vice President and
                              Company, NA             Treasurer/Cashier

Robert A. Bruno, Partner      --                            --

Maryann Evelyn Carroll,       --                            --
Partner

Pamela Dippel, Partner        Wellington Trust        Vice President
                              Company, NA

Robert Lloyd Evans, Partner   --                            --

Lisa de la Fuente Finkel,     Wellington Global       Sr. Vice President &
Partner                       Administrator, Ltd.     Director

                              Wellington Global       Director
                              Holdings, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

                              Wellington Luxembourg   Supervisory Board
                              S.C.A.

                              Wellington Management   Director
                              Global Holdings, Ltd.

                              Wellington Sales        Sr. Vice President &
                              Corporation             Director

Mark T. Flaherty,
Partner                       Wellington Trust        Vice President
                              Company, NA

Charles Townsend Freeman,     --                            --
Partner

Laurie Allen Gabriel,         Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global       Sr. Vice President &
                              Holdings, Ltd.          Director

                              Wellington Trust        Vice President
                              Company, NA

John Herrick Gooch,
Partner                       Wellington Global       President & Director
                              Administrator, Ltd.

                              Wellington Global       President & Director
                              Holdings, Ltd.

                              Wellington Hedge        President
                              Management, Inc.

                              Wellington Management   President &
                              Global Holdings, Ltd.   Director

                              Wellington Management   Partner
                              International, LLP

                              Wellington Trust        Vice President &
                              Company, NA             Director

Nicholas Peter Greville,      Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global       Sr. Vice President
                              Holdings, Ltd.

                              Wellington              Director
                              International
                              Management Company Ptd
                              Ltd.

                              Wellington Management   Partner
                              International, LLP

Paul J. Hamel,
Partner                       Wellington Trust        Vice President &
                              Company, NA             Bank Information Systems
                                                      Officer

Lucius Tuttle Hill, III,      --                            --
Partner

Jean M. Hynes, Partner        --                            --

Paul David Kaplan, Partner    Wellington Global       Director
                              Administrator, Ltd.

                              Wellington Global       Director
                              Holdings, Ltd.

                              Wellington Management   Director
                              Global Holdings, Ltd.

John Charles Keogh,
Partner                       Wellington Trust        Vice President
                              Company, NA

George Cabot Lodge, Jr.,      Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

Nancy Therese Lukitsh,        Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

                              Wellington Trust        Vice President &
                              Company, NA             Director

Mark Thomas Lynch,
Partner                       --                            --

Christine Smith Manfredi,     Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global       Sr. Vice President
                              Holdings, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

                              Wellington Trust        Sr. Vice President
                              Company, NA

Earl Edward McEvoy            --                            --
General Partner

Duncan Mathieu McFarland,     Wellington Global       Chairman &
Managing Partner              Director
                                                      Administrator, Ltd.

                              Wellington Global       Chairman &
                              Holdings, Ltd.          Director

                              Wellington Hedge        Chairman & Director
                              Management, Inc.

                              Wellington              Director
                              International

                              Management Company Pte.
                              Ltd.

                              Wellington Management   Chairman & Director
                              Global Holdings, Ltd.

                              Wellington Management   Partner
                              International, LLP

                              Wellington Trust        Chairman of the Board
                                                      Company, NA Director

Paul Mulford Mecray III,      --                            --
Partner

Matthew Edward Megargel,      --                            --
Partner

James Nelson Mordy,
Partner                       --                            --

Diane Carol Nordin,
Partner                       Wellington Global       Sr. Vice President
                              Administrator, Ltd.

Stephen T. O'Brien,
Partner                       --                            --

Andrew S. Offit,
Partner                       --                            --

Edward Paul Owens,
Partner                       --                            --

Saul Joseph Pannell,
Partner                       --                            --

Thomas Louis Pappas,
Partner                       --                            --

Jonathan Martin Payson,       Wellington Global       Director
Partner                       Administrator, Ltd.

                              Wellington Global       Director
                              Holdings, Ltd.

                              Wellington Management   Director
                              Global Holdings, Ltd.

                              Wellington Sales        Sr. Vice President
                              Corporation

                              Wellington Trust        President & Director
                              Company, NA

Philip H. Perelmuter,
Partner                       --                            --

Robert Douglas Rands,
Partner                       --                            --

Eugene Edward Record, Jr.,   Wellington Trust         Vice President
Partner                      Company, NA

James Albert Rullo,
Partner                       --                            --

John Robert Ryan, Managing   Wellington Hedge         Director
Partner                      Management, Inc.

Joseph Harold Schwartz,       --                            --
Partner

James H. Shakin,
Partner                       --                            --

Theodore Shasta,
Partner                       --                            --

Binkley Calhoun Shorts,       --                            --
Partner

Scott E. Simpson,
Partner                       Wellington Hedge        Director
                              Management, Inc.

Trond Skramstad,
Partner                       --                            --

Catherine Anne Smith,
Partner                       --                            --

Stephen Albert Soderberg,     --                            --
Partner

Eric Stromquist,
Partner                       Wellington Hedge        Sr. Vice President
                              Management, Inc.

Brendan James Swords,         Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

Harriett Tee Taggart,
Partner                       --                            --

Perry Marques Traquina,       --                            --
Partner

Gene Roger Tremblay,
Partner                       --                            --

Michael Aaron Tyler,
Partner                       --                            --

Mary Ann Tynan,
Partner                       Wellington Luxembourg   Supervisory Board
                                                      S.C.A.

                              Wellington Management   Partner & Compliance
                              International, LLP      Officer

                              Wellington Sales        Sr. Vice President,
                              Corporation             Clerk & Director

                              Wellington Trust        Vice President & Trust
                              Company, NA             Officer

Clare Villari,
Partner                       --                            --

Ernst Hans von Metzsch,       Wellington Global       Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global       Sr. Vice President
                              Holdings, Ltd.

                              Wellington Hedge        Sr. Vice President
                              Management, Inc.

James Leland Walters,         Wellington Global       Deputy Chairman &
Partner                       Administrator, Ltd.     Director

                              Wellington Global       Deputy Chairman &
                              Holdings, Ltd.          Director

                              Wellington              Director
                              International
                              Management Company Pte.
                              Ltd.

                              Wellington Luxembourg   Supervisory Board
                                                      S.C.A.

                              Wellington Management   Deputy Chairman,
                              Global Holdings, Inc.   Sr. Vice President & Director

                              Wellington Sales        Sr. Vice
                              Corporation             President, Assistant Clerk &
                                                      Director

                              Wellington Trust        Trust Counsel
                              Company, NA             Director

BLACKROCK INTERNATIONAL, LTD.

BlackRock International, Ltd., ("BIL"), is a Sub-Adviser for the
Registrant's Golden Oak International Equity Portfolio. The principal address of
BIL is 40 Torphichen Street, Edinburgh, Scotland. BIL is an investment adviser registered under the Advisers Act.

      (1)                     (2)                           (3)
Name and Position                                   Connection with Other
   with Adviser         Name of Other Company             Company

Laurence Douglas Fink         BlackRock, Inc.         Chairman & CEO
Chairman & CEO
                              BlackRock Financial     Chairman & CEO
                              Management, Inc.

                              BlackRock Advisors,     Chief Executive
                              Inc.                    Officer

                              BlackRock Institutional Chief Executive
                              Management Corporation  Officer

                              BlackRock Capital       Chief Executive Officer
                              Management, Inc.

                              BlackRock (Japan) Inc.  Chairman & CEO

                              Blackrock Investments,  Chairman & CEO
                              Inc.

Ralph Lewis Schlosstein       BlackRock, Inc.         President &
                                                      Director

                              BlackRock Financial     President &
                              Management, Inc.        Director

                              BlackRock Advisors,     President &
                              Inc.                    Director

                              BlackRock Institutional President &
                              Management Corporation  Director

                              BlackRock Capital       President &
                              Management, Inc.        Director

                              BlackRock (Japan) Inc.  President & Director

                              BlackRock Investments,  Director
                              Inc.

Robert Steven Kapito          BlackRock, Inc.         Vice Chairman &
                                                      Director
                              BlackRock Financial     Vice Chairman &
                              Management, Inc.        Director

                              BlackRock Advisors,     Vice Chairman &
                              Inc.                    Director

                              BlackRock Institutional Vice Chairman &
                              Management Corporation  Director

                              BlackRock Capital       Vice Chairman &
                              Management, Inc.        Director

                              BlackRock (Japan) Inc.  Vice Chairman &
                                                      Director

                              BlackRock Investments,  Director
                              Inc.

Robert Peter Connolly         BlackRock, Inc.         Managing Director, General
                                                      Counsel & Secretary

                              BlackRock Financial     MD, General
                              Management, Inc.        Counsel & Secretary

                              BlackRock Advisors,     MD, General
                              Inc.                    Counsel & Secretary

                              BlackRock Institutional MD, General
                              Management Corporation  Counsel & Secretary

                              BlackRock Capital       MD, General
                              Management, Inc.        Counsel & Secretary

                              BlackRock (Japan) Inc.  MD, General Counsel &
                                                      Secretary

                              BlackRock Investments,  General Counsel &
                              Inc.                    Secretary

Paul L. Audet                 BlackRock, Inc.         Chief Financial
                              BlackRock Financial     Officer &
                              Management, Inc.        Chief Financial Officer &
                                                      Managing Director

                              BlackRock Advisors,     Director (2/00)
                              Inc.

                              BlackRock Institutional Director (2/00)
                              Management Corporation

                              BlackRock Capital       Director (2/00)
                              Management, Inc.

                              BlackRock (Japan) Inc.  Chief Financial Officer &
                                                      Managing Director

Henry Gabbay                  BlackRock, Inc.         Managing Director
                                                      Portfolio Compliance

                              BlackRock Financial     Managing Director,
                              Management, Inc.        Portfolio Compliance

                              BlackRock Advisors,     Managing Director,
                              Inc.                    Portfolio Compliance

                              BlackRock Institutional Managing Director,
                              Management Corporation  Portfolio Compliance

                              BlackRock Capital       Managing Director,
                              Management, Inc.        Portfolio Compliance

                              BlackRock (Japan) Inc.  Managing Director, Portfolio
                                                      Compliance

                              BlackRock Investments,  Chief Operating
                              Inc.                    Officer (12/99)

Bartholomew Angelo Battista  BlackRock Financial      Director, Regulatory
Director, Regulatory          Management, Inc.        Compliance

                              BlackRock Advisors,     Director,
                              Inc.                    Regulatory Compliance

                              BlackRock Institutional Director,
                              Management Corporation  Regulatory Compliance

                              BlackRock Capital       Director,
                              Management, Inc.        Regulatory Compliance

                              BlackRock (Japan) Inc.  Director, Regulatory Compliance

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, BBH Fund, Inc.,
                  BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust,
                  Excelsior Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds,
                  Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall
                  Funds, Inc., MTB Group of Funds, The Provident Riverfront Funds, and
                  WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

                 (c)    Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

                                    (Notices should be sent to the Agent for
                                    Service at above address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7010

Federated                           P.O. Box 8612
Services Company                    Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

CB Capital Management, Inc.         328 S. Saginaw Street
("Sub-Administrator")               Flint, MI 48502

CB Capital Management, Inc.         328 S. Saginaw Street
("Adviser")                         Flint, MI 48502

Wellington Management Company, LLP  75 State Street
("Sub-Adviser")                     Boston, MA 02109

Nicholas-Applegate Capital          600 West Broadway
Management ("Sub-Adviser")          San Diego, CA 92101

Systematic Financial                300 Frank W. Burr Blvd
Management, L.P.                    Blenpointe East, 7th Floor
("Sub-Adviser")                     Teaneck, NJ 07666

BlackRock International, Ltd.       40 Torpichen Street
("Sub-Adviser")                     Edinburgh EH3 8JB Scotland, U.K.

State Street Bank and               P.O. Box 8600
Trust Company                       Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services:

            None

Item 30.    Undertakings:

            The Registrant hereby undertakes, pursuant to Section 14(a)(3)
            of the Investment Company Act of 1940, that following the
            effective date of the registration statement, the Registrant will not make any public offering of its securities until after the date on which the reorganization which is the subject of this registration statement shall have been consummated.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant,  GOLDEN OAK(R) FAMILY OF FUNDS,
certifes  that  it  meets  all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Registration  Statement  to be signed  on its  behalf  by the  undersigned,  duly  authorized,  in the  City of
Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of March, 2004.

                         GOLDEN OAK(R)FAMILY OF FUNDS

                        BY: /s/ C. Grant Anderson
                        C. Grant Anderson, Assistant Secretary
                        March 30, 2004

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    TITLE                   DATE

By:   /s/ C. Grant Anderson   Attorney In Fact     March 30, 2004
      C. Grant Anderson       For the Persons
      ASSISTANT SECRETARY     Listed Below

      NAME                    TITLE

John F. Donahue*              Chairman and Trustee

Peter J. Germain              President
                              (Principal Executive Officer)

J. Christopher Donahue*       Executive Vice President and Trustee

Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)

Thomas G. Bigley*             Trustee

John T. Conroy, Jr.*          Trustee

Nicholas P. Constantakis*     Trustee

John F. Cunningham*           Trustee

Peter E. Madden*              Trustee

Charles F. Mansfield, Jr.*    Trustee

John E. Murray, Jr.*          Trustee

Marjorie P. Smuts*            Trustee

John S. Walsh*                Trustee

*By Power of Attorney